As filed with the Securities and Exchange Commission on November 23, 2005

                                            REGISTRATION STATEMENT NO. 333-96519
                                                                       811-03927

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 8

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 69
                                   -----------

                THE TRAVELERS FUND UL FOR VARIABLE LIFE INSURANCE
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including area code: (860) 308-1000


                              MARIE C. SWIFT, ESQ.
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ X ]    immediately upon filing pursuant to paragraph (b)

[   ]    on (date) pursuant to paragraph (b)

[   ]    __ days after filing pursuant to paragraph (a)(1)

[   ]    on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

_____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being registered: Flexible Premium Variable Life Insurance Policies

================================================================================

                                   FILING NOTE

The purpose of this Post-Effective Amendment No. 8 is to file the attached Supplement Dated November 23, 2005 to the Travelers Variable Life Insurance Policy Prospectus Dated May 2, 2005.

The following documents are incorporated herein by reference:

     Travelers Variable Life Insurance Policy Prospectus and Statement of Additional Information dated May 2, 2005 filed with the Securities and Exchange Commission on April 29, 2005 on Form N-6 as Post-Effective Amendment No. 7 to the Registration Statement No. 333-96519.

                                     PART A

                          SUPPLEMENT TO THE PROSPECTUS

                             TRAVELERS VARIABLE LIFE
                      TRAVELERS VARIABLE SURVIVORSHIP LIFE
                     TRAVELERS VARIABLE SURVIVORSHIP LIFE II
                 TRAVELERS VARIABLE LIFE ACCUMULATOR - SERIES 3
                            TRAVELERS MARKETLIFE(SM)
                                   VINTAGELIFE

                            ISSUED TO INDIVIDUALS BY:
  THE TRAVELERS INSURANCE COMPANY - THE TRAVELERS FUND UL (A SEPARATE ACCOUNT)
                                       OR
        THE TRAVELERS LIFE AND ANNUITY COMPANY - THE TRAVELERS FUND UL II
                              (A SEPARATE ACCOUNT)


                       SUPPLEMENT DATED NOVEMBER 23, 2005
                                     TO THE
                         PROSPECTUSES DATED MAY 2, 2005


This supplements the information contained in the Prospectuses for the above-referenced flexible premium variable life insurance policies dated May 2, 2005, as supplemented.

Effective immediately, the MFS Value Portfolio of The Travelers Series Trust is available as an additional Investment Option under the Policies. Accordingly, the Portfolio's name is hereby added to page 1 of the Prospectuses under the heading The Travelers Series Trust. In addition, the following information is added to the FUND FEES AND EXPENSES table that appears in the FUND CHARGES AND EXPENSES section of the Prospectuses:

                                            DISTRIBUTION
                                               AND/OR                   TOTAL    CONTRACTUAL FEE     NET TOTAL
                                               SERVICE                 ANNUAL         WAIVER           ANNUAL
UNDERLYING                     MANAGEMENT      (12b-1)      OTHER     OPERATING   AND/OR EXPENSE     OPERATING
FUND:                             FEE           FEES       EXPENSES    EXPENSES   REIMBURSEMENT       EXPENSES
-------------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST
   MFS Value Portfolio......     0.72%            --         0.39%       1.11%           --              __(a)

The following note is added to the NOTES following the FUND FEES AND EXPENSES table:

(a) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $600 million of net assets; 0.725% on the next $300 million; 0.70% on the next $600 million; 0.675% on the next $1 billion and 0.625% on assets in excess of $2.5 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. Fund has a voluntary waiver of 1.00%. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

The following is added to the table that appears under THE FUNDS section of the
Prospectuses:

              FUNDING                                INVESTMENT                             INVESTMENT
               OPTION                                OBJECTIVE                          ADVISER/SUBADVISER
-------------------------------------   -------------------------------------    ---------------------------------
THE TRAVELERS SERIES TRUST
   MFS Value Portfolio                  Seeks capital appreciation and           TAMIC
                                        reasonable income.  The Fund             Subadviser: MFS
                                        normally invests in income
                                        producing equity securities of
                                        companies believed to be
                                        undervalued in the market.



L- 24561

                                     INVEST
                              TRAVELERS MARKETLIFE
                             TRAVELERS VARIABLE LIFE
                       TRAVELERS VARIABLE LIFE ACCUMULATOR
                      TRAVELERS VARIABLE SURVIVORSHIP LIFE
                     TRAVELERS VARIABLE SURVIVORSHIP LIFE II
                 TRAVELERS VARIABLE LIFE ACCUMULATOR - SERIES 2




                   PART B: STATEMENT OF ADDITIONAL INFORMATION
                                      (SAI)


                                      DATED



                    MAY 2, 2005 AS REVISED NOVEMBER 23, 2005



                                       FOR


                THE TRAVELERS FUND UL FOR VARIABLE LIFE INSURANCE
                                  (REGISTRANT)


                                    ISSUED BY


                         THE TRAVELERS INSURANCE COMPANY
                                   (DEPOSITOR)




This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains additional information about the Contracts and The Travelers Insurance Company. You should read this SAI in conjunction with the prospectuses for the Flexible Premium Variable Life Insurance Contract dated May 2, 2005 for INVEST, Travelers MarketLife, Travelers Variable Life, Travelers Variable Life Accumulator, Travelers Variable Life Accumulator - Series 2, Travelers Variable Survivorship Life, and Travelers Variable Survivorship Life II ("the Contracts"). The defined terms used in this SAI are as defined in the prospectuses.


Copies of the prospectuses may be obtained by writing to The Travelers Insurance Company, One Cityplace, Hartford, Connecticut 06103-3415, or by calling 1-800-334-4298 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                               3
   The Depositor                                                              3
   State Regulation                                                           3
   The Registrant                                                             3
   Registration Statement                                                     3
   The Custodian                                                              3
UNDERWRITING AND SERVICE AGREEMENTS                                           3
   Distribution and Principal Underwriting Agreement                          3
   Compensation                                                               4
   Distribution and Service Fees (12b-1 fees)                                 4
VALUATION OF ASSETS                                                           4
   Investment Options                                                         4
   The Cash Value                                                             4
   Accumulation Unit Value                                                    4
ADDITIONAL INFORMATION ABOUT CONTRACT CHARGES                                 5
   Special Purchase Plans                                                     5
   Underwriting Procedures                                                    5
   Increases and Decreases in Stated Amount                                   5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                                 5
FINANCIAL STATEMENTS                                                          5

                         GENERAL INFORMATION AND HISTORY

THE DEPOSITOR. The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06183, and its telephone number is (860) 308-1000.


The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its affiliates and subsidiaries, is a leading provider of insurance and other financial services to a broad spectrum of individual and institutional customers.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the Commissioner). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE REGISTRANT. The Travelers Insurance Company sponsors a separate account: The Travelers Fund UL for Variable Life Insurance (Fund UL). Fund UL was established under the laws of Connecticut on November 10, 1983. Fund UL is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "a separate account." Separate Accounts are primarily designed to keep policy assets separate from other company assets.

REGISTRATION STATEMENT. Registration Statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statements, their amendments and exhibits, contain information beyond that found in the prospectuses and the SAI.

THE CUSTODIAN. The Company holds title to the assets in the Separate Account.


                       UNDERWRITING AND SERVICE AGREEMENTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies.


TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.


                         TDLLC UNDERWRITING COMMISSIONS
                         ------------------------------

---------- ------------------------------------------------ ----------------------------------
            UNDERWRITING COMMISSIONS PAID TO TDLLC BY THE        AMOUNT OF UNDERWRITING
   YEAR                        COMPANY                        COMMISSIONS RETAINED BY TDLLC
---------- ------------------------------------------------ ----------------------------------

   2004                        $2,096                                      $0
---------- ------------------------------------------------ ----------------------------------
   2003                        $2,272                                      $0
---------- ------------------------------------------------ ----------------------------------
   2002                        $2,672                                      $0
---------- ------------------------------------------------ ----------------------------------

The Policies are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Policies but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. We intend to offer the Policy in all jurisdictions where we are licensed to do business and where the Policy is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

                               VALUATION OF ASSETS

INVESTMENT OPTIONS. The value of the assets of each Investment Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CASH VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of an Investment Option from one valuation period to the next. The net investment factor for an Investment Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Investment Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of an Investment Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b) = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the Investment Option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. An Investment Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Investment Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Investment Option and takes into account the investment performance, expenses and the deduction of certain expenses.

                  ADDITIONAL INFORMATION ABOUT CONTRACT CHARGES

SPECIAL PURCHASE PLANS. We reserve the right to waive all or a part of any fee we charge under the Contract (excluding Fund expenses). Factors we consider include one or more of the following: size and type of group to whom the Contract is issues; amount of expected premiums; relationship with us or an affiliated company, receiving distributions or making transfers from other contracts we or one of our affiliates issue; type and frequency of administrative and sales service provided; or any other factor we determine relevant. Any fee modification will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued.

UNDERWRITING PROCEDURES. The Contract's cost of insurance depends on the insured's sex, issue age, risk class and length of time the Contract has been in force. The rates will vary depending on tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the Insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables. The maximum rates for the tables-rated substandard insureds are based on a multiple (shown in the schedule pages of the Contract) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

The cost of insurance rates, Policy charges, and payment options for Contracts issued in Montana, and perhaps other states are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

INCREASES AND DECREASES IN STATED AMOUNT. After the first Policy Year, You may request in writing to change the Stated Amount. When your Stated Amount changes, your policy charges and possibly your Death Benefit will also change. If you increase or decrease your Stated Amount your Contract may become a modified endowment contract (MEC) under federal tax law (please see the Federal Income Taxes section of the Prospectus for more information and consult your tax adviser for information on the impact a modified endowment contract may effect you).

Under some circumstances you will need to provide evidence that the insured is still insurable. Any change in Stated Amount will be effective on either the next or prior Monthly Deduction Date after the change has been approved by us.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, and the financial statements of The Travelers Fund UL for Variable Life Insurance as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein and have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, for variable interest entities in 2003, and for goodwill and intangible assets in 2002.



                              FINANCIAL STATEMENTS

The financial statements of The Travelers Insurance Company and The Travelers Fund UL for Variable Life Insurance follow this page of the SAI. The financial statements of The Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the separate accounts.

ANNUAL REPORT
DECEMBER 31, 2004

                              THE TRAVELERS FUND UL
                              FOR VARIABLE LIFE INSURANCE

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                               DREYFUS
                                           CAPITAL           STOCK INDEX                                  MANAGED
                                        APPRECIATION        FUND - INITIAL          HIGH YIELD             ASSETS
                                            FUND                SHARES              BOND TRUST             TRUST
                                        ------------        --------------        ------------         ------------
ASSETS:
  Investments at market value:          $ 10,983,120         $ 10,324,895         $    135,072         $  3,498,240

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........            10,983,120           10,324,895              135,072            3,498,240
                                        ------------         ------------         ------------         ------------


LIABILITIES:
  Other liabilities ..........                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $ 10,983,120         $ 10,324,895         $    135,072         $  3,498,240
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                          GLOBAL
                                                                                ALLIANCEBERNSTEIN         GROWTH
                                            MONEY                                 PREMIER GROWTH          FUND -
                                           MARKET             THE MERGER           PORTFOLIO -           CLASS 2
                                          PORTFOLIO            FUND VL               CLASS B              SHARES
                                        ------------         ------------       -----------------      ------------
ASSETS:
  Investments at market value:          $ 11,112,892         $      5,733         $    210,191         $    355,085

  Receivables:
    Dividends ................                 9,424                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........            11,122,316                5,733              210,191              355,085
                                        ------------         ------------         ------------         ------------


LIABILITIES:
  Other liabilities ..........                    12                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Liabilities ......                    12                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $ 11,122,304         $      5,733         $    210,191         $    355,085
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                       CITISTREET
                                                               CITISTREET          CITISTREET            SMALL
     GROWTH           GROWTH-INCOME         CITISTREET        INTERNATIONAL          LARGE              COMPANY
     FUND -               FUND -           DIVERSIFIED            STOCK             COMPANY              STOCK
     CLASS 2             CLASS 2           BOND FUND -           FUND -           STOCK FUND -           FUND -
     SHARES               SHARES             CLASS I             CLASS I            CLASS I             CLASS I
  ------------        ------------        ------------        -------------       ------------        ------------
  $  1,284,174        $  1,207,743        $     17,106        $     77,468        $     27,299        $    364,279


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

     1,284,174           1,207,743              17,106              77,468              27,299             364,279
  ------------        ------------        ------------        ------------        ------------        ------------



            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $  1,284,174        $  1,207,743        $     17,106        $     77,468        $     27,299        $    364,279
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                           CREDIT                                 DREYFUS VIF -
                                           SUISSE              DELAWARE             DEVELOPING         DREYFUS VIF -
                                            TRUST              VIP REIT              LEADERS            APPRECIATION
                                          EMERGING             SERIES -            PORTFOLIO -          PORTFOLIO -
                                           MARKETS             STANDARD              INITIAL              INITIAL
                                          PORTFOLIO             CLASS                 SHARES               SHARES
                                        ------------         ------------         -------------        -------------
ASSETS:
  Investments at market value:          $     78,514         $    144,545         $    560,122         $      2,307

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........                78,514              144,545              560,122                2,307
                                        ------------         ------------         ------------         ------------


LIABILITIES:
  Other liabilities ..........                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $     78,514         $    144,545         $    560,122         $      2,307
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                           TEMPLETON
                         MUTUAL            DEVELOPING           TEMPLETON          TEMPLETON           TEMPLETON
    FRANKLIN             SHARES             MARKETS              FOREIGN          GLOBAL ASSET       GLOBAL INCOME
    SMALL CAP          SECURITIES          SECURITIES          SECURITIES          ALLOCATION          SECURITIES
     FUND -              FUND -              FUND -              FUND -              FUND -              FUND -
     CLASS 2            CLASS 2             CLASS 2              CLASS 2            CLASS 1             CLASS 1
     SHARES              SHARES              SHARES              SHARES              SHARES              SHARES
  ------------        ------------        ------------        ------------        ------------       -------------
  $    394,940        $     73,592        $     13,707        $    103,355        $  4,674,890        $    939,185


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

       394,940              73,592              13,707             103,355           4,674,890             939,185
  ------------        ------------        ------------        ------------        ------------        ------------



            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $    394,940        $     73,592        $     13,707        $    103,355        $  4,674,890        $    939,185
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                          TEMPLETON
                                           GROWTH               GOLDMAN               EQUITY
                                         SECURITIES              SACHS                INDEX
                                           FUND -               CAPITAL            PORTFOLIO -         FUNDAMENTAL
                                           CLASS 1               GROWTH              CLASS I              VALUE
                                           SHARES                 FUND                SHARES            PORTFOLIO
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $ 11,003,526         $    107,579         $  3,943,847         $  4,844,071

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........            11,003,526              107,579            3,943,847            4,844,071
                                        ------------         ------------         ------------         ------------


LIABILITIES:
  Other liabilities ..........                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $ 11,003,526         $    107,579         $  3,943,847         $  4,844,071
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                        PIONEER
     GLOBAL              MID CAP            WORLDWIDE                                TOTAL              MID CAP
   TECHNOLOGY             GROWTH              GROWTH             LAZARD              RETURN            VALUE VCT
   PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         RETIREMENT         PORTFOLIO -         PORTFOLIO -
     SERVICE             SERVICE             SERVICE            SMALL CAP        ADMINISTRATIVE         CLASS II
     SHARES               SHARES              SHARES            PORTFOLIO            CLASS               SHARES
  ------------        ------------        ------------        ------------       --------------       ------------
  $    159,493        $    495,727        $    365,966        $     38,885        $  1,640,026        $    228,412


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

       159,493             495,727             365,966              38,885           1,640,026             228,412
  ------------        ------------        ------------        ------------        ------------        ------------



            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $    159,493        $    495,727        $    365,966        $     38,885        $  1,640,026        $    228,412
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                          PUTNAM VT                                                       EAFE(R)
                                          DISCOVERY            PUTNAM VT            PUTNAM VT             EQUITY
                                           GROWTH            INTERNATIONAL          SMALL CAP             INDEX
                                           FUND -            EQUITY FUND -         VALUE FUND -           FUND -
                                          CLASS IB              CLASS IB             CLASS IB            CLASS A
                                           SHARES                SHARES               SHARES              SHARES
                                        ------------         -------------        -------------        ------------
ASSETS:
  Investments at market value:          $     23,507         $    385,067         $    322,716         $    673,135

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........                23,507              385,067              322,716              673,135
                                        ------------         ------------         ------------         ------------


LIABILITIES:
  Other liabilities ..........                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $     23,507         $    385,067         $    322,716         $    673,135
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            MULTIPLE
                                           DISCIPLINE
                         MULTIPLE         PORTFOLIO -
                        DISCIPLINE          BALANCED
    SMALL CAP          PORTFOLIO -          ALL CAP
  INDEX FUND -           ALL CAP             GROWTH            CONVERTIBLE            EQUITY
     CLASS A              GROWTH              AND              SECURITIES             INCOME            LARGE CAP
     SHARES             AND VALUE            VALUE              PORTFOLIO           PORTFOLIO           PORTFOLIO
  ------------        ------------        ------------        ------------        ------------        ------------
  $  1,939,506        $     31,273        $     16,814        $    114,334        $  1,038,734        $    153,834


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

     1,939,506              31,273              16,814             114,334           1,038,734             153,834
  ------------        ------------        ------------        ------------        ------------        ------------



            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $  1,939,506        $     31,273        $     16,814        $    114,334        $  1,038,734        $    153,834
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                           ZERO
                                                                                                          COUPON
                                             MFS                                                           BOND
                                             MID                                       U.S.                FUND
                                             CAP                PIONEER             GOVERNMENT          PORTFOLIO
                                           GROWTH                FUND               SECURITIES            SERIES
                                          PORTFOLIO            PORTFOLIO            PORTFOLIO              2005
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $    272,785         $    393,771         $  2,968,179         $  2,191,639

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........               272,785              393,771            2,968,179            2,191,639
                                        ------------         ------------         ------------         ------------


LIABILITIES:
  Other liabilities ..........                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $    272,785         $    393,771         $  2,968,179         $  2,191,639
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                           SMITH
                                                                                                          BARNEY
                                                                  SMITH               SMITH           INTERNATIONAL
       AIM                MFS                PIONEER             BARNEY               BARNEY               ALL
     CAPITAL             TOTAL              STRATEGIC          AGGRESSIVE              HIGH                CAP
  APPRECIATION           RETURN               INCOME             GROWTH               INCOME              GROWTH
    PORTFOLIO          PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
  ------------        ------------        ------------        ------------        ------------        -------------
  $  2,935,917        $  4,973,161        $    686,338        $  1,309,210        $  1,215,968        $     32,157


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

     2,935,917           4,973,161             686,338           1,309,210           1,215,968              32,157
  ------------        ------------        ------------        ------------        ------------        ------------



            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $  2,935,917        $  4,973,161        $    686,338        $  1,309,210        $  1,215,968        $     32,157
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            SMITH               SMITH
                                           BARNEY               BARNEY
                                            LARGE               LARGE                                    COMSTOCK
                                             CAP            CAPITALIZATION          STRATEGIC          PORTFOLIO -
                                            VALUE               GROWTH                EQUITY             CLASS II
                                          PORTFOLIO           PORTFOLIO             PORTFOLIO             SHARES
                                        ------------        --------------        ------------         ------------
ASSETS:
  Investments at market value:          $  2,134,935         $  1,678,379         $  6,552,351         $     50,861

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........             2,134,935            1,678,379            6,552,351               50,861
                                        ------------         ------------         ------------         ------------


LIABILITIES:
  Other liabilities ..........                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $  2,134,935         $  1,678,379         $  6,552,351         $     50,861
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

    EMERGING             EQUITY -                                 HIGH                ASSET
     GROWTH               INCOME              GROWTH             INCOME              MANAGER          CONTRAFUND(R)
   PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
     CLASS I             INITIAL             INITIAL             INITIAL             INITIAL            SERVICE
     SHARES               CLASS               CLASS               CLASS               CLASS              CLASS
  ------------        ------------        ------------        ------------        ------------        -------------
  $    136,190        $ 11,573,029        $ 11,395,057        $  2,175,190        $  3,886,739        $    713,838


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

       136,190          11,573,029          11,395,057           2,175,190           3,886,739             713,838
  ------------        ------------        ------------        ------------        ------------        ------------



            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $    136,190        $ 11,573,029        $ 11,395,057        $  2,175,190        $  3,886,739        $    713,838
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            MID
                                            CAP
                                        PORTFOLIO -
                                          SERVICE
                                          CLASS 2               COMBINED
                                        ------------          ------------
ASSETS:
  Investments at market value:          $    145,606          $131,536,206

  Receivables:
    Dividends ................                    --                 9,424
                                        ------------          ------------

      Total Assets ...........               145,606           131,545,630
                                        ------------          ------------


LIABILITIES:
  Other liabilities ..........                    --                    12
                                        ------------          ------------

      Total Liabilities ......                    --                    12
                                        ------------          ------------

NET ASSETS:                             $    145,606          $131,545,618
                                        ============          ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               DREYFUS
                                                                                STOCK
                                                                                INDEX                 HIGH
                                                          CAPITAL               FUND -               YIELD               MANAGED
                                                        APPRECIATION           INITIAL                BOND               ASSETS
                                                            FUND                SHARES               TRUST                TRUST
                                                        ------------         ------------         ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................         $         --         $    177,360         $      8,861        $     79,632
                                                        ------------         ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................               72,494               74,730                  793              23,412
  Administrative charges ......................                6,466                8,081                   --               1,261
                                                        ------------         ------------         ------------        ------------

    Total expenses ............................               78,960               82,811                  793              24,673
                                                        ------------         ------------         ------------        ------------

      Net investment income (loss) ............              (78,960)              94,549                8,068              54,959
                                                        ------------         ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --                   --                   88              28,860
    Realized gain (loss) on sale of investments             (166,903)             (33,849)               1,489             (38,350)
                                                        ------------         ------------         ------------        ------------

      Realized gain (loss) ....................             (166,903)             (33,849)               1,577              (9,490)
                                                        ------------         ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................            1,986,479              840,303                  701             229,216
                                                        ------------         ------------         ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................         $  1,740,616         $    901,003         $     10,346        $    274,685
                                                        ============         ============         ============        ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                ALLIANCEBERNSTEIN        GLOBAL
                                                                                 THE                 PREMIER             GROWTH
                                                            MONEY               MERGER               GROWTH              FUND -
                                                            MARKET               FUND              PORTFOLIO -           CLASS 2
                                                          PORTFOLIO               VL                 CLASS B             SHARES
                                                        ------------         ------------       -----------------     ------------
INVESTMENT INCOME:
  Dividends ...................................         $    108,742         $         --         $         --        $      1,285
                                                        ------------         ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................               82,084                   24                1,400               2,236
  Administrative charges ......................                6,111                   --                   --                  48
                                                        ------------         ------------         ------------        ------------

    Total expenses ............................               88,195                   24                1,400               2,284
                                                        ------------         ------------         ------------        ------------

      Net investment income (loss) ............               20,547                  (24)              (1,400)               (999)
                                                        ------------         ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --                   --                   --                  --
    Realized gain (loss) on sale of investments                   --                    1                  308               2,993
                                                        ------------         ------------         ------------        ------------

      Realized gain (loss) ....................                   --                    1                  308               2,993
                                                        ------------         ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................                   --                  379               14,978              35,443
                                                        ------------         ------------         ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................         $     20,547         $        356         $     13,886        $     37,437
                                                        ============         ============         ============        ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                      CITISTREET          CITISTREET
                                             CITISTREET         CITISTREET              LARGE               SMALL
     GROWTH            GROWTH-INCOME        DIVERSIFIED        INTERNATIONAL           COMPANY             COMPANY
     FUND -                FUND -               BOND               STOCK                STOCK               STOCK
     CLASS 2              CLASS 2              FUND -             FUND -                FUND -              FUND -
     SHARES                SHARES             CLASS I             CLASS I              CLASS I             CLASS I
  ------------         ------------        ------------        -------------        ------------         ------------
  $      2,040         $      9,898        $        549        $        961         $        225         $        363
  ------------         ------------        ------------        ------------         ------------         ------------


         8,556                8,370                  98                 432                  159                1,984
           179                  343                  --                  --                   --                   --
  ------------         ------------        ------------        ------------         ------------         ------------

         8,735                8,713                  98                 432                  159                1,984
  ------------         ------------        ------------        ------------         ------------         ------------

        (6,695)               1,185                 451                 529                   66               (1,621)
  ------------         ------------        ------------        ------------         ------------         ------------



            --                   --                  --                  --                   --                   --
        13,004               17,837                  24              (1,466)                (816)                  98
  ------------         ------------        ------------        ------------         ------------         ------------

        13,004               17,837                  24              (1,466)                (816)                  98
  ------------         ------------        ------------        ------------         ------------         ------------


       118,642               80,641                 172              10,742                3,106               47,608
  ------------         ------------        ------------        ------------         ------------         ------------



  $    124,951         $     99,663        $        647        $      9,805         $      2,356         $     46,085
  ============         ============        ============        ============         ============         ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                    DREYFUS
                                                            CREDIT             DELAWARE               VIF -              DREYFUS
                                                            SUISSE               VIP               DEVELOPING             VIF -
                                                            TRUST                REIT                LEADERS          APPRECIATION
                                                           EMERGING            SERIES -            PORTFOLIO -         PORTFOLIO -
                                                           MARKETS             STANDARD              INITIAL             INITIAL
                                                          PORTFOLIO             CLASS                SHARES              SHARES
                                                        ------------         ------------         ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................         $        219         $         --         $      1,059        $         94
                                                        ------------         ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................                  483                  240                4,078                  39
  Administrative charges ......................                   --                   --                   80                  --
                                                        ------------         ------------         ------------        ------------

    Total expenses ............................                  483                  240                4,158                  39
                                                        ------------         ------------         ------------        ------------

      Net investment income (loss) ............                 (264)                (240)              (3,099)                 55
                                                        ------------         ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --                   --                   --                  --
    Realized gain (loss) on sale of investments                3,089                  135                6,508                  97
                                                        ------------         ------------         ------------        ------------

      Realized gain (loss) ....................                3,089                  135                6,508                  97
                                                        ------------         ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................               12,156               14,949               48,877                  58
                                                        ------------         ------------         ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................         $     14,981         $     14,844         $     52,286        $        210
                                                        ============         ============         ============        ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                            TEMPLETON                                TEMPLETON             TEMPLETON
                           MUTUAL           DEVELOPING           TEMPLETON             GLOBAL                GLOBAL
    FRANKLIN               SHARES            MARKETS              FOREIGN              ASSET                 INCOME
    SMALL CAP            SECURITIES         SECURITIES          SECURITIES           ALLOCATION            SECURITIES
     FUND -                FUND -             FUND -              FUND -               FUND -                FUND -
     CLASS 2              CLASS 2            CLASS 2              CLASS 2             CLASS 1               CLASS 1
     SHARES                SHARES             SHARES              SHARES               SHARES                SHARES
  ------------         ------------        ------------        ------------         ------------         ------------
  $         --         $        189        $         51        $        349         $    127,355         $    102,597
  ------------         ------------        ------------        ------------         ------------         ------------


         2,594                  256                  37                 335               29,604                6,590
            93                    6                  --                  --                1,956                  614
  ------------         ------------        ------------        ------------         ------------         ------------

         2,687                  262                  37                 335               31,560                7,204
  ------------         ------------        ------------        ------------         ------------         ------------

        (2,687)                 (73)                 14                  14               95,795               95,393
  ------------         ------------        ------------        ------------         ------------         ------------



            --                   --                  --                  --                   --                   --
         2,415                   58                  40                 103               11,639               20,491
  ------------         ------------        ------------        ------------         ------------         ------------

         2,415                   58                  40                 103               11,639               20,491
  ------------         ------------        ------------        ------------         ------------         ------------


        36,213                6,080               2,250              12,372              514,084                2,361
  ------------         ------------        ------------        ------------         ------------         ------------



  $     35,941         $      6,065        $      2,304        $     12,489         $    621,518         $    118,245
  ============         ============        ============        ============         ============         ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         TEMPLETON
                                                           GROWTH              GOLDMAN              EQUITY
                                                         SECURITIES             SACHS                INDEX
                                                           FUND -              CAPITAL            PORTFOLIO -         FUNDAMENTAL
                                                          CLASS 1               GROWTH              CLASS I              VALUE
                                                           SHARES                FUND               SHARES             PORTFOLIO
                                                        ------------         ------------         ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................         $    130,865         $        730         $     60,574        $     30,996
                                                        ------------         ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................               73,763                  748               26,228              35,603
  Administrative charges ......................                5,790                   --                  475               2,815
                                                        ------------         ------------         ------------        ------------

    Total expenses ............................               79,553                  748               26,703              38,418
                                                        ------------         ------------         ------------        ------------

      Net investment income (loss) ............               51,312                  (18)              33,871              (7,422)
                                                        ------------         ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --                   --                   --             109,422
    Realized gain (loss) on sale of investments              (81,989)                 334               24,955              55,704
                                                        ------------         ------------         ------------        ------------

      Realized gain (loss) ....................              (81,989)                 334               24,955             165,126
                                                        ------------         ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................            1,528,301                7,640              255,441             161,994
                                                        ------------         ------------         ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................         $  1,497,624         $      7,956         $    314,267        $    319,698
                                                        ============         ============         ============        ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                            PIONEER
                                                                                                            MID CAP
     GLOBAL               MID CAP            WORLDWIDE                                 TOTAL                 VALUE
   TECHNOLOGY              GROWTH              GROWTH             LAZARD               RETURN                 VCT
   PORTFOLIO -          PORTFOLIO -         PORTFOLIO -         RETIREMENT          PORTFOLIO -           PORTFOLIO -
     SERVICE              SERVICE             SERVICE            SMALL CAP         ADMINISTRATIVE           CLASS II
     SHARES                SHARES              SHARES            PORTFOLIO             CLASS                 SHARES
  ------------         ------------        ------------        ------------        --------------        ------------
  $         --         $         --        $      3,111        $         --         $     28,930         $        465
  ------------         ------------        ------------        ------------         ------------         ------------


         1,131                3,282               2,694                 210               12,374                1,318
            71                  250                 162                  --                  488                   24
  ------------         ------------        ------------        ------------         ------------         ------------

         1,202                3,532               2,856                 210               12,862                1,342
  ------------         ------------        ------------        ------------         ------------         ------------

        (1,202)              (3,532)                255                (210)              16,068                 (877)
  ------------         ------------        ------------        ------------         ------------         ------------



            --                   --                  --                  --               23,706                1,630
        (2,491)                  34              (8,185)                 (9)               4,158                5,893
  ------------         ------------        ------------        ------------         ------------         ------------

        (2,491)                  34              (8,185)                 (9)              27,864                7,523
  ------------         ------------        ------------        ------------         ------------         ------------


         3,445               82,891              22,745               3,632               16,838               28,544
  ------------         ------------        ------------        ------------         ------------         ------------



  $       (248)        $     79,393        $     14,815        $      3,413         $     60,770         $     35,190
  ============         ============        ============        ============         ============         ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          PUTNAM VT            PUTNAM VT            PUTNAM VT            EAFE(R)
                                                          DISCOVERY          INTERNATIONAL          SMALL CAP            EQUITY
                                                            GROWTH               EQUITY               VALUE               INDEX
                                                            FUND -               FUND -              FUND -              FUND -
                                                           CLASS IB             CLASS IB            CLASS IB             CLASS A
                                                            SHARES               SHARES              SHARES              SHARES
                                                        ------------         -------------        ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................         $         --         $      4,885         $        871        $     12,631
                                                        ------------         ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................                  176                2,715                2,178               4,178
  Administrative charges ......................                   --                   53                   51                 337
                                                        ------------         ------------         ------------        ------------

    Total expenses ............................                  176                2,768                2,229               4,515
                                                        ------------         ------------         ------------        ------------

      Net investment income (loss) ............                 (176)               2,117               (1,358)              8,116
                                                        ------------         ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --                   --                   --                  --
    Realized gain (loss) on sale of investments                1,779                7,444               10,690               5,171
                                                        ------------         ------------         ------------        ------------

      Realized gain (loss) ....................                1,779                7,444               10,690               5,171
                                                        ------------         ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................                  310               40,774               52,601              84,097
                                                        ------------         ------------         ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................         $      1,913         $     50,335         $     61,933        $     97,384
                                                        ============         ============         ============        ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                             MULTIPLE
                          MULTIPLE          DISCIPLINE
                         DISCIPLINE        PORTFOLIO -
    SMALL CAP           PORTFOLIO -          BALANCED
      INDEX               ALL CAP            ALL CAP
     FUND -                GROWTH             GROWTH            CONVERTIBLE            EQUITY
     CLASS A                AND                AND              SECURITIES             INCOME              LARGE CAP
     SHARES                VALUE              VALUE              PORTFOLIO            PORTFOLIO            PORTFOLIO
  ------------         ------------        ------------        ------------         ------------         ------------
  $      6,942         $         92        $        134        $      2,415         $     13,026         $      1,196
  ------------         ------------        ------------        ------------         ------------         ------------


        12,660                   74                  28                 901                7,131                1,079
         1,043                   --                  --                   4                  160                    7
  ------------         ------------        ------------        ------------         ------------         ------------

        13,703                   74                  28                 905                7,291                1,086
  ------------         ------------        ------------        ------------         ------------         ------------

        (6,761)                  18                 106               1,510                5,735                  110
  ------------         ------------        ------------        ------------         ------------         ------------



            --                  112                  38                  --               45,504                   --
        62,397                   12                  27               4,789                7,714                2,255
  ------------         ------------        ------------        ------------         ------------         ------------

        62,397                  124                  65               4,789               53,218                2,255
  ------------         ------------        ------------        ------------         ------------         ------------


       213,331                1,733                 438                 103               24,719                6,032
  ------------         ------------        ------------        ------------         ------------         ------------



  $    268,967         $      1,875        $        609        $      6,402         $     83,672         $      8,397
  ============         ============        ============        ============         ============         ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                          ZERO
                                                                                                                         COUPON
                                                                                                                          BOND
                                                             MFS                                      U.S.                FUND
                                                           MID CAP             PIONEER             GOVERNMENT           PORTFOLIO
                                                            GROWTH               FUND              SECURITIES            SERIES
                                                          PORTFOLIO           PORTFOLIO             PORTFOLIO             2005
                                                        ------------         ------------         ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................         $         --         $      3,417         $    129,525        $     99,042
                                                        ------------         ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................                1,928                2,535               25,759              14,277
  Administrative charges ......................                   24                  240                2,096                 452
                                                        ------------         ------------         ------------        ------------

    Total expenses ............................                1,952                2,775               27,855              14,729
                                                        ------------         ------------         ------------        ------------

      Net investment income (loss) ............               (1,952)                 642              101,670              84,313
                                                        ------------         ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --                   --                6,195              24,729
    Realized gain (loss) on sale of investments                5,796               (5,540)              36,937               9,830
                                                        ------------         ------------         ------------        ------------

      Realized gain (loss) ....................                5,796               (5,540)              43,132              34,559
                                                        ------------         ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................               27,960               40,808               42,263            (109,793)
                                                        ------------         ------------         ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................         $     31,804         $     35,910         $    187,065        $      9,079
                                                        ============         ============         ============        ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                            SMITH
                                                                   SMITH                SMITH               BARNEY
                            MFS               PIONEER             BARNEY                BARNEY          INTERNATIONAL
   AIM CAPITAL             TOTAL             STRATEGIC          AGGRESSIVE               HIGH              ALL CAP
  APPRECIATION             RETURN              INCOME             GROWTH                INCOME              GROWTH
    PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO
  ------------         ------------        ------------        ------------         ------------        -------------
  $      3,864         $    127,790        $     45,025        $         --         $     97,189         $        278
  ------------         ------------        ------------        ------------         ------------         ------------


        22,318               45,848               4,379               8,497                9,065                  230
         2,385                3,999                 279                  76                  689                   --
  ------------         ------------        ------------        ------------         ------------         ------------

        24,703               49,847               4,658               8,573                9,754                  230
  ------------         ------------        ------------        ------------         ------------         ------------

       (20,839)              77,943              40,367              (8,573)              87,435                   48
  ------------         ------------        ------------        ------------         ------------         ------------



            --              130,321                  --               4,841                   --                   --
      (110,966)             177,704              (3,197)              7,175              (17,099)                 476
  ------------         ------------        ------------        ------------         ------------         ------------

      (110,966)             308,025              (3,197)             12,016              (17,099)                 476
  ------------         ------------        ------------        ------------         ------------         ------------


       281,491              172,572              20,042              93,417               37,119                4,110
  ------------         ------------        ------------        ------------         ------------         ------------



  $    149,686         $    558,540        $     57,212        $     96,860         $    107,455         $      4,634
  ============         ============        ============        ============         ============         ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                SMITH
                                                            SMITH               BARNEY
                                                            BARNEY              LARGE                                   COMSTOCK
                                                          LARGE CAP         CAPITALIZATION         STRATEGIC           PORTFOLIO -
                                                            VALUE               GROWTH              EQUITY              CLASS II
                                                          PORTFOLIO           PORTFOLIO            PORTFOLIO             SHARES
                                                        ------------         -------------        ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................         $     39,027         $      5,992         $     88,813        $         --
                                                        ------------         ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................               15,718               11,368               49,269                 103
  Administrative charges ......................                1,379                  680                5,275                  --
                                                        ------------         ------------         ------------        ------------

    Total expenses ............................               17,097               12,048               54,544                 103
                                                        ------------         ------------         ------------        ------------

      Net investment income (loss) ............               21,930               (6,056)              34,269                (103)
                                                        ------------         ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --                   --                   --                  --
    Realized gain (loss) on sale of investments              (13,772)              28,410             (332,167)                105
                                                        ------------         ------------         ------------        ------------

      Realized gain (loss) ....................              (13,772)              28,410             (332,167)                105
                                                        ------------         ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................              183,380              (24,868)             855,609               4,721
                                                        ------------         ------------         ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................         $    191,538         $     (2,514)        $    557,711        $      4,723
                                                        ============         ============         ============        ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                      STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

    EMERGING              EQUITY -                                 HIGH                 ASSET
     GROWTH                INCOME              GROWTH             INCOME               MANAGER           CONTRAFUND(R)
   PORTFOLIO -          PORTFOLIO -         PORTFOLIO -         PORTFOLIO -          PORTFOLIO -         PORTFOLIO -
     CLASS I              INITIAL             INITIAL             INITIAL              INITIAL             SERVICE
     SHARES                CLASS               CLASS               CLASS                CLASS               CLASS
  ------------         ------------        ------------        ------------         ------------         -------------
  $         --         $    183,877        $     28,683        $    170,035         $    107,614         $      1,445
  ------------         ------------        ------------        ------------         ------------         ------------


           927               84,601              79,327              14,832               25,417                4,704
            --                7,144               6,503               1,167                  953                  138
  ------------         ------------        ------------        ------------         ------------         ------------

           927               91,745              85,830              15,999               26,370                4,842
  ------------         ------------        ------------        ------------         ------------         ------------

          (927)              92,132             (57,147)            154,036               81,244               (3,397)
  ------------         ------------        ------------        ------------         ------------         ------------



            --               43,926                  --                  --                   --                   --
           479              137,961            (349,725)            (75,213)             (39,259)               8,428
  ------------         ------------        ------------        ------------         ------------         ------------

           479              181,887            (349,725)            (75,213)             (39,259)               8,428
  ------------         ------------        ------------        ------------         ------------         ------------


         8,826              877,724             677,491              96,018              134,138               82,259
  ------------         ------------        ------------        ------------         ------------         ------------



  $      8,378         $  1,151,743        $    270,619        $    174,841         $    176,123         $     87,290
  ============         ============        ============        ============         ============         ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          MID CAP
                                                        PORTFOLIO -
                                                          SERVICE
                                                          CLASS 2               COMBINED
                                                        ------------          ------------
INVESTMENT INCOME:
  Dividends ...................................         $         --          $  2,051,308
                                                        ------------          ------------

EXPENSES:
  Insurance charges ...........................                  596               931,197
  Administrative charges ......................                    2                70,449
                                                        ------------          ------------

    Total expenses ............................                  598             1,001,646
                                                        ------------          ------------

      Net investment income (loss) ............                 (598)            1,049,662
                                                        ------------          ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --               419,372
    Realized gain (loss) on sale of investments                  385              (593,625)
                                                        ------------          ------------

      Realized gain (loss) ....................                  385              (174,253)
                                                        ------------          ------------

    Change in unrealized gain (loss)
      on investments ..........................               18,433            10,077,139
                                                        ------------          ------------


  Net increase (decrease) in net assets
    resulting from operations .................         $     18,220          $ 10,952,548
                                                        ============          ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                               CAPITAL APPRECIATION           DREYFUS STOCK INDEX
                                                       FUND                  FUND - INITIAL SHARES         HIGH YIELD BOND TRUST
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (78,960)  $    (66,894)  $     94,549   $     52,436   $      8,068   $      8,633
  Realized gain (loss) ..................      (166,903)      (380,205)       (33,849)      (272,185)         1,577             51
  Change in unrealized gain (loss)
    on investments ......................     1,986,479      2,423,684        840,303      2,229,176            701         22,347
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,740,616      1,976,585        901,003      2,009,427         10,346         31,031
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........     1,144,222      1,333,795      1,027,390      1,049,740          6,218          7,102
  Participant transfers from other
    funding options .....................       239,017        432,205        904,451        377,690          1,791          1,452
  Contract surrenders ...................    (1,520,396)    (1,312,167)    (1,357,572)    (1,075,532)       (16,478)       (13,134)
  Participant transfers to other
    funding options .....................      (712,335)      (704,973)      (287,630)      (645,835)        (4,566)          (720)
  Other payments to participants ........       (15,630)        (4,685)       (51,922)       (23,945)            --            (17)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (865,122)      (255,825)       234,717       (317,882)       (13,035)        (5,317)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       875,494      1,720,760      1,135,720      1,691,545         (2,689)        25,714


NET ASSETS:
    Beginning of year ...................    10,107,626      8,386,866      9,189,175      7,497,630        137,761        112,047
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 10,983,120   $ 10,107,626   $ 10,324,895   $  9,189,175   $    135,072   $    137,761
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                               MANAGED ASSETS TRUST         MONEY MARKET PORTFOLIO          THE MERGER FUND VL
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     54,959   $     59,042   $     20,547   $     (6,164)  $        (24)  $         --
  Realized gain (loss) ..................        (9,490)       (81,971)            --             --              1             --
  Change in unrealized gain (loss)
    on investments ......................       229,216        620,990             --             --            379             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       274,685        598,061         20,547         (6,164)           356             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........       398,915        382,162      5,770,468      6,328,484          2,850             --
  Participant transfers from other
    funding options .....................       133,302        212,908        908,288      1,831,549          2,586             --
  Contract surrenders ...................      (600,165)      (559,626)    (4,424,635)    (2,103,248)           (59)            --
  Participant transfers to other
    funding options .....................       (93,329)       (78,986)    (3,659,893)    (6,206,091)            --             --
  Other payments to participants ........       (44,900)        (8,777)        (2,378)           (15)            --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (206,177)       (52,319)    (1,408,150)      (149,321)         5,377             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        68,508        545,742     (1,387,603)      (155,485)         5,733             --


NET ASSETS:
    Beginning of year ...................     3,429,732      2,883,990     12,509,907     12,665,392             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  3,498,240   $  3,429,732   $ 11,122,304   $ 12,509,907   $      5,733   $         --
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

      ALLIANCEBERNSTEIN
        PREMIER GROWTH            GLOBAL GROWTH FUND -            GROWTH FUND -              GROWTH-INCOME FUND -
     PORTFOLIO - CLASS B             CLASS 2 SHARES               CLASS 2 SHARES                CLASS 2 SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     (1,400)  $       (837)  $       (999)  $       (539)  $     (6,695)  $     (3,186)  $      1,185   $      2,695
         308         (1,951)         2,993            658         13,004         (8,936)        17,837          1,556

      14,978         24,284         35,443         44,674        118,642        153,400         80,641        169,163
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      13,886         21,496         37,437         44,793        124,951        141,278         99,663        173,414
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      59,649         43,984         76,941         46,838        400,205        219,281        291,768        162,851

      35,479         38,638         73,528         49,631        127,835        349,615        116,154        292,084
     (27,513)       (27,369)       (31,491)       (21,590)      (152,555)       (98,166)      (156,231)       (78,018)

        (914)       (29,500)        (2,981)        (2,150)       (74,198)       (72,127)       (42,297)       (38,652)
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      66,701         25,753        115,997         72,729        301,287        398,603        209,394        338,265
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      80,587         47,249        153,434        117,522        426,238        539,881        309,057        511,679



     129,604         82,355        201,651         84,129        857,936        318,055        898,686        387,007
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    210,191   $    129,604   $    355,085   $    201,651   $  1,284,174   $    857,936   $  1,207,743   $    898,686
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                            CITISTREET DIVERSIFIED       CITISTREET INTERNATIONAL
                                                 AYCO GROWTH FUND             BOND FUND - CLASS I          STOCK FUND - CLASS I
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $         --   $       (130)  $        451   $        532   $        529   $        115
  Realized gain (loss) ..................            --         10,134             24            263         (1,466)        (9,880)
  Change in unrealized gain (loss)
    on investments ......................            --          1,236            172            (26)        10,742         26,474
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........            --         11,240            647            769          9,805         16,709
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........            --          4,112          1,390          1,390          5,864          7,752
  Participant transfers from other
    funding options .....................            --         31,603             --              6          3,660          8,191
  Contract surrenders ...................            --         (3,689)          (566)        (3,679)       (15,784)        (9,101)
  Participant transfers to other
    funding options .....................            --        (85,145)            --             (9)        (1,374)       (12,058)
  Other payments to participants ........            --             --             --             --           (375)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..            --        (53,119)           824         (2,292)        (8,009)        (5,216)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets            --        (41,879)         1,471         (1,523)         1,796         11,493


NET ASSETS:
    Beginning of year ...................            --         41,879         15,635         17,158         75,672         64,179
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $         --   $         --   $     17,106   $     15,635   $     77,468   $     75,672
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

       CITISTREET LARGE             CITISTREET SMALL                CREDIT SUISSE
        COMPANY STOCK                COMPANY STOCK                  TRUST EMERGING             DELAWARE VIP REIT
        FUND - CLASS I               FUND - CLASS I               MARKETS PORTFOLIO         SERIES - STANDARD CLASS
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$         66   $         11   $     (1,621)  $     (1,299)  $       (264)  $       (191)  $       (240)  $         --
        (816)        (7,362)            98        (15,150)         3,089            143            135             --

       3,106         13,126         47,608        114,876         12,156          9,385         14,949             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       2,356          5,775         46,085         98,427         14,981          9,337         14,844             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


         678          1,212         19,294         22,748         32,571         12,784          1,755             --

       1,806          6,426          7,843         13,412         16,000          5,242        129,983             --
      (3,544)        (2,527)       (30,587)       (33,764)       (12,811)        (4,987)        (2,037)            --

        (539)       (10,366)        (9,095)       (14,789)        (7,919)        (2,203)            --             --
        (374)            --           (371)            --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      (1,973)        (5,255)       (12,916)       (12,393)        27,841         10,836        129,701             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

         383            520         33,169         86,034         42,822         20,173        144,545             --



      26,916         26,396        331,110        245,076         35,692         15,519             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$     27,299   $     26,916   $    364,279   $    331,110   $     78,514   $     35,692   $    144,545   $         --
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                                 FRANKLIN
                                             DREYFUS VIF - DEVELOPING            DREYFUS VIF -                  SMALL CAP
                                               LEADERS PORTFOLIO -         APPRECIATION PORTFOLIO -           FUND - CLASS 2
                                                  INITIAL SHARES                INITIAL SHARES                    SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (3,099)  $     (2,423)  $         55   $          1   $     (2,687)  $     (1,081)
  Realized gain (loss) ..................         6,508         (5,888)            97             --          2,415           (603)
  Change in unrealized gain (loss)
    on investments ......................        48,877         93,906             58              1         36,213         42,787
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        52,286         85,595            210              2         35,941         41,103
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........        87,032        109,219            521             62         75,042         45,002
  Participant transfers from other
    funding options .....................        10,549        122,594          5,676             12         63,283        118,532
  Contract surrenders ...................       (52,377)       (61,417)          (606)           (16)       (35,476)       (22,820)
  Participant transfers to other
    funding options .....................       (23,292)       (28,944)        (3,542)           (12)        (6,932)        (3,006)
  Other payments to participants ........            --            (46)            --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        21,912        141,406          2,049             46         95,917        137,708
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        74,198        227,001          2,259             48        131,858        178,811


NET ASSETS:
    Beginning of year ...................       485,924        258,923             48             --        263,082         84,271
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    560,122   $    485,924   $      2,307   $         48   $    394,940   $    263,082
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

        MUTUAL SHARES             TEMPLETON DEVELOPING           TEMPLETON FOREIGN              TEMPLETON GLOBAL
      SECURITIES FUND -            MARKETS SECURITIES            SECURITIES FUND -              ASSET ALLOCATION
        CLASS 2 SHARES           FUND - CLASS 2 SHARES             CLASS 2 SHARES            FUND - CLASS 1 SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$        (73)  $         --   $         14   $         --   $         14   $         (6)  $     95,795   $     74,290
          58             --             40             --            103              1         11,639        (88,356)

       6,080              6          2,250             --         12,372            368        514,084      1,042,624
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       6,065              6          2,304             --         12,489            363        621,518      1,028,558
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      31,108             19          4,340             --         53,095          2,491        328,425        340,019

      41,206            365          7,626             --         36,775          3,990        105,269        138,522
      (4,924)           (11)          (517)            --         (5,430)           (64)      (508,950)      (526,271)

        (242)            --            (46)            --           (340)           (14)      (116,054)      (118,773)
          --             --             --             --             --             --         (5,439)        (4,709)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      67,148            373         11,403             --         84,100          6,403       (196,749)      (171,212)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      73,213            379         13,707             --         96,589          6,766        424,769        857,346



         379             --             --             --          6,766             --      4,250,121      3,392,775
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$     73,592   $        379   $     13,707   $         --   $    103,355   $      6,766   $  4,674,890   $  4,250,121
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                 TEMPLETON GLOBAL             TEMPLETON GROWTH
                                                INCOME SECURITIES             SECURITIES FUND -                GOLDMAN SACHS
                                              FUND - CLASS 1 SHARES            CLASS 1 SHARES               CAPITAL GROWTH FUND
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     95,393   $     59,231   $     51,312   $     79,820   $        (18)  $        (20)
  Realized gain (loss) ..................        20,491         21,369        (81,989)      (446,276)           334             --
  Change in unrealized gain (loss)
    on investments ......................         2,361         81,742      1,528,301      2,909,495          7,640          1,566
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       118,245        162,342      1,497,624      2,543,039          7,956          1,546
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........        65,606        104,810        746,899        720,579          7,526             --
  Participant transfers from other
    funding options .....................        37,839        140,975        261,229        412,406         31,257         69,990
  Contract surrenders ...................      (149,579)      (121,035)    (1,320,366)    (1,099,927)        (7,198)           (41)
  Participant transfers to other
    funding options .....................       (39,165)       (85,731)      (501,337)      (777,087)        (3,457)            --
  Other payments to participants ........        (9,476)            --        (29,817)        (9,809)            --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       (94,775)        39,019       (843,392)      (753,838)        28,128         69,949
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        23,470        201,361        654,232      1,789,201         36,084         71,495


NET ASSETS:
    Beginning of year ...................       915,715        714,354     10,349,294      8,560,093         71,495             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    939,185   $    915,715   $ 11,003,526   $ 10,349,294   $    107,579   $     71,495
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                 MID CAP GROWTH
   EQUITY INDEX PORTFOLIO -        FUNDAMENTAL VALUE             GLOBAL TECHNOLOGY            PORTFOLIO - SERVICE
        CLASS I SHARES                 PORTFOLIO             PORTFOLIO - SERVICE SHARES              SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     33,871   $     14,123   $     (7,422)  $     (5,330)  $     (1,202)  $       (888)  $     (3,532)  $     (2,076)
      24,955        (32,693)       165,126        (33,878)        (2,491)       (14,371)            34        (19,172)

     255,441        645,978        161,994      1,098,109          3,445         56,269         82,891         94,792
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     314,267        627,408        319,698      1,058,901           (248)        41,010         79,393         73,544
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     260,053        269,933        537,498        416,046         23,659         23,009         45,148         42,313

     742,266        298,353        603,739        726,293         27,616         35,821         71,661        117,322
    (368,963)      (298,637)      (462,687)      (330,110)       (25,998)       (12,275)       (36,851)       (27,125)

    (102,076)       (78,073)      (339,963)      (254,399)        (7,551)       (33,868)       (13,645)       (38,360)
          --            (68)            --         (2,311)            --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     531,280        191,508        338,587        555,519         17,726         12,687         66,313         94,150
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     845,547        818,916        658,285      1,614,420         17,478         53,697        145,706        167,694



   3,098,300      2,279,384      4,185,786      2,571,366        142,015         88,318        350,021        182,327
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  3,943,847   $  3,098,300   $  4,844,071   $  4,185,786   $    159,493   $    142,015   $    495,727   $    350,021
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                 WORLDWIDE GROWTH                                              TOTAL RETURN
                                               PORTFOLIO - SERVICE            LAZARD RETIREMENT         PORTFOLIO - ADMINISTRATIVE
                                                      SHARES                 SMALL CAP PORTFOLIO                  CLASS
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $        255   $        (14)  $       (210)  $         (1)  $     16,068   $     16,893
  Realized gain (loss) ..................        (8,185)       (21,516)            (9)             1         27,864         10,746
  Change in unrealized gain (loss)
    on investments ......................        22,745         84,150          3,632             95         16,838          4,602
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        14,815         62,620          3,413             95         60,770         32,241
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........        70,168         96,300          7,592             --        300,907        292,335
  Participant transfers from other
    funding options .....................        59,816         25,484         27,359          2,845        125,444        699,369
  Contract surrenders ...................      (115,394)       (51,901)        (2,316)           (48)      (221,571)      (135,334)
  Participant transfers to other
    funding options .....................        (5,639)       (35,072)           (55)            --        (28,131)       (95,589)
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..         8,951         34,811         32,580          2,797        176,649        760,781
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        23,766         97,431         35,993          2,892        237,419        793,022


NET ASSETS:
    Beginning of year ...................       342,200        244,769          2,892             --      1,402,607        609,585
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    365,966   $    342,200   $     38,885   $      2,892   $  1,640,026   $  1,402,607
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                       PUTNAM VT                     PUTNAM VT                     PUTNAM VT
       PIONEER MID CAP              DISCOVERY GROWTH            INTERNATIONAL EQUITY               SMALL CAP
    VALUE VCT PORTFOLIO -           FUND - CLASS IB               FUND - CLASS IB                 VALUE FUND -
       CLASS II SHARES                   SHARES                        SHARES                   CLASS IB SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$       (877)  $       (388)  $       (176)  $       (160)  $      2,117   $       (160)  $     (1,358)  $       (577)
       7,523            780          1,779            324          7,444           (628)        10,690          1,111

      28,544         23,420            310          5,512         40,774         51,097         52,601         39,328
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      35,190         23,812          1,913          5,676         50,335         50,309         61,933         39,862
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      52,936         36,369          7,277          8,594         71,435         81,231         83,770         42,802

      22,414         52,465             15          5,494          6,667         99,442         43,367        122,112
     (17,989)       (11,801)        (3,956)        (4,677)       (43,701)       (36,305)       (24,539)       (16,593)

      (6,751)          (559)        (6,373)        (2,037)        (6,594)        (4,185)       (57,634)       (24,179)
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      50,610         76,474         (3,037)         7,374         27,807        140,183         44,964        124,142
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      85,800        100,286         (1,124)        13,050         78,142        190,492        106,897        164,004



     142,612         42,326         24,631         11,581        306,925        116,433        215,819         51,815
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    228,412   $    142,612   $     23,507   $     24,631   $    385,067   $    306,925   $    322,716   $    215,819
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                   EAFE(R) EQUITY                                          MULTIPLE DISCIPLINE
                                               INDEX FUND - CLASS A            SMALL CAP INDEX            PORTFOLIO - ALL CAP
                                                      SHARES                FUND - CLASS A SHARES           GROWTH AND VALUE
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $      8,116   $     10,321   $     (6,761)  $       (293)  $         18   $         --
  Realized gain (loss) ..................         5,171        (18,158)        62,397         (7,716)           124             --
  Change in unrealized gain (loss)
    on investments ......................        84,097        112,783        213,331        342,715          1,733             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        97,384        104,946        268,967        334,706          1,875             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........        68,509         30,882        222,752        176,609         20,440             --
  Participant transfers from other
    funding options .....................       172,848        166,312        566,953        582,225         12,182             --
  Contract surrenders ...................       (38,603)       (42,224)      (187,035)      (140,724)        (2,890)            --
  Participant transfers to other
    funding options .....................       (70,728)       (53,213)      (323,511)      (131,212)          (334)            --
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       132,026        101,757        279,159        486,898         29,398             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       229,410        206,703        548,126        821,604         31,273             --


NET ASSETS:
    Beginning of year ...................       443,725        237,022      1,391,380        569,776             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    673,135   $    443,725   $  1,939,506   $  1,391,380   $     31,273   $         --
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

     MULTIPLE DISCIPLINE
     PORTFOLIO - BALANCED        CONVERTIBLE SECURITIES
   ALL CAP GROWTH AND VALUE            PORTFOLIO              EQUITY INCOME PORTFOLIO         LARGE CAP PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$        106   $         --   $      1,510   $      2,398   $      5,735   $      2,410   $        110   $       (249)
          65             --          4,789            574         53,218         (4,220)         2,255           (326)

         438             --            103         11,433         24,719        124,071          6,032         20,187
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


         609             --          6,402         14,405         83,672        122,261          8,397         19,612
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      10,147             --         42,595         40,637        186,574        168,966         34,475         41,618

       8,641             --          9,697         26,463        153,227        273,482         12,639         28,408
      (2,539)            --        (34,374)       (11,972)      (122,316)       (85,240)       (19,819)       (17,450)

         (44)            --        (15,865)        (4,832)       (26,166)       (64,769)       (12,219)        (3,604)
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      16,205             --          2,053         50,296        191,319        292,439         15,076         48,972
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      16,814             --          8,455         64,701        274,991        414,700         23,473         68,584



          --             --        105,879         41,178        763,743        349,043        130,361         61,777
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$     16,814   $         --   $    114,334   $    105,879   $  1,038,734   $    763,743   $    153,834   $    130,361
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                   MFS MID CAP                                               U.S. GOVERNMENT
                                                 GROWTH PORTFOLIO           PIONEER FUND PORTFOLIO         SECURITIES PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (1,952)  $     (1,097)  $        642   $      2,047   $    101,670   $    164,852
  Realized gain (loss) ..................         5,796         (1,612)        (5,540)       (38,451)        43,132        110,249
  Change in unrealized gain (loss)
    on investments ......................        27,960         42,368         40,808         91,176         42,263       (220,804)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        31,804         39,659         35,910         54,772        187,065         54,297
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........        87,760         78,853         63,512         63,437        431,309        484,946
  Participant transfers from other
    funding options .....................        31,421         27,459         26,809         21,038        429,666        980,491
  Contract surrenders ...................       (38,698)       (33,661)       (38,102)       (45,177)      (782,495)      (473,436)
  Participant transfers to other
    funding options .....................       (31,525)        (5,498)        (6,858)       (40,360)    (1,129,236)      (884,588)
  Other payments to participants ........            --             --           (374)            --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        48,958         67,153         44,987         (1,062)    (1,050,756)       107,413
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        80,762        106,812         80,897         53,710       (863,691)       161,710


NET ASSETS:
    Beginning of year ...................       192,023         85,211        312,874        259,164      3,831,870      3,670,160
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    272,785   $    192,023   $    393,771   $    312,874   $  2,968,179   $  3,831,870
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

       ZERO COUPON BOND
    FUND PORTFOLIO SERIES              AIM CAPITAL               MFS TOTAL RETURN             PIONEER STRATEGIC
             2005                 APPRECIATION PORTFOLIO            PORTFOLIO                  INCOME PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     84,313   $    100,075   $    (20,839)  $    (22,407)  $     77,943   $     80,235   $     40,367   $     42,550
      34,559         31,568       (110,966)      (188,084)       308,025        (14,009)        (3,197)        (1,498)

    (109,793)       (92,957)       281,491        865,377        172,572        741,087         20,042         24,659
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       9,079         38,686        149,686        654,886        558,540        807,313         57,212         65,711
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      40,013         45,913        325,351        328,886        638,000        594,588         83,928         53,135

     102,899        206,327         52,772        198,646        252,864        557,047        188,717        242,910
     (59,985)       (65,633)      (343,105)      (362,854)    (2,288,383)      (493,630)       (44,808)       (45,893)

    (192,431)      (271,467)      (135,105)      (245,373)      (142,478)      (359,725)      (133,857)       (35,847)
          --             --             --            (90)       (22,283)       (15,597)            --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


    (109,504)       (84,860)      (100,087)       (80,785)    (1,562,280)       282,683         93,980        214,305
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

    (100,425)       (46,174)        49,599        574,101     (1,003,740)     1,089,996        151,192        280,016



   2,292,064      2,338,238      2,886,318      2,312,217      5,976,901      4,886,905        535,146        255,130
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  2,191,639   $  2,292,064   $  2,935,917   $  2,886,318   $  4,973,161   $  5,976,901   $    686,338   $    535,146
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                               SMITH BARNEY
                                             SMITH BARNEY AGGRESSIVE            SMITH BARNEY              INTERNATIONAL ALL CAP
                                                 GROWTH PORTFOLIO           HIGH INCOME PORTFOLIO            GROWTH PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (8,573)  $     (4,812)  $     87,435   $     68,123   $         48   $         69
  Realized gain (loss) ..................        12,016         (2,099)       (17,099)       (20,171)           476            (43)
  Change in unrealized gain (loss)
    on investments ......................        93,417        179,277         37,119        151,646          4,110          4,960
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        96,860        172,366        107,455        199,598          4,634          4,986
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........       305,568        163,619        156,149        125,089          6,800          6,631
  Participant transfers from other
    funding options .....................       263,263        122,201         80,910        323,664            341          1,608
  Contract surrenders ...................      (137,842)       (89,103)      (121,415)       (96,859)        (4,121)        (4,036)
  Participant transfers to other
    funding options .....................       (12,164)       (20,569)       (98,680)      (106,619)          (739)           (81)
  Other payments to participants ........            --             --         (2,670)            --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       418,825        176,148         14,294        245,275          2,281          4,122
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       515,685        348,514        121,749        444,873          6,915          9,108


NET ASSETS:
    Beginning of year ...................       793,525        445,011      1,094,219        649,346         25,242         16,134
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,309,210   $    793,525   $  1,215,968   $  1,094,219   $     32,157   $     25,242
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

         SMITH BARNEY                 SMITH BARNEY
          LARGE CAP               LARGE CAPITALIZATION                                        COMSTOCK PORTFOLIO -
       VALUE PORTFOLIO              GROWTH PORTFOLIO         STRATEGIC EQUITY PORTFOLIO         CLASS II SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     21,930   $     15,333   $     (6,056)  $     (5,896)  $     34,269   $    (49,881)  $       (103)  $         --
     (13,772)       (79,266)        28,410          8,528       (332,167)      (381,385)           105             --

     183,380        459,138        (24,868)       282,082        855,609      2,020,511          4,721             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     191,538        395,205         (2,514)       284,714        557,711      1,589,245          4,723             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     280,806        269,799        193,708        120,965        676,263        762,951         36,682             --

     331,206        176,730        531,305      1,245,015         54,428        270,750         13,847             --
    (267,372)      (233,435)      (145,198)       (81,185)    (1,167,970)      (742,807)        (2,147)            --

    (303,133)      (148,007)      (272,982)      (579,987)      (232,429)      (314,015)        (2,244)            --
          --             --             --             --        (33,406)        (1,563)            --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      41,507         65,087        306,833        704,808       (703,114)       (24,684)        46,138             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     233,045        460,292        304,319        989,522       (145,403)     1,564,561         50,861             --



   1,901,890      1,441,598      1,374,060        384,538      6,697,754      5,133,193             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  2,134,935   $  1,901,890   $  1,678,379   $  1,374,060   $  6,552,351   $  6,697,754   $     50,861   $         --
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                 EMERGING GROWTH
                                               PORTFOLIO - CLASS I             EQUITY - INCOME              GROWTH PORTFOLIO -
                                                      SHARES              PORTFOLIO - INITIAL CLASS           INITIAL CLASS
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $       (927)  $       (668)  $     92,132   $    103,081   $    (57,147)  $    (51,159)
  Realized gain (loss) ..................           479         (1,432)       181,887       (134,165)      (349,725)      (590,445)
  Change in unrealized gain (loss)
    on investments ......................         8,826         21,459        877,724      2,749,407        677,491      3,492,579
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........         8,378         19,359      1,151,743      2,718,323        270,619      2,850,975
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........        33,332         28,648        857,854        891,523      1,357,794      1,200,041
  Participant transfers from other
    funding options .....................        21,257          8,425        264,839        607,239        524,575        458,626
  Contract surrenders ...................       (19,943)       (16,585)    (2,179,411)    (1,242,038)    (1,721,394)    (1,550,719)
  Participant transfers to other
    funding options .....................        (3,733)        (6,006)      (343,063)      (596,389)      (451,518)      (706,731)
  Other payments to participants ........            --             --        (37,478)       (10,611)       (73,333)        (3,753)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        30,913         14,482     (1,437,259)      (350,276)      (363,876)      (602,536)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        39,291         33,841       (285,516)     2,368,047        (93,257)     2,248,439


NET ASSETS:
    Beginning of year ...................        96,899         63,058     11,858,545      9,490,498     11,488,314      9,239,875
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    136,190   $     96,899   $ 11,573,029   $ 11,858,545   $ 11,395,057   $ 11,488,314
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

   HIGH INCOME PORTFOLIO -           ASSET MANAGER           CONTRAFUND(R) PORTFOLIO -        MID CAP PORTFOLIO -
        INITIAL CLASS          PORTFOLIO - INITIAL CLASS          SERVICE CLASS                 SERVICE CLASS 2
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    154,036   $    125,138   $     81,244   $    111,186   $     (3,397)  $     (1,300)  $       (598)  $        (11)
     (75,213)      (169,169)       (39,259)      (103,541)         8,428          1,701            385             15

      96,018        502,319        134,138        611,410         82,259         58,005         18,433            590
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     174,841        458,288        176,123        619,055         87,290         58,406         18,220            594
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     208,045        225,923        302,986        366,784        195,799         66,818         23,322            475

      48,274        217,874        134,823        176,920         49,970        281,806        104,950          8,288
    (254,328)      (386,055)      (511,886)      (627,668)       (57,912)       (41,811)        (9,382)          (372)

     (83,991)      (134,487)      (160,029)      (208,055)       (38,663)        (4,099)          (418)           (71)
     (15,841)        (2,060)       (18,901)        (7,569)            --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     (97,841)       (78,805)      (253,007)      (299,588)       149,194        302,714        118,472          8,320
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      77,000        379,483        (76,884)       319,467        236,484        361,120        136,692          8,914



   2,098,190      1,718,707      3,963,623      3,644,156        477,354        116,234          8,914             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  2,175,190   $  2,098,190   $  3,886,739   $  3,963,623   $    713,838   $    477,354   $    145,606   $      8,914
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                      COMBINED
                                           -----------------------------
                                                2004            2003
                                                ----            ----
OPERATIONS:
  Net investment income (loss) ..........  $   1,049,662   $     965,503
  Realized gain (loss) ..................       (174,253)     (2,997,039)
  Change in unrealized gain (loss)
    on investments ......................     10,077,139      24,724,114
                                           -------------   -------------

    Net increase (decrease) in net assets
      resulting from operations .........     10,952,548      22,692,578
                                           -------------   -------------

UNIT TRANSACTIONS:
  Participant premium payments ..........     18,990,688      18,593,104
  Participant transfers from other
    funding options .....................      9,478,119      14,052,992
  Contract surrenders ...................    (22,365,285)    (15,033,572)
  Participant transfers to other
    funding options .....................    (10,390,032)    (14,409,096)
  Other payments to participants ........       (364,968)        (95,625)
                                           -------------   -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     (4,651,478)      3,107,803
                                           -------------   -------------

    Net increase (decrease) in net assets      6,301,070      25,800,381


NET ASSETS:
    Beginning of year ...................    125,244,548      99,444,167
                                           -------------   -------------
    End of year .........................  $ 131,545,618   $ 125,244,548
                                           =============   =============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Fund UL for Variable Life Insurance ("Fund UL") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable life insurance contracts issued by The Company. Fund UL is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Company interest in the net assets of Fund UL was $1,650,501 at December 31, 2004. Fund UL is comprised of the InVest, Travelers MarketLife, Travelers Variable Life Accumulator, Travelers Variable Life Accumulator - Series 2, Travelers Variable Life Accumulator - Series 3, Travelers Variable Life, Travelers Variable Survivorship Life Insurance, and Travelers Variable Survivorship Life II products.

Participant premium payments applied to Fund UL are invested in one or more sub-accounts in accordance with the selection made by the owner. As of December 31, 2004, the investments comprising Fund UL were:

   Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
     Company
   Dreyfus Stock Index Fund Initial Shares, Inc., Maryland business trust
   High Yield Bond Trust, Massachusetts business trust, Affiliate of The Company Managed Assets Trust, Massachusetts business trust, Affiliate of The Company Money Market Portfolio, Massachusetts business trust, Affiliate of The
     Company
   The Merger Fund VL, Delaware business trust
   AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
       AllianceBernstein Premier Growth Portfolio - Class B
   American Funds Insurance Series, Massachusetts business trust
       Global Growth Fund - Class 2 Shares
       Growth Fund - Class 2 Shares
       Growth-Income Fund - Class 2 Shares
   CitiStreet Funds, Inc., Massachusetts business trust, Affiliate of The
     Company
       CitiStreet Diversified Bond Fund - Class I
       CitiStreet International Stock Fund - Class I
       CitiStreet Large Company Stock Fund - Class I
       CitiStreet Small Company Stock Fund - Class I
   Credit Suisse Trust, Massachusetts business trust
       Credit Suisse Trust Emerging Markets Portfolio
   Delaware VIP Trust, Maryland business trust
       Delaware VIP REIT Series - Standard Class
   Dreyfus Variable Investment Fund, Maryland business trust
       Dreyfus Variable Investment Fund -  Developing Leaders Portfolio -
         Initial Shares
       Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial
         Shares
   Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
       Franklin Small Cap Fund - Class 2 Shares
       Mutual Shares Securities Fund - Class 2 Shares
       Templeton Developing Markets Securities Fund - Class 2 Shares
       Templeton Foreign Securities Fund - Class 2 Shares
       Templeton Global Asset Allocation Fund - Class 1 Shares
       Templeton Global Income Securities Fund - Class 1 Shares
       Templeton Growth Securities Fund - Class 1 Shares
   Goldman Sachs Variable Insurance Trust, Delaware business trust
       Goldman Sachs Capital Growth Fund
   Greenwich Street Series Fund, Massachusetts business trust, Affiliate of The
     Company
       Equity Index Portfolio - Class I Shares
       Fundamental Value Portfolio
   Janus Aspen Series, Delaware business trust
       Global Technology Portfolio - Service Shares
       Mid Cap Growth Portfolio - Service Shares
       Worldwide Growth Portfolio - Service Shares
   Lazard Retirement Series, Inc., Massachusetts business trust
       Lazard Retirement Small Cap Portfolio

   PIMCO Variable Insurance Trust, Massachusetts business trust
       Total Return Portfolio - Administrative Class
   Pioneer Variable Contracts Trust, Massachusetts business trust
       Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   Putnam Variable Trust, Massachusetts business trust
       Putnam VT Discovery Growth Fund - Class IB Shares
       Putnam VT International Equity Fund - Class IB Shares
       Putnam VT Small Cap Value Fund - Class IB Shares
   Scudder Investment VIT Funds, Massachusetts business trust
       EAFE(R) Equity Index Fund - Class A Shares
       Small Cap Index Fund - Class A Shares
   Smith Barney Multiple Discipline Trust, Massachusetts business trust,
     Affiliate of The Company
       Multiple Discipline Portfolio - All Cap Growth and Value
       Multiple Discipline Portfolio - Balanced All Cap Growth and Value
   The Travelers Series Trust, Massachusetts business trust, Affiliate of The
     Company
       Convertible Securities Portfolio
       Equity Income Portfolio
       Large Cap Portfolio
       MFS Mid Cap Growth Portfolio
       Pioneer Fund Portfolio
       U.S. Government Securities Portfolio
       Zero Coupon Bond Fund Portfolio Series 2005
   Travelers Series Fund Inc., Maryland business trust, Affiliate of The Company
       AIM Capital Appreciation Portfolio
       MFS Total Return Portfolio
       Pioneer Strategic Income Portfolio
       Smith Barney Aggressive Growth Portfolio
       Smith Barney High Income Portfolio
       Smith Barney International All Cap Growth Portfolio
       Smith Barney Large Cap Value Portfolio
       Smith Barney Large Capitalization Growth Portfolio
       Strategic Equity Portfolio
   Van Kampen Life Investment Trust, Delaware business trust
       Comstock Portfolio - Class II Shares
       Emerging Growth Portfolio - Class I Shares
   Variable Insurance Products Fund, Massachusetts business trust, Affiliate of
     The Company
       Equity - Income Portfolio - Initial Class
       Growth Portfolio - Initial Class
       High Income Portfolio - Initial Class
   Variable Insurance Products Fund II, Massachusetts business trust
       Asset Manager Portfolio - Initial Class
       Contrafund(R) Portfolio - Service Class
   Variable Insurance Products Fund III, Massachusetts business trust
       Mid Cap Portfolio - Service Class 2

Effective December 19, 2003, The Ayco Series Trust: Ayco Growth Fund was merged into the Goldman Sachs: Capital Growth Fund. At the effective date, Fund UL held 8,297 shares of Ayco Growth Fund having a market value of $69,965.35 which were exchanged for 7,459 shares of Capital Growth Fund in equal value.

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Fund UL in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Fund UL form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund UL. Fund UL is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Fund UL adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $23,941,648 and $27,143,790, respectively, for the year ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $128,881,263 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $7,416,735. Gross unrealized depreciation for all investments at December 31, 2004 was $4,761,790.

3. CONTRACT CHARGES

The asset based charges listed below are deducted, as appropriate, each business day, and are assessed through the calculation of unit values;

  - Mortality and Expense Risks assumed by The Company (M&E)
  - Separate Account Expense Charge (SAE)

Below is a table displaying current separate account charges with their associated products offered in this Separate Account for each funding option.

------------------------------------------------------------------------------------------------------------------------------------
FUND   UL
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Asset-based Charges
                                                                                                      ------------------------------
        Separate Account Charge (1)                                                                                          Total
         (as identified in Note 5)          Product                                                    M&E (3)    SAE (3)    Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 0.20%               Travelers Variable Life (Applies to the policy years 16
                                            and greater)                                                0.20%                0.20%
                                            Travelers Variable Life Accumulator (Applies to the
                                            policy years 16 and greater)                                0.20%                0.20%

Separate Account Charge 0.25%               Travelers MarketLife (Applies to policies issued on or
                                            after 5/1/1998 and in policy years 16 and greater)          0.25%                0.25%

Separate Account Charge 0.35%               Travelers Variable Survivorship Life  (Applies to the
                                            policy years 16 and greater)                                0.35%                0.35%
                                            Travelers Variable Survivorship Life  II (Applies to the
                                            policy years 16 and greater)                                0.35%                0.35%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FUND   UL
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Asset-based Charges
                                                                                                      ------------------------------
        Separate Account Charge (1)                                                                                          Total
         (as identified in Note 5)          Product                                                    M&E (3)    SAE (3)    Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 0.40%               Travelers Variable Life Accumulator - Series 2 (Applies
                                            to policy years 6-15)  (2)                                  0.40%                0.40%
                                            Travelers Variable Life Accumulator - Series 3 (Applies
                                            to policy years 6-15)  (2)

Separate Account Charge 0.45%               Travelers MarketLife (Applies to policies issued on or
                                            after 7/12/1995 and prior to 5/1/1998 and in policy
                                            years 16 and greater)                                       0.45%                0.45%

Separate Account Charge 0.60%               Invest                                                      0.60%                0.60%
                                            Travelers MarketLife (Applies to policies issued prior
                                            to 7/12/1995)                                               0.60%                0.60%

Separate Account Charge 0.65%               Travelers Variable Life Accumulator (Applies to policies
                                            for the first 15 policy years)                              0.65%                0.65%
                                            Travelers Variable Life Accumulator - Series 3 (Applies
                                            to policy years 1-5)  (2)                                   0.65%                0.65%

Separate Account Charge 0.85%               Travelers Variable Life (Applies to the policies in the
                                            first 15 years)                                             0.85%                0.85%

Separate Account Charge 0.90%               Travelers MarketLife (Applies to policies issued on or
                                            after 7/12/1995 for the first 15 policy years)              0.80%      0.10%     0.90%
                                            Travelers Variable Survivorship Life  (Applies to the
                                            policies in the first 15 years)                             0.80%      0.10%     0.90%
                                            Travelers Variable Survivorship Life II (Applies to the
                                            policies in the first 15 years)                             0.80%      0.10%     0.90%

------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 5.
(2) Travelers Variable Life Accumulator - Series 2 and Series 3 have a 0.00% Current charge in policy years 16 and greater
(3) The Invest product has a guarantee that the M&E and the SAE charges will not exceed 0.80% and 0.10% respectively for all policy years. The Travelers Variable Life Accumulator - Series 2 product has a guarantee that the M&E charge will not exceed 0.65% for the first 15 policy years and will not exceed 0.20% in policy years 16 and greater.

The Company receives contingent surrender charges on full or partial contract surrenders. Such charges are assessed through the redemption of units by applying various percentages to premiums and/or stated contract amounts (as described in the prospectus).

The Company received $958,500 and $433,989 in satisfaction of such contingent surrender charges for the years ended December 31, 2004 and 2003, respectively. These charges are assessed through the redemption of units and are included in contract surrenders on the Statement of Changes in Net Assets.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5. NET CONTRACT OWNERS' EQUITY

                                                                                          DECEMBER 31, 2004
                                                                            ----------------------------------------------

                                                                                               UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                            -----------      --------        -------------
Capital Appreciation Fund
    Separate Account Charges 0.60% ..................................           836,102      $  4.166        $   3,482,861
    Separate Account Charges 0.65% ..................................           245,795         0.626              153,763
    Separate Account Charges 0.85% ..................................           320,919         0.620              198,948
    Separate Account Charges 0.90% ..................................         1,765,055         4.050            7,147,548

Dreyfus Stock Index Fund, Inc.
    Separate Account Charges 0.60% ..................................           505,842         2.869            1,451,345
    Separate Account Charges 0.65% ..................................           186,204         0.857              159,633
    Separate Account Charges 0.85% ..................................           121,297         0.850              103,052
    Separate Account Charges 0.90% ..................................         3,087,191         2.789            8,610,865

High Yield Bond Trust
    Separate Account Charges 0.60% ..................................            30,988         4.359              135,072
    Separate Account Charges 0.65% ..................................                --         1.210                   --
    Separate Account Charges 0.85% ..................................                --         1.206                   --
    Separate Account Charges 0.90% ..................................                --         1.205                   --

Managed Assets Trust
    Separate Account Charges 0.60% ..................................           477,806         4.077            1,948,119
    Separate Account Charges 0.65% ..................................            39,235         1.081               42,407
    Separate Account Charges 0.85% ..................................           196,517         1.071              210,495
    Separate Account Charges 0.90% ..................................           327,283         3.964            1,297,219

Money Market Portfolio
    Separate Account Charges 0.60% ..................................           754,542         1.866            1,407,937
    Separate Account Charges 0.65% ..................................         1,087,502         1.074            1,168,428
    Separate Account Charges 0.85% ..................................         1,983,579         1.065            2,112,018
    Separate Account Charges 0.90% ..................................         3,546,935         1.814            6,433,921

Westchester Capital Management
    Separate Account Charges 0.60% ..................................                --         1.056                   --
    Separate Account Charges 0.65% ..................................                --         1.056                   --
    Separate Account Charges 0.85% ..................................             5,436         1.055                5,733
    Separate Account Charges 0.90% ..................................                --         1.054                   --

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 0.60% ..................................                --         1.197                   --
    Separate Account Charges 0.65% ..................................            60,969         0.792               48,282
    Separate Account Charges 0.85% ..................................           205,958         0.786              161,909
    Separate Account Charges 0.90% ..................................                --         0.800                   --

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 0.60% ..................................                --         1.370                   --
    Separate Account Charges 0.65% ..................................            97,646         1.143              111,659
    Separate Account Charges 0.85% ..................................           167,319         1.135              189,928
    Separate Account Charges 0.90% ..................................            46,768         1.144               53,498

                                                                                          DECEMBER 31, 2004
                                                                            ----------------------------------------------

                                                                                               UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                            -----------      --------        -------------
American Funds Insurance Series (continued)
  Growth Fund - Class 2 Shares
    Separate Account Charges 0.60% ..................................                --      $  1.295        $          --
    Separate Account Charges 0.65% ..................................           297,139         0.993              294,933
    Separate Account Charges 0.85% ..................................           796,895         0.985              785,187
    Separate Account Charges 0.90% ..................................           205,992         0.991              204,054
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 0.60% ..................................                --         1.278                   --
    Separate Account Charges 0.65% ..................................           193,212         1.147              221,596
    Separate Account Charges 0.85% ..................................           531,340         1.138              604,930
    Separate Account Charges 0.90% ..................................           341,336         1.117              381,217

CitiStreet Funds, Inc.
  CitiStreet Diversified Bond Fund - Class I
    Separate Account Charges 0.60% ..................................             8,521         2.007               17,106
    Separate Account Charges 0.65% ..................................                --         1.036                   --
    Separate Account Charges 0.85% ..................................                --         1.033                   --
    Separate Account Charges 0.90% ..................................                --         1.032                   --
  CitiStreet International Stock Fund - Class I
    Separate Account Charges 0.60% ..................................            44,950         1.723               77,468
    Separate Account Charges 0.65% ..................................                --         1.366                   --
    Separate Account Charges 0.85% ..................................                --         1.362                   --
    Separate Account Charges 0.90% ..................................                --         1.361                   --
  CitiStreet Large Company Stock Fund - Class I
    Separate Account Charges 0.60% ..................................            14,291         1.910               27,299
    Separate Account Charges 0.65% ..................................                --         1.246                   --
    Separate Account Charges 0.85% ..................................                --         1.242                   --
    Separate Account Charges 0.90% ..................................                --         1.241                   --
  CitiStreet Small Company Stock Fund - Class I
    Separate Account Charges 0.60% ..................................           148,708         2.450              364,279
    Separate Account Charges 0.65% ..................................                --         1.415                   --
    Separate Account Charges 0.85% ..................................                --         1.410                   --
    Separate Account Charges 0.90% ..................................                --         1.409                   --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Portfolio
    Separate Account Charges 0.60% ..................................                --         1.651                   --
    Separate Account Charges 0.65% ..................................            14,884         1.382               20,574
    Separate Account Charges 0.85% ..................................            40,806         1.372               55,996
    Separate Account Charges 0.90% ..................................             1,443         1.347                1,944

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 0.60% ..................................                --         1.331                   --
    Separate Account Charges 0.65% ..................................            21,503         1.330               28,604
    Separate Account Charges 0.85% ..................................            87,274         1.328              115,941
    Separate Account Charges 0.90% ..................................                --         1.328                   --

                                                                                          DECEMBER 31, 2004
                                                                            ----------------------------------------------

                                                                                               UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                            -----------      --------        -------------
Dreyfus Variable Investment Fund
  Dreyfus Variable Investment Fund -  Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 0.60% ..................................                --      $  1.328        $          --
    Separate Account Charges 0.65% ..................................           107,290         1.133              121,577
    Separate Account Charges 0.85% ..................................           313,444         1.125              352,592
    Separate Account Charges 0.90% ..................................            76,709         1.120               85,953
  Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial Shares
    Separate Account Charges 0.60% ..................................                --         1.231                   --
    Separate Account Charges 0.65% ..................................                56         1.230                   68
    Separate Account Charges 0.85% ..................................             1,825         1.226                2,239
    Separate Account Charges 0.90% ..................................                --         1.225                   --

Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 0.60% ..................................                --         1.344                   --
    Separate Account Charges 0.65% ..................................            91,253         1.009               92,110
    Separate Account Charges 0.85% ..................................           196,483         1.002              196,880
    Separate Account Charges 0.90% ..................................           106,828         0.992              105,950
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 0.60% ..................................                --         1.360                   --
    Separate Account Charges 0.65% ..................................             7,620         1.359               10,358
    Separate Account Charges 0.85% ..................................            38,054         1.355               51,551
    Separate Account Charges 0.90% ..................................             8,631         1.354               11,683
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 0.60% ..................................                --         1.185                   --
    Separate Account Charges 0.65% ..................................               257         1.185                  305
    Separate Account Charges 0.85% ..................................            11,327         1.183               13,402
    Separate Account Charges 0.90% ..................................                --         1.183                   --
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 0.60% ..................................                --         1.587                   --
    Separate Account Charges 0.65% ..................................            32,351         1.585               51,291
    Separate Account Charges 0.85% ..................................            32,948         1.580               52,064
    Separate Account Charges 0.90% ..................................                --         1.579                   --
  Templeton Global Asset Allocation Fund - Class 1 Shares
    Separate Account Charges 0.60% ..................................           978,902         2.611            2,555,632
    Separate Account Charges 0.65% ..................................                --         1.344                   --
    Separate Account Charges 0.85% ..................................                --         1.340                   --
    Separate Account Charges 0.90% ..................................           835,015         2.538            2,119,258
  Templeton Global Income Securities Fund - Class 1 Shares
    Separate Account Charges 0.60% ..................................           137,119         2.136              292,839
    Separate Account Charges 0.65% ..................................                --         1.199                   --
    Separate Account Charges 0.85% ..................................                --         1.195                   --
    Separate Account Charges 0.90% ..................................           311,313         2.076              646,346
  Templeton Growth Securities Fund - Class 1 Shares
    Separate Account Charges 0.60% ..................................         1,787,679         2.715            4,853,495
    Separate Account Charges 0.65% ..................................             3,493         1.260                4,402
    Separate Account Charges 0.85% ..................................            18,212         1.249               22,747
    Separate Account Charges 0.90% ..................................         2,319,856         2.639            6,122,882

                                                                                          DECEMBER 31, 2004
                                                                            ----------------------------------------------

                                                                                               UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                            -----------      --------        -------------
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Capital Growth Fund
    Separate Account Charges 0.60% ..................................                --      $  1.108        $          --
    Separate Account Charges 0.65% ..................................                --         1.108                   --
    Separate Account Charges 0.85% ..................................            97,308         1.106              107,579
    Separate Account Charges 0.90% ..................................                --         1.105                   --

Greenwich Street Series Fund
  Equity Index Portfolio - Class I Shares
    Separate Account Charges 0.60% ..................................            36,628         0.946               34,653
    Separate Account Charges 0.65% ..................................           842,190         0.859              723,185
    Separate Account Charges 0.85% ..................................         3,150,174         0.851            2,680,759
    Separate Account Charges 0.90% ..................................           542,786         0.931              505,250
  Fundamental Value Portfolio
    Separate Account Charges 0.60% ..................................           266,668         2.480              661,290
    Separate Account Charges 0.65% ..................................           279,921         1.226              343,112
    Separate Account Charges 0.85% ..................................           769,505         1.215              934,732
    Separate Account Charges 0.90% ..................................         1,203,985         2.413            2,904,937

Janus Aspen Series
  Global Technology Portfolio - Service Shares
    Separate Account Charges 0.60% ..................................            66,634         0.359               23,933
    Separate Account Charges 0.65% ..................................            20,173         0.354                7,147
    Separate Account Charges 0.85% ..................................           135,926         0.351               47,721
    Separate Account Charges 0.90% ..................................           227,616         0.355               80,692
  Mid Cap Growth Portfolio - Service Shares
    Separate Account Charges 0.60% ..................................            95,212         0.466               44,359
    Separate Account Charges 0.65% ..................................            44,091         0.457               20,130
    Separate Account Charges 0.85% ..................................           291,639         0.452              131,954
    Separate Account Charges 0.90% ..................................           650,879         0.460              299,284
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 0.60% ..................................             3,339         0.582                1,942
    Separate Account Charges 0.65% ..................................            60,428         0.594               35,870
    Separate Account Charges 0.85% ..................................           261,770         0.588              153,989
    Separate Account Charges 0.90% ..................................           303,387         0.574              174,165

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 0.60% ..................................                --         1.534                   --
    Separate Account Charges 0.65% ..................................             4,912         1.532                7,528
    Separate Account Charges 0.85% ..................................            20,532         1.527               31,357
    Separate Account Charges 0.90% ..................................                --         1.526                   --

PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class
    Separate Account Charges 0.60% ..................................                --         1.038                   --
    Separate Account Charges 0.65% ..................................           178,869         1.249              223,508
    Separate Account Charges 0.85% ..................................           739,129         1.240              916,822
    Separate Account Charges 0.90% ..................................           408,583         1.223              499,696

                                                                                          DECEMBER 31, 2004
                                                                            ----------------------------------------------

                                                                                               UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                            -----------      --------        -------------
Pioneer Variable Contracts Trust
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares
    Separate Account Charges 0.60% ..................................                --      $  1.378        $          --
    Separate Account Charges 0.65% ..................................            75,510         1.376              103,929
    Separate Account Charges 0.85% ..................................            70,869         1.369               96,999
    Separate Account Charges 0.90% ..................................            20,108         1.367               27,484

Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB Shares
    Separate Account Charges 0.60% ..................................                --         1.228                   --
    Separate Account Charges 0.65% ..................................             2,297         0.809                1,858
    Separate Account Charges 0.85% ..................................            26,964         0.803               21,649
    Separate Account Charges 0.90% ..................................                --         0.796                   --
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 0.60% ..................................                --         1.367                   --
    Separate Account Charges 0.65% ..................................            63,681         1.046               66,641
    Separate Account Charges 0.85% ..................................           249,001         1.039              258,664
    Separate Account Charges 0.90% ..................................            55,423         1.078               59,762
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 0.60% ..................................                --         1.412                   --
    Separate Account Charges 0.65% ..................................            56,661         1.410               79,888
    Separate Account Charges 0.85% ..................................           131,589         1.402              184,500
    Separate Account Charges 0.90% ..................................            41,658         1.400               58,328

Scudder Investment VIT Funds
  EAFE(R) Equity index Fund - Class A Shares
    Separate Account Charges 0.60% ..................................            95,108         0.862               81,996
    Separate Account Charges 0.65% ..................................            78,868         0.810               63,886
    Separate Account Charges 0.85% ..................................           150,314         0.803              120,667
    Separate Account Charges 0.90% ..................................           479,159         0.849              406,586
  Small Cap Index Fund - Class A Shares
    Separate Account Charges 0.60% ..................................           295,992         1.481              438,226
    Separate Account Charges 0.65% ..................................           103,503         1.277              132,201
    Separate Account Charges 0.85% ..................................           166,337         1.266              210,546
    Separate Account Charges 0.90% ..................................           795,337         1.457            1,158,533

Smith Barney Multiple Discipline Trust
  Multiple Discipline Portfolio - All Cap Growth and Value
    Separate Account Charges 0.60% ..................................                --         1.031                   --
    Separate Account Charges 0.65% ..................................             7,985         1.031                8,231
    Separate Account Charges 0.85% ..................................            22,385         1.029               23,042
    Separate Account Charges 0.90% ..................................                --         1.029                   --
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    Separate Account Charges 0.60% ..................................                --         1.026                   --
    Separate Account Charges 0.65% ..................................             8,056         1.025                8,259
    Separate Account Charges 0.85% ..................................             8,356         1.024                8,555
    Separate Account Charges 0.90% ..................................                --         1.024                   --

                                                                                          DECEMBER 31, 2004
                                                                            ----------------------------------------------

                                                                                               UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                            -----------      --------        -------------
The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 0.60% ..................................                --      $  1.150        $          --
    Separate Account Charges 0.65% ..................................            22,446         1.167               26,197
    Separate Account Charges 0.85% ..................................            73,949         1.159               85,676
    Separate Account Charges 0.90% ..................................             2,110         1.166                2,461
  Equity Income Portfolio
    Separate Account Charges 0.60% ..................................                --         1.253                   --
    Separate Account Charges 0.65% ..................................           256,527         1.158              296,937
    Separate Account Charges 0.85% ..................................           489,653         1.149              562,651
    Separate Account Charges 0.90% ..................................           157,704         1.136              179,146
  Large Cap Portfolio
    Separate Account Charges 0.60% ..................................                --         1.203                   --
    Separate Account Charges 0.65% ..................................            33,542         0.891               29,877
    Separate Account Charges 0.85% ..................................           129,423         0.884              114,436
    Separate Account Charges 0.90% ..................................            10,791         0.882                9,521
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 0.60% ..................................                --         1.320                   --
    Separate Account Charges 0.65% ..................................           116,350         0.619               72,057
    Separate Account Charges 0.85% ..................................           296,392         0.615              182,219
    Separate Account Charges 0.90% ..................................            29,944         0.618               18,509
  Pioneer Fund Portfolio
    Separate Account Charges 0.60% ..................................            56,148         1.766               99,158
    Separate Account Charges 0.65% ..................................            12,198         1.324               16,146
    Separate Account Charges 0.85% ..................................             2,469         1.319                3,257
    Separate Account Charges 0.90% ..................................           160,300         1.717              275,210
  U.S. Government Securities Portfolio
    Separate Account Charges 0.60% ..................................           267,034         1.976              527,659
    Separate Account Charges 0.65% ..................................           215,860         1.394              300,955
    Separate Account Charges 0.85% ..................................           369,369         1.382              510,356
    Separate Account Charges 0.90% ..................................           848,146         1.921            1,629,209
  Zero Coupon Bond Fund Portfolio Series 2005
    Separate Account Charges 0.60% ..................................         1,057,116         1.651            1,744,807
    Separate Account Charges 0.65% ..................................                --         1.291                   --
    Separate Account Charges 0.85% ..................................            17,260         1.279               22,080
    Separate Account Charges 0.90% ..................................           264,563         1.605              424,752

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 0.60% ..................................           196,784         1.364              268,417
    Separate Account Charges 0.65% ..................................            51,685         0.636               32,875
    Separate Account Charges 0.85% ..................................           333,614         0.630              210,295
    Separate Account Charges 0.90% ..................................         1,825,225         1.328            2,424,330
  MFS Total Return Portfolio
    Separate Account Charges 0.60% ..................................           254,169         2.351              597,565
    Separate Account Charges 0.65% ..................................           313,038         1.352              423,296
    Separate Account Charges 0.85% ..................................           794,141         1.340            1,064,184
    Separate Account Charges 0.90% ..................................         1,263,317         2.286            2,888,116
  Pioneer Strategic Income Portfolio
    Separate Account Charges 0.60% ..................................           106,066         1.430              151,719
    Separate Account Charges 0.65% ..................................            34,284         1.410               48,329
    Separate Account Charges 0.85% ..................................           112,666         1.397              157,395
    Separate Account Charges 0.90% ..................................           233,462         1.409              328,895

                                                                                          DECEMBER 31, 2004
                                                                            ----------------------------------------------

                                                                                               UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                            -----------      --------        -------------
Travelers Series Fund Inc. (continued)
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 0.60% ..................................                --      $  1.221        $          --
    Separate Account Charges 0.65% ..................................           512,327         0.936              479,780
    Separate Account Charges 0.85% ..................................           792,938         0.930              737,099
    Separate Account Charges 0.90% ..................................           103,894         0.889               92,331
  Smith Barney High Income Portfolio
    Separate Account Charges 0.60% ..................................            88,925         1.506              133,944
    Separate Account Charges 0.65% ..................................            91,790         1.185              108,768
    Separate Account Charges 0.85% ..................................           250,945         1.174              294,691
    Separate Account Charges 0.90% ..................................           462,765         1.466              678,565
  Smith Barney International All Cap Growth Portfolio
    Separate Account Charges 0.60% ..................................                --         1.364                   --
    Separate Account Charges 0.65% ..................................             6,437         0.869                5,592
    Separate Account Charges 0.85% ..................................            30,806         0.862               26,565
    Separate Account Charges 0.90% ..................................                --         0.902                   --
  Smith Barney Large Cap Value Portfolio
    Separate Account Charges 0.60% ..................................           124,881         1.844              230,263
    Separate Account Charges 0.65% ..................................           147,327         1.058              155,824
    Separate Account Charges 0.85% ..................................           328,675         1.048              344,498
    Separate Account Charges 0.90% ..................................           782,910         1.794            1,404,350
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 0.60% ..................................           610,821         0.831              507,689
    Separate Account Charges 0.65% ..................................           113,990         0.834               95,040
    Separate Account Charges 0.85% ..................................           424,892         0.826              351,066
    Separate Account Charges 0.90% ..................................           883,231         0.820              724,584
  Strategic Equity Portfolio
    Separate Account Charges 0.60% ..................................           304,784         1.936              590,002
    Separate Account Charges 0.65% ..................................           230,701         0.681              157,193
    Separate Account Charges 0.85% ..................................           493,175         0.675              333,002
    Separate Account Charges 0.90% ..................................         2,907,463         1.882            5,472,154

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 0.60% ..................................                --         1.482                   --
    Separate Account Charges 0.65% ..................................            22,121         1.480               32,746
    Separate Account Charges 0.85% ..................................            12,278         1.475               18,115
    Separate Account Charges 0.90% ..................................                --         1.474                   --
  Emerging Growth Portfolio - Class I Shares
    Separate Account Charges 0.60% ..................................                --         1.192                   --
    Separate Account Charges 0.65% ..................................            33,005         0.747               24,650
    Separate Account Charges 0.85% ..................................           150,451         0.741              111,540
    Separate Account Charges 0.90% ..................................                --         0.761                   --

Variable Insurance Products Fund
  Equity - Income Portfolio - Initial Class
    Separate Account Charges 0.60% ..................................         1,603,631         2.805            4,497,794
    Separate Account Charges 0.65% ..................................            87,855         1.226              107,682
    Separate Account Charges 0.85% ..................................            55,311         1.215               67,186
    Separate Account Charges 0.90% ..................................         2,530,758         2.727            6,900,367

                                                                                          DECEMBER 31, 2004
                                                                            ----------------------------------------------

                                                                                               UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                            -----------      --------        -------------
Variable Insurance Products Fund (continued)
  Growth Portfolio - Initial Class
    Separate Account Charges 0.60% ..................................         1,838,582      $  2.379        $   4,373,301
    Separate Account Charges 0.65% ..................................           159,866         0.658              105,129
    Separate Account Charges 0.85% ..................................            98,635         0.652               64,280
    Separate Account Charges 0.90% ..................................         2,963,481         2.312            6,852,347
  High Income Portfolio - Initial Class
    Separate Account Charges 0.60% ..................................           634,478         1.484              941,793
    Separate Account Charges 0.65% ..................................                --         1.006                   --
    Separate Account Charges 0.85% ..................................            15,821         0.997               15,766
    Separate Account Charges 0.90% ..................................           843,825         1.443            1,217,631

Variable Insurance Products Fund II
  Asset Manager Portfolio - Initial Class
    Separate Account Charges 0.60% ..................................         1,467,414         1.872            2,747,263
    Separate Account Charges 0.65% ..................................           161,005         1.020              164,145
    Separate Account Charges 0.85% ..................................            42,073         1.010               42,507
    Separate Account Charges 0.90% ..................................           512,546         1.820              932,824
  Contrafund(R) Portfolio - Service Class
    Separate Account Charges 0.60% ..................................                --         1.355                   --
    Separate Account Charges 0.65% ..................................           148,774         1.259              187,316
    Separate Account Charges 0.85% ..................................           293,950         1.250              367,399
    Separate Account Charges 0.90% ..................................           128,819         1.235              159,123

Variable Insurance Products Fund III
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 0.60% ..................................                --         1.760                   --
    Separate Account Charges 0.65% ..................................            13,946         1.758               24,522
    Separate Account Charges 0.85% ..................................            57,354         1.752              100,509
    Separate Account Charges 0.90% ..................................            11,751         1.751               20,575
                                                                                                             -------------

Net Contract Owners' Equity .........................................                                        $ 131,545,618
                                                                                                             =============

6. STATEMENT OF INVESTMENTS                                                           FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                         ---------------------------------------------------------

INVESTMENTS                                                                 NO. OF         MARKET         COST OF       PROCEEDS
                                                                            SHARES         VALUE         PURCHASES     FROM SALES
                                                                         ------------   ------------   ------------   ------------
CAPITAL APPRECIATION FUND (8.3%)
    Total (Cost $10,525,957)                                                  165,833   $ 10,983,120   $    516,298   $  1,461,482
                                                                         ------------   ------------   ------------   ------------

DREYFUS STOCK INDEX FUND, INC. (7.9%)
    Total (Cost $9,913,986)                                                   334,247     10,324,895      1,518,951      1,190,742
                                                                         ------------   ------------   ------------   ------------

HIGH YIELD BOND TRUST (0.1%)
    Total (Cost $126,642)                                                      13,630        135,072         15,319         20,209
                                                                         ------------   ------------   ------------   ------------

MANAGED ASSETS TRUST (2.7%)
    Total (Cost $3,580,469)                                                   209,852      3,498,240        368,960        491,655
                                                                         ------------   ------------   ------------   ------------

MONEY MARKET PORTFOLIO (8.4%)
    Total (Cost $11,112,892)                                               11,112,892     11,112,892      6,632,480      8,027,583
                                                                         ------------   ------------   ------------   ------------

THE MERGER FUND VL (0.0%)
    Total (Cost $5,354)                                                           541          5,733          5,429             76
                                                                         ------------   ------------   ------------   ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.2%)
  AllianceBernstein Premier Growth Portfolio - Class B
    Total (Cost $190,783)                                                       9,095        210,191         78,394         13,108
                                                                         ------------   ------------   ------------   ------------

AMERICAN FUNDS INSURANCE SERIES (2.2%)
  Global Growth Fund - Class 2 Shares (Cost $280,227)                          20,609        355,085        133,631         18,656
  Growth Fund - Class 2 Shares (Cost $1,052,275)                               25,131      1,284,174        404,074        109,571
  Growth-Income Fund - Class 2 Shares (Cost $1,003,936)                        32,962      1,207,743        344,097        133,621
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $2,336,438)                                                    78,702      2,847,002        881,802        261,848
                                                                         ------------   ------------   ------------   ------------

CITISTREET FUNDS, INC. (0.4%)
  CitiStreet Diversified Bond Fund - Class I (Cost $15,943)                     1,446         17,106          1,635            361
  CitiStreet International Stock Fund - Class I (Cost $76,484)                  5,721         77,468          7,535         15,021
  CitiStreet Large Company Stock Fund - Class I (Cost $31,088)                  2,343         27,299          1,452          3,361
  CitiStreet Small Company Stock Fund - Class I (Cost $327,925)                26,094        364,279         18,184         32,748
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $451,440)                                                      35,604        486,152         28,806         51,491
                                                                         ------------   ------------   ------------   ------------

CREDIT SUISSE TRUST (0.1%)
  Credit Suisse Trust Emerging Markets Portfolio
    Total (Cost $58,457)                                                        5,930         78,514         43,951         16,378
                                                                         ------------   ------------   ------------   ------------

DELAWARE VIP TRUST (0.1%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $129,596)                                                       7,576        144,545        131,466          2,005
                                                                         ------------   ------------   ------------   ------------

DREYFUS VARIABLE INVESTMENT FUND (0.4%)
  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
    (Cost $457,469)                                                            13,481        560,122         68,817         50,056
  Dreyfus VIF - Appreciation Portfolio - Initial Shares (Cost $2,248)              65          2,307          6,177          4,073
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $459,717)                                                      13,546        562,429         74,994         54,129
                                                                         ------------   ------------   ------------   ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                         ---------------------------------------------------------

INVESTMENTS                                                                 NO. OF          MARKET        COST OF       PROCEEDS
                                                                            SHARES          VALUE        PURCHASES     FROM SALES
                                                                         ------------   ------------   ------------   ------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (13.1%)
  Franklin Small Cap Fund - Class 2 Shares (Cost $328,258)                     20,326   $    394,940   $    115,558   $     22,354
  Mutual Shares Securities Fund - Class 2 Shares (Cost $67,507)                 4,423         73,592         69,607          2,532
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $11,456)                                                              1,581         13,707         11,782            365
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $90,616)             7,202        103,355         86,840          2,726
  Templeton Global Asset Allocation Fund - Class 1 Shares
    (Cost $4,137,652)                                                         221,454      4,674,890        344,898        446,275
  Templeton Global Income Securities Fund - Class 1 Shares
    (Cost $773,526)                                                            59,442        939,185        177,845        177,328
  Templeton Growth Securities Fund - Class 1 Shares (Cost $10,525,115)        847,729     11,003,526        581,559      1,374,719
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $15,934,130)                                                1,162,157     17,203,195      1,388,089      2,026,299
                                                                         ------------   ------------   ------------   ------------

GOLDMAN SACHS VARIABLE INSURANCE TRUST (0.1%)
  Goldman Sachs Capital Growth Fund
    Total (Cost $98,373)                                                       10,354        107,579         38,533         10,431
                                                                         ------------   ------------   ------------   ------------

GREENWICH STREET SERIES FUND (6.7%)
  Equity Index Portfolio - Class I Shares (Cost $3,584,113)                   133,690      3,943,847        991,638        426,844
  Fundamental Value Portfolio (Cost $4,252,270)                               229,577      4,844,071        979,844        539,730
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $7,836,383)                                                   363,267      8,787,918      1,971,482        966,574
                                                                         ------------   ------------   ------------   ------------

JANUS ASPEN SERIES (0.8%)
  Global Technology Portfolio - Service Shares (Cost $166,820)                 44,928        159,493         44,453         27,945
  Mid Cap Growth Portfolio - Service Shares (Cost $437,229)                    19,548        495,727         99,303         36,562
  Worldwide Growth Portfolio - Service Shares (Cost $378,423)                  13,748        365,966        116,137        106,971
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $982,472)                                                      78,224      1,021,186        259,893        171,478
                                                                         ------------   ------------   ------------   ------------

LAZARD RETIREMENT SERIES, INC. (0.0%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $35,159)                                                        2,301         38,885         33,954          1,583
                                                                         ------------   ------------   ------------   ------------

PIMCO VARIABLE INSURANCE TRUST (1.2%)
  Total Return Portfolio - Administrative Class
    Total (Cost $1,606,967)                                                   156,044      1,640,026        404,088        187,810
                                                                         ------------   ------------   ------------   ------------

PIONEER VARIABLE CONTRACTS TRUST (0.2%)
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares
    Total (Cost $175,274)                                                       9,346        228,412         81,555         30,207
                                                                         ------------   ------------   ------------   ------------

PUTNAM VARIABLE TRUST (0.6%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $18,868)              4,730         23,507          6,133          9,349
  Putnam VT International Equity Fund - Class IB Shares
    (Cost $305,977)                                                            26,177        385,067         87,730         57,835
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $234,566)             14,160        322,716        104,579         60,995
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $559,411)                                                      45,067        731,290        198,442        128,179
                                                                         ------------   ------------   ------------   ------------

SCUDDER INVESTMENT VIT FUNDS (2.0%)
  EAFE(R) Equity Index Fund - Class A Shares (Cost $572,226)                   70,559        673,135        233,380         93,289
  Small Cap Index Fund - Class A Shares (Cost $1,515,070)                     135,157      1,939,506        732,389        460,151
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $2,087,296)                                                   205,716      2,612,641        965,769        553,440
                                                                         ------------   ------------   ------------   ------------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (0.0%)
  Multiple Discipline Portfolio - All Cap Growth and Value
    (Cost $29,540)                                                              2,110         31,273         31,720          2,192
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    (Cost $16,376)                                                              1,277         16,814         18,311          1,962
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $45,916)                                                        3,387         48,087         50,031          4,154
                                                                         ------------   ------------   ------------   ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                         ---------------------------------------------------------

INVESTMENTS                                                                 NO. OF         MARKET         COST OF       PROCEEDS
                                                                            SHARES         VALUE         PURCHASES     FROM SALES
                                                                         ------------   ------------   ------------   ------------
THE TRAVELERS SERIES TRUST (5.4%)
  Convertible Securities Portfolio (Cost $105,637)                              9,258   $    114,334   $     62,330   $     58,778
  Equity Income Portfolio (Cost $919,363)                                      60,497      1,038,734        321,698         79,221
  Large Cap Portfolio (Cost $134,830)                                          11,043        153,834         39,714         24,543
  MFS Mid Cap Growth Portfolio (Cost $227,938)                                 34,750        272,785         98,468         51,483
  Pioneer Fund Portfolio (Cost $422,224)                                       32,732        393,771         76,580         30,985
  U.S. Government Securities Portfolio (Cost $2,968,887)                      232,798      2,968,179        822,878      1,766,190
  Zero Coupon Bond Fund Portfolio Series 2005 (Cost $2,219,686)               200,699      2,191,639        250,711        251,383
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $6,998,565)                                                   581,777      7,133,276      1,672,379      2,262,583
                                                                         ------------   ------------   ------------   ------------

TRAVELERS SERIES FUND INC. (16.3%)
  AIM Capital Appreciation Portfolio (Cost $3,552,988)                        274,385      2,935,917        232,529        353,795
  MFS Total Return Portfolio (Cost $4,581,234)                                290,149      4,973,161        775,690      2,130,402
  Pioneer Strategic Income Portfolio (Cost $687,865)                           73,170        686,338        289,332        155,043
  Smith Barney Aggressive Growth Portfolio (Cost $1,116,461)                   98,289      1,309,210        482,617         67,610
  Smith Barney High Income Portfolio (Cost $1,335,553)                        161,055      1,215,968        286,872        185,269
  Smith Barney International All Cap Growth Portfolio (Cost $24,900)            2,479         32,157          5,621          3,294
  Smith Barney Large Cap Value Portfolio (Cost $2,102,222)                    118,344      2,134,935        486,336        423,118
  Smith Barney Large Capitalization Growth Portfolio (Cost $1,518,969)        116,797      1,678,379        651,997        351,367
  Strategic Equity Portfolio (Cost $7,865,476)                                373,566      6,552,351        409,666      1,079,298
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $22,785,668)                                                1,508,234     21,518,416      3,620,660      4,749,196
                                                                         ------------   ------------   ------------   ------------

VAN KAMPEN LIFE INVESTMENT TRUST (0.1%)
  Comstock Portfolio - Class II Shares (Cost $46,140)                           3,715         50,861         49,450          3,415
  Emerging Growth Portfolio - Class I Shares (Cost $123,888)                    5,234        136,190         45,483         15,509
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $170,028)                                                       8,949        187,051         94,933         18,924
                                                                         ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND (19.1%)
  Equity - Income Portfolio - Initial Class (Cost $9,962,938)                 456,170     11,573,029        696,067      1,998,532
  Growth Portfolio - Initial Class (Cost $13,396,428)                         355,984     11,395,057      1,092,890      1,515,127
  High Income Portfolio - Initial Class (Cost $2,649,228)                     310,741      2,175,190        298,228        242,255
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $26,008,594)                                                1,122,895     25,143,276      2,087,185      3,755,914
                                                                         ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND II (3.5%)
  Asset Manager Portfolio - Initial Class (Cost $3,958,803)                   261,733      3,886,739        423,002        595,132
  Contrafund(R) Portfolio - Service Class (Cost $579,911)                      26,907        713,838        215,282         69,532
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $4,538,714)                                                   288,640      4,600,577        638,284        664,664
                                                                         ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND III (0.1%)
  Mid Cap Portfolio - Service Class 2
    Total (Cost $126,582)                                                       4,873        145,606        139,521         21,648
                                                                         ------------   ------------   ------------   ------------

TOTAL INVESTMENTS (100%)
  (COST $128,881,263)                                                                   $131,536,206   $ 23,941,648   $ 27,143,790
                                                                                        ============   ============   ============

7. FINANCIAL HIGHLIGHTS

                                                                                                       EXPENSE            TOTAL
                                          YEAR               UNIT VALUE         NET    INVESTMENT(1)   RATIO(2)         RETURN(3)
                                         ENDED     UNITS      LOWEST TO        ASSETS      INCOME      LOWEST TO        LOWEST TO
                                         DEC 31   (000S)     HIGHEST ($)      ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                         ------   -------   -------------     -------  -------------  -----------  -----------------
CAPITAL APPRECIATION FUND                 2004      3,168   0.620 - 4.166      10,983          --     0.60 - 0.90      18.46 - 18.82
                                          2003      3,351   0.523 - 3.506      10,108        0.05     0.60 - 0.90      23.79 - 24.29
                                          2002      3,300   0.422 - 2.824       8,387        1.60     0.60 - 0.90  (25.83) - (25.53)
                                          2001      3,492   0.569 - 3.792      12,455        0.48     0.60 - 0.90   (26.74) - (7.77)

DREYFUS STOCK INDEX FUND, INC.            2004      3,901   0.850 - 2.869      10,325        1.83     0.60 - 0.90        9.63 - 9.97
                                          2003      3,806   0.774 - 2.609       9,189        1.49     0.60 - 0.90      27.20 - 27.58
                                          2002      3,919   0.608 - 2.045       7,498        1.32     0.60 - 0.90  (23.05) - (22.80)
                                          2001      4,189   0.790 - 2.649      10,483        1.09     0.60 - 0.90     (12.96) - 2.59

HIGH YIELD BOND TRUST                     2004         31           4.359         135        6.70            0.60               8.11
                                          2003         34           4.032         138        7.53            0.60              28.37
                                          2002         36           3.141         112       15.68            0.60               3.94
                                          2001         31           3.022          94        6.04            0.60               8.90

MANAGED ASSETS TRUST                      2004      1,041   1.071 - 4.077       3,498        2.34     0.60 - 0.90        8.45 - 8.78
                                          2003      1,054   0.987 - 3.748       3,430        2.64     0.60 - 0.90      20.91 - 21.26
                                          2002      1,044   0.816 - 3.091       2,884        5.69     0.60 - 0.90    (9.43) - (9.14)
                                          2001      1,587   0.901 - 3.402       5,212        2.64     0.60 - 0.90    (5.95) - (2.27)

MONEY MARKET PORTFOLIO                    2004      7,373   1.065 - 1.866      11,122        1.02     0.60 - 0.90        0.11 - 0.43
                                          2003      8,544   1.063 - 1.858      12,510        0.78     0.60 - 0.90      (0.11) - 0.16
                                          2002      7,941   1.064 - 1.855      12,665        1.36     0.60 - 0.90        0.50 - 0.76
                                          2001      4,615   1.058 - 1.841       7,558        3.59     0.60 - 0.90        2.12 - 3.20

THE MERGER FUND VL                        2004          5           1.055           6          --            0.85               5.50

ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Premier Growth
    Portfolio - Class B                   2004        267   0.786 - 0.792         210          --     0.65 - 0.85        7.38 - 7.61
                                          2003        177   0.732 - 0.736         130          --     0.65 - 0.85      22.41 - 22.67
                                          2002        138   0.598 - 0.600          82          --     0.65 - 0.85  (31.42) - (31.35)
                                          2001         17   0.872 - 0.874          14          --     0.65 - 0.85   (13.32) - (4.17)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares     2004        312   1.135 - 1.144         355        0.45     0.65 - 0.90      12.49 - 12.72
                                          2003        199   1.009 - 1.017         202        0.43     0.65 - 0.90      33.99 - 34.30
                                          2002        112   0.752 - 0.759          84        0.70     0.65 - 0.90   (15.41) - (6.41)
                                          2001         16   0.889 - 0.890          14          --     0.65 - 0.85    (2.09) - (1.87)

  Growth Fund - Class 2 Shares            2004      1,300   0.985 - 0.993       1,284        0.19     0.65 - 0.90      11.55 - 11.82
                                          2003        969   0.883 - 0.888         858        0.14     0.65 - 0.90      35.57 - 35.99
                                          2002        488   0.651 - 0.655         318        0.05     0.65 - 0.90  (25.09) - (18.63)
                                          2001         50   0.869 - 0.871          43          --     0.65 - 0.85      (5.23) - 2.11

  Growth-Income Fund - Class 2 Shares     2004      1,066   1.117 - 1.147       1,208        0.95     0.65 - 0.90        9.40 - 9.66
                                          2003        869   1.021 - 1.046         899        1.30     0.65 - 0.90      31.23 - 31.57
                                          2002        492   0.778 - 0.795         387        1.67     0.65 - 0.90  (19.10) - (17.06)
                                          2001         65   0.979 - 0.980          63          --     0.65 - 0.85    (4.11) - (2.68)

                                                                                                       EXPENSE            TOTAL
                                          YEAR               UNIT VALUE         NET    INVESTMENT(1)   RATIO(2)         RETURN(3)
                                         ENDED     UNITS      LOWEST TO        ASSETS      INCOME      LOWEST TO        LOWEST TO
                                         DEC 31   (000S)     HIGHEST ($)      ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                         ------   -------   -------------     -------  -------------  -----------  -----------------
CITISTREET FUNDS, INC.
  CitiStreet Diversified Bond Fund -      2004          9           2.007          17        3.37            0.60               3.99
    Class I                               2003          8           1.930          16        3.99            0.60               4.95
                                          2002          9           1.839          17        4.35            0.60               8.30
                                          2001         10           1.698          17        4.25            0.60               6.26

  CitiStreet International Stock Fund -   2004         45           1.723          77        1.33            0.60              14.11
    Class I                               2003         50           1.510          76        0.78            0.60              29.28
                                          2002         55           1.168          64        0.62            0.60            (22.75)
                                          2001         53           1.512          80        1.03            0.60            (21.94)

  CitiStreet Large Company Stock Fund -   2004         14           1.910          27        0.85            0.60               9.33
    Class I                               2003         15           1.747          27        0.64            0.60              27.43
                                          2002         19           1.371          26        0.62            0.60            (23.32)
                                          2001         31           1.788          55        0.84            0.60            (16.25)

  CitiStreet Small Company Stock Fund -   2004        149           2.450         364        0.11            0.60              14.27
    Class I                               2003        154           2.144         331        0.12            0.60              42.18
                                          2002        163           1.508         245        0.51            0.60            (24.14)
                                          2001        176           1.988         351        0.04            0.60               0.96

CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets    2004         57   1.347 - 1.382          79        0.36     0.65 - 0.90      23.81 - 24.06
    Portfolio                             2003         32   1.088 - 1.114          36          --     0.65 - 0.90      41.67 - 41.91
                                          2002         20   0.768 - 0.785          16        0.28     0.65 - 0.90     (12.33) - 5.21
                                          2001          6           0.892           5          --            0.85              18.62
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard     2004        109   1.328 - 1.330         145          --     0.65 - 0.85      13.00 - 21.28
    Class
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF - Developing Leaders        2004        497   1.120 - 1.133         560        0.21     0.65 - 0.90      10.34 - 10.64
    Portfolio - Initial Shares            2003        477   1.015 - 1.024         486        0.04     0.65 - 0.90      30.46 - 30.78
                                          2002        332   0.778 - 0.783         259        0.05     0.65 - 0.90  (19.84) - (13.27)
                                          2001         23   0.973 - 0.974          23        0.41     0.65 - 0.85        0.93 - 3.51

  Dreyfus VIF - Appreciation Portfolio    2004          2   1.226 - 1.230           2        2.00     0.65 - 0.85        4.33 - 4.34
    - Initial Shares                      2003         --           1.179          --        1.31            0.65               3.97

                                                                                                       EXPENSE            TOTAL
                                          YEAR               UNIT VALUE         NET    INVESTMENT(1)   RATIO(2)         RETURN(3)
                                         ENDED     UNITS      LOWEST TO        ASSETS      INCOME      LOWEST TO        LOWEST TO
                                         DEC 31   (000S)     HIGHEST ($)      ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                         ------   -------   -------------     -------  -------------  -----------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2       2004        395   0.992 - 1.009         395          --     0.65 - 0.90      10.47 - 10.76
    Shares                                2003        291   0.898 - 0.911         263          --     0.65 - 0.90      36.06 - 36.38
                                          2002        127   0.660 - 0.668          84        0.26     0.65 - 0.90  (29.30) - (22.44)
                                          2001         18   0.942 - 0.943          17          --     0.65 - 0.85        0.86 - 5.37

  Mutual Shares Securities Fund -         2004         54   1.354 - 1.359          74        0.60     0.65 - 0.90       9.19 - 11.71
    Class 2 Shares                        2003         --           1.213          --          --            0.85              10.17

  Templeton Developing Markets
    Securities Fund - Class 2 Shares      2004         12   1.183 - 1.185          14        0.69     0.65 - 0.85      23.18 - 27.89

  Templeton Foreign Securities Fund -
    Class 2 Shares                        2004         65   1.580 - 1.585         103        0.80     0.65 - 0.85      17.47 - 17.76
                                          2003          5   1.345 - 1.346           7          --     0.65 - 0.85       3.30 - 14.76
  Templeton Global Asset Allocation
    Fund - Class 1 Shares                 2004      1,814   2.538 - 2.611       4,675        2.97     0.60 - 0.90      14.89 - 15.28
                                          2003      1,898   2.209 - 2.265       4,250        2.78     0.60 - 0.90      31.18 - 31.53
                                          2002      1,990   1.684 - 1.722       3,393        1.97     0.60 - 0.90    (5.07) - (4.76)
                                          2001      2,221   1.774 - 1.808       3,984        1.44     0.60 - 0.90  (10.49) - (10.27)
  Templeton Global Income Securities
    Fund - Class 1 Shares                 2004        448   2.076 - 2.136         939       11.48     0.60 - 0.90      14.07 - 14.41
                                          2003        499   1.820 - 1.867         916        7.92     0.60 - 0.90      21.58 - 22.03
                                          2002        474   1.497 - 1.530         714        1.08     0.60 - 0.90      20.34 - 20.66
                                          2001        421   1.244 - 1.268         526        3.60     0.60 - 0.90        1.63 - 1.93
  Templeton Growth Securities Fund -
    Class 1 Shares                        2004      4,129   1.249 - 2.715      11,004        1.26     0.60 - 0.90      15.19 - 15.58
                                          2003      4,476   1.084 - 2.349      10,349        1.66     0.60 - 0.90      31.44 - 31.82
                                          2002      4,869   0.824 - 1.782       8,560        2.37     0.60 - 0.90  (19.04) - (18.82)
                                          2001      4,999   1.017 - 2.195      10,849        2.00     0.60 - 0.90    (1.87) - (0.39)
GOLDMAN SACHS VARIABLE INSURANCE TRUST
  Goldman Sachs Capital Growth Fund       2004         97           1.106         108        0.83            0.85               8.22
                                          2003         70           1.022          71          --            0.85               2.20
GREENWICH STREET SERIES FUND
  Equity Index Portfolio - Class I        2004      4,572   0.851 - 0.946       3,944        1.92     0.60 - 0.90        9.52 - 9.87
    Shares                                2003      3,928   0.777 - 0.861       3,098        1.41     0.60 - 0.90      27.06 - 27.37
                                          2002      3,690   0.611 - 0.676       2,279        2.35     0.60 - 0.90  (22.93) - (22.65)
                                          2001      3,325   0.792 - 0.874       2,656        0.30     0.60 - 0.90     (12.94) - 0.13

  Fundamental Value Portfolio             2004      2,520   1.215 - 2.480       4,844        0.67     0.60 - 0.90        7.24 - 7.59
                                          2003      2,267   1.132 - 2.305       4,186        0.68     0.60 - 0.90      37.38 - 37.78
                                          2002      1,880   0.824 - 1.673       2,571        1.08     0.60 - 0.90  (22.01) - (21.75)
                                          2001      1,661   1.055 - 2.138       2,986        0.69     0.60 - 0.90    (6.86) - (1.77)
JANUS ASPEN SERIES
  Global Technology Portfolio - Service   2004        450   0.351 - 0.359         159          --     0.60 - 0.90      (0.28) - 0.00
    Shares                                2003        400   0.352 - 0.359         142          --     0.60 - 0.90      45.31 - 45.49
                                          2002        360   0.242 - 0.247          88          --     0.60 - 0.90  (41.55) - (41.19)
                                          2001        208   0.414 - 0.420          87        0.62     0.60 - 0.90  (40.03) - (28.13)

  Mid Cap Growth Portfolio - Service      2004      1,082   0.452 - 0.466         496          --     0.60 - 0.90      19.26 - 19.95
    Shares                                2003        912   0.379 - 0.389         350          --     0.60 - 0.90      33.68 - 34.14
                                          2002        633   0.283 - 0.290         182          --     0.60 - 0.90  (28.89) - (28.57)
                                          2001        485   0.398 - 0.406         196          --     0.60 - 0.90  (41.15) - (31.73)

  Worldwide Growth Portfolio - Service    2004        629   0.574 - 0.594         366        0.93     0.60 - 0.90        3.52 - 3.93
    Shares                                2003        611   0.554 - 0.572         342        0.85     0.60 - 0.90      22.57 - 23.08
                                          2002        537   0.452 - 0.465         245        0.62     0.60 - 0.90  (26.38) - (26.19)
                                          2001        487   0.614 - 0.630         300        0.29     0.60 - 0.90   (23.35) - (8.19)

                                                                                                       EXPENSE            TOTAL
                                          YEAR               UNIT VALUE         NET    INVESTMENT(1)   RATIO(2)         RETURN(3)
                                         ENDED     UNITS      LOWEST TO        ASSETS      INCOME      LOWEST TO        LOWEST TO
                                         DEC 31   (000S)     HIGHEST ($)      ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                         ------   -------   -------------     -------  -------------  -----------  -----------------
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio   2004         25   1.527 - 1.532          39          --     0.65 - 0.85      11.30 - 14.16
                                          2003          2           1.342           3          --            0.65               1.67
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio -                2004      1,327   1.223 - 1.249       1,640        1.89     0.65 - 0.90        3.94 - 4.17
    Administrative Class                  2003      1,181   1.176 - 1.199       1,403        2.79     0.65 - 0.90        4.07 - 4.35
                                          2002        534   1.130 - 1.149         610        4.05     0.65 - 0.90        4.82 - 8.40
                                          2001         75   1.059 - 1.060          80        1.95     0.65 - 0.85        2.32 - 5.05
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Mid Cap Value VCT Portfolio
    - Class II Shares                     2004        166   1.367 - 1.376         228        0.27     0.65 - 0.90      20.65 - 20.91
                                          2003        126   1.133 - 1.138         143        0.22     0.65 - 0.90      26.73 - 36.29
                                          2002         51   0.834 - 0.835          42          --     0.65 - 0.85   (10.90) - (8.74)
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                       2004         29   0.803 - 0.809          24          --     0.65 - 0.85        6.64 - 6.87
                                          2003         33   0.753 - 0.757          25          --     0.65 - 0.85      30.96 - 31.20
                                          2002         20   0.575 - 0.577          12          --     0.65 - 0.85  (31.71) - (28.68)
  Putnam VT International Equity Fund -
    Class IB Shares                       2004        368   1.039 - 1.078         385        1.45     0.65 - 0.90      15.17 - 15.45
                                          2003        338   0.902 - 0.936         307        0.72     0.65 - 0.90      27.35 - 27.61
                                          2002        164   0.707 - 0.735         116        0.60     0.65 - 0.90   (18.45) - (5.04)
                                          2001          5   0.867 - 0.868           4          --     0.65 - 0.85      (5.25) - 1.88
  Putnam VT Small Cap Value Fund -
    Class IB Shares                       2004        230   1.400 - 1.410         323        0.32     0.65 - 0.90      25.11 - 25.44
                                          2003        193   1.119 - 1.124         216        0.21     0.65 - 0.90     (1.41) - 48.68
                                          2002         69   0.755 - 0.756          52          --     0.65 - 0.85  (18.71) - (12.00)
SCUDDER INVESTMENT VIT FUNDS
  EAFE(R) Equity Index Fund - Class A     2004        803   0.803 - 0.862         673        2.33     0.60 - 0.90      18.08 - 18.41
    Shares                                2003        624   0.680 - 0.728         444        3.96     0.60 - 0.90      32.17 - 32.50
                                          2002        441   0.514 - 0.550         237        1.54     0.60 - 0.90  (22.29) - (21.99)
                                          2001        371   0.661 - 0.705         258          --     0.60 - 0.90   (25.37) - (6.11)

  Small Cap Index Fund - Class A Shares   2004      1,361   1.266 - 1.481       1,940        0.41     0.60 - 0.90      16.75 - 17.08
                                          2003      1,136   1.084 - 1.265       1,391        0.80     0.60 - 0.90      45.11 - 45.60
                                          2002        677   0.747 - 0.869         570        0.90     0.60 - 0.90  (21.32) - (21.07)
                                          2001        295   0.948 - 1.101         315        0.89     0.60 - 0.90      (3.66) - 1.47
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All
    Cap Growth and Value                  2004         30   1.029 - 1.031          31        0.50     0.65 - 0.85        3.94 - 6.07

  Multiple Discipline Portfolio -
    Balanced All Cap Growth and Value     2004         16   1.024 - 1.025          17        1.87     0.65 - 0.85        3.43 - 5.45

THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio        2004         99   1.159 - 1.167         114        2.09     0.65 - 0.90        5.33 - 5.61
                                          2003         96   1.099 - 1.107         106        4.45     0.65 - 0.90      25.08 - 25.43
                                          2002         47   0.878 - 0.885          41       10.72     0.65 - 0.90      (7.77) - 5.86
                                          2001          7   0.952 - 0.953           6        4.57     0.65 - 0.85    (1.14) - (1.04)

                                                                                                       EXPENSE            TOTAL
                                          YEAR               UNIT VALUE         NET    INVESTMENT(1)   RATIO(2)         RETURN(3)
                                         ENDED     UNITS      LOWEST TO        ASSETS      INCOME      LOWEST TO        LOWEST TO
                                         DEC 31   (000S)     HIGHEST ($)      ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                         ------   -------   -------------     -------  -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Equity Income Portfolio                 2004        904   1.136 - 1.158       1,039        1.44     0.65 - 0.90        8.91 - 9.25
                                          2003        725   1.043 - 1.060         764        1.34     0.65 - 0.90      30.05 - 30.22
                                          2002        431   0.802 - 0.814         349        1.61     0.65 - 0.90   (14.63) - (7.71)
                                          2001        135   0.950 - 0.952         128        3.00     0.65 - 0.85    (7.41) - (2.66)

  Large Cap Portfolio                     2004        174   0.882 - 0.891         154        0.89     0.65 - 0.90        5.50 - 5.82
                                          2003        156   0.836 - 0.842         130        0.54     0.65 - 0.90      23.49 - 23.82
                                          2002         91   0.677 - 0.680          62        0.88     0.65 - 0.90  (23.50) - (19.21)
                                          2001         14   0.885 - 0.886          12        1.23     0.65 - 0.85        0.45 - 4.00

  MFS Mid Cap Growth Portfolio            2004        443   0.615 - 0.619         273          --     0.65 - 0.90      12.98 - 13.37
                                          2003        353   0.543 - 0.547         192          --     0.65 - 0.90      35.75 - 36.16
                                          2002        213   0.400 - 0.402          85          --     0.65 - 0.90   (49.24) - (1.95)
                                          2001         43   0.788 - 0.789          34          --     0.65 - 0.85   (11.76) - (9.83)

  Pioneer Fund Portfolio                  2004        231   1.319 - 1.766         394        1.00     0.60 - 0.90      10.13 - 10.44
                                          2003        199   1.559 - 1.599         313        1.59     0.60 - 0.90      22.66 - 23.09
                                          2002        202   1.271 - 1.299         259        7.20     0.60 - 0.90  (30.81) - (30.65)
                                          2001        191   1.837 - 1.873         355        1.82     0.60 - 0.90  (23.71) - (23.46)

  U.S. Government Securities Portfolio    2004      1,700   1.382 - 1.976       2,968        3.84     0.60 - 0.90        5.20 - 5.50
                                          2003      2,229   1.313 - 1.873       3,832        5.27     0.60 - 0.90        1.78 - 2.13
                                          2002      2,130   1.289 - 1.834       3,670        7.59     0.60 - 0.90      12.62 - 12.93
                                          2001      1,510   1.144 - 1.624       2,350        4.05     0.60 - 0.90        4.09 - 5.18

  Zero Coupon Bond Fund Portfolio         2004      1,339   1.279 - 1.651       2,192        4.46     0.60 - 0.90        0.12 - 0.49
    Series 2005                           2003      1,406   1.277 - 1.643       2,292        4.94     0.60 - 0.90        1.46 - 1.73
                                          2002      1,459   1.258 - 1.615       2,338        8.61     0.60 - 0.90       9.80 - 10.16
                                          2001      1,524   1.145 - 1.466       2,218        4.18     0.60 - 0.90        3.43 - 5.77
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio      2004      2,407   0.630 - 1.364       2,936        0.14     0.60 - 0.90        5.53 - 5.90
                                          2003      2,449   0.597 - 1.288       2,886          --     0.60 - 0.90      28.11 - 28.54
                                          2002      2,450   0.466 - 1.002       2,312          --     0.60 - 0.90  (24.58) - (24.38)
                                          2001      2,479   0.617 - 1.325       3,184          --     0.60 - 0.90   (24.43) - (4.33)

  MFS Total Return Portfolio              2004      2,625   1.340 - 2.351       4,973        2.18     0.60 - 0.90      10.49 - 10.79
                                          2003      3,279   1.212 - 2.122       5,977        2.35     0.60 - 0.90      15.46 - 15.83
                                          2002      3,028   1.049 - 1.832       4,887        7.97     0.60 - 0.90    (6.13) - (5.80)
                                          2001      1,810   1.117 - 1.945       3,117        2.66     0.60 - 0.90      (0.88) - 3.13

  Pioneer Strategic Income Portfolio      2004        486   1.397 - 1.430         686        7.77     0.60 - 0.90       9.99 - 10.25
                                          2003        417   1.270 - 1.297         535       11.37     0.60 - 0.90      18.39 - 18.77
                                          2002        236   1.071 - 1.092         255       30.97     0.60 - 0.90        4.40 - 5.18
                                          2001         70   1.021 - 1.031          72       13.78     0.65 - 0.90        2.20 - 3.31

                                                                                                       EXPENSE            TOTAL
                                          YEAR               UNIT VALUE         NET    INVESTMENT(1)   RATIO(2)         RETURN(3)
                                         ENDED     UNITS      LOWEST TO        ASSETS      INCOME      LOWEST TO        LOWEST TO
                                         DEC 31   (000S)     HIGHEST ($)      ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                         ------   -------   -------------     -------  -------------  -----------  -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Smith Barney Aggressive Growth          2004      1,409   0.889 - 0.936       1,309          --     0.65 - 0.90        8.95 - 9.22
    Portfolio                             2003        932   0.816 - 0.857         794          --     0.65 - 0.90      33.33 - 33.70
                                          2002        696   0.612 - 0.641         445          --     0.65 - 0.90  (33.23) - (33.16)
                                          2001        371   0.916 - 0.959         355          --     0.65 - 0.90      (8.84) - 0.11

  Smith Barney High Income Portfolio      2004        894   1.174 - 1.506       1,216        8.34     0.60 - 0.90        9.40 - 9.77
                                          2003        867   1.072 - 1.372       1,094        8.57     0.60 - 0.90      26.42 - 26.80
                                          2002        652   0.848 - 1.082         649       25.54     0.60 - 0.90    (4.16) - (3.82)
                                          2001        605   0.884 - 1.125         639       11.78     0.60 - 0.90   (11.95) - (4.34)
  Smith Barney International All Cap
    Growth Portfolio                      2004         37   0.862 - 0.869          32        0.99     0.65 - 0.85      16.80 - 17.12
                                          2003         34   0.738 - 0.742          25        1.18     0.65 - 0.85      26.37 - 26.62
                                          2002         28   0.584 - 0.586          16        2.10     0.65 - 0.85  (26.26) - (26.10)
                                          2001          1   0.792 - 0.793           1          --     0.65 - 0.85      (6.04) - 1.54

  Smith Barney Large Cap Value            2004      1,384   1.048 - 1.844       2,135        1.93     0.60 - 0.90        9.62 - 9.98
    Portfolio                             2003      1,338   0.956 - 1.677       1,902        1.80     0.60 - 0.90      26.43 - 26.85
                                          2002      1,244   0.755 - 1.322       1,442        4.08     0.60 - 0.90  (26.06) - (25.86)
                                          2001      1,109   1.021 - 1.783       1,804        1.34     0.60 - 0.90    (9.00) - (1.16)
  Smith Barney Large Capitalization
    Growth Portfolio                      2004      2,033   0.820 - 0.834       1,678        0.39     0.60 - 0.90    (0.61) - (0.24)
                                          2003      1,658   0.825 - 0.836       1,374        0.03     0.60 - 0.90      46.28 - 46.67
                                          2002        680   0.564 - 0.570         385        0.44     0.60 - 0.90  (25.49) - (25.26)
                                          2001        449   0.756 - 0.763         341          --     0.60 - 0.90     (13.40) - 2.56

  Strategic Equity Portfolio              2004      3,936   0.675 - 1.936       6,552        1.41     0.60 - 0.90        9.22 - 9.56
                                          2003      4,340   0.618 - 1.767       6,698          --     0.60 - 0.90      31.33 - 31.77
                                          2002      4,327   0.470 - 1.341       5,133        0.61     0.60 - 0.90  (34.17) - (33.94)
                                          2001      4,156   0.714 - 2.031       7,810        0.19     0.60 - 0.90   (14.13) - (4.53)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares    2004         34   1.475 - 1.480          51          --     0.65 - 0.85      10.90 - 15.99

  Emerging Growth Portfolio - Class I     2004        183   0.741 - 0.747         136          --     0.65 - 0.85        6.01 - 6.41
    Shares                                2003        139   0.699 - 0.702          97          --     0.65 - 0.85      26.40 - 26.49
                                          2002        114   0.553 - 0.555          63        0.23     0.65 - 0.85  (33.05) - (32.97)
                                          2001         23   0.826 - 0.828          19          --     0.65 - 0.85      (8.93) - 8.66
VARIABLE INSURANCE PRODUCTS FUND
  Equity - Income Portfolio - Initial     2004      4,278   1.215 - 2.805      11,573        1.57     0.60 - 0.90      10.54 - 10.87
    Class                                 2003      4,827   1.098 - 2.530      11,859        1.80     0.60 - 0.90      29.16 - 29.54
                                          2002      4,976   0.850 - 1.953       9,490        1.70     0.60 - 0.90  (17.67) - (17.42)
                                          2001      4,674   1.032 - 2.365      10,856        1.69     0.60 - 0.90    (6.69) - (0.58)

  Growth Portfolio - Initial Class        2004      5,061   0.652 - 2.379      11,395        0.26     0.60 - 0.90        2.44 - 2.81
                                          2003      5,197   0.636 - 2.315      11,488        0.27     0.60 - 0.90      31.68 - 32.06
                                          2002      5,452   0.483 - 1.753       9,240        0.26     0.60 - 0.90  (30.75) - (30.52)
                                          2001      5,665   0.696 - 2.523      13,875        0.08     0.60 - 0.90   (18.40) - (4.90)

  High Income Portfolio - Initial Class   2004      1,494   0.997 - 1.484       2,175        8.18     0.60 - 0.90        8.58 - 8.88
                                          2003      1,565   0.917 - 1.363       2,098        7.09     0.60 - 0.90      26.13 - 26.58
                                          2002      1,617   0.727 - 1.077       1,719       10.75     0.60 - 0.90        2.43 - 2.77
                                          2001      1,741   0.709 - 1.048       1,803       13.36     0.60 - 0.90   (12.51) - (7.32)

                                                                                                       EXPENSE            TOTAL
                                          YEAR               UNIT VALUE         NET    INVESTMENT(1)   RATIO(2)         RETURN(3)
                                         ENDED     UNITS      LOWEST TO        ASSETS      INCOME      LOWEST TO        LOWEST TO
                                         DEC 31   (000S)     HIGHEST ($)      ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                         ------   -------   -------------     -------  -------------  -----------  -----------------
VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager Portfolio - Initial       2004      2,183   1.010 - 1.872       3,887        2.77     0.60 - 0.90        4.54 - 4.83
    Class                                 2003      2,324   0.966 - 1.786       3,964        3.57     0.60 - 0.90      16.92 - 17.27
                                          2002      2,478   0.826 - 1.523       3,644        4.03     0.60 - 0.90    (9.54) - (9.24)
                                          2001      2,718   0.913 - 1.678       4,472        4.27     0.60 - 0.90      (4.97) - 1.33

  Contrafund(R) Portfolio - Service       2004        572   1.235 - 1.259         714        0.24     0.65 - 0.90      14.25 - 14.56
    Class                                 2003        438   1.081 - 1.099         477        0.22     0.65 - 0.90      27.18 - 27.49
                                          2002        135   0.850 - 0.862         116        0.38     0.65 - 0.90   (11.92) - (9.93)
                                          2001         43   0.956 - 0.957          41          --     0.65 - 0.85             (1.85)
VARIABLE INSURANCE PRODUCTS FUND III
  Mid Cap Portfolio - Service Class 2     2004         83   1.751 - 1.758         146          --     0.65 - 0.90       4.98 - 23.80
                                          2003          6   1.418 - 1.420           9          --     0.65 - 0.85       2.60 - 14.82

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8. SCHEDULE OF UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                       DREYFUS STOCK INDEX
                                        CAPITAL APPRECIATION FUND     FUND - INITIAL SHARES        HIGH YIELD BOND TRUST
                                        -------------------------    -------------------------    -------------------------
                                           2004          2003           2004           2003          2004           2003
                                           ----          ----           ----           ----          ----           ----
Units beginning of year ..............   3,350,859     3,300,484      3,805,618      3,918,519        34,164         35,673
Units purchased and transferred from
  other funding options ..............     559,537       835,195        779,963        715,191         1,944          2,395
Units redeemed and transferred to
  other funding options ..............    (742,525)     (784,820)      (685,047)      (828,092)       (5,120)        (3,904)
                                        ----------    ----------     ----------     ----------    ----------     ----------
Units end of year ....................   3,167,871     3,350,859      3,900,534      3,805,618        30,988         34,164
                                        ==========    ==========     ==========     ==========    ==========     ==========

                                          MANAGED ASSETS TRUST         MONEY MARKET PORTFOLIO         THE MERGER FUND VL
                                        ------------------------     -------------------------    -------------------------
                                           2004          2003           2004           2003          2004           2003
                                           ----          ----           ----           ----          ----           ----
Units beginning of year ..............   1,053,940     1,044,437      8,543,909      7,940,625            --             --
Units purchased and transferred from
  other funding options ..............     218,179       244,230      4,351,157      6,209,254         5,495             --
Units redeemed and transferred to
  other funding options ..............    (231,278)     (234,727)    (5,522,508)    (5,605,970)          (59)            --
                                        ----------    ----------     ----------     ----------    ----------     ----------
Units end of year ....................   1,040,841     1,053,940      7,372,558      8,543,909         5,436             --
                                        ==========    ==========     ==========     ==========    ==========     ==========

                                           ALLIANCEBERNSTEIN
                                            PREMIER GROWTH                 GLOBAL GROWTH                GROWTH FUND -
                                          PORTFOLIO - CLASS B          FUND - CLASS 2 SHARES           CLASS 2 SHARES
                                        ------------------------     -------------------------    -------------------------
                                           2004          2003           2004           2003          2004           2003
                                           ----          ----           ----           ----          ----           ----
Units beginning of year ..............     176,919       137,563        199,296        111,553       969,381        487,569
Units purchased and transferred from
  other funding options ..............     128,918       123,021        145,676        115,859       581,786        723,490
Units redeemed and transferred to
  other funding options ..............     (38,910)      (83,665)       (33,239)       (28,116)     (251,141)      (241,678)
                                        ----------    ----------     ----------     ----------    ----------     ----------
Units end of year ....................     266,927       176,919        311,733        199,296     1,300,026        969,381
                                        ==========    ==========     ==========     ==========    ==========     ==========

                                          GROWTH-INCOME FUND -                                      CITISTREET DIVERSIFIED
                                             CLASS 2 SHARES               AYCO GROWTH FUND           BOND FUND - CLASS I
                                        ------------------------     -------------------------    -------------------------
                                           2004          2003           2004           2003          2004           2003
                                           ----          ----           ----           ----          ----           ----
Units beginning of year ..............     869,029       491,582             --         69,565         8,101          9,331
Units purchased and transferred from
  other funding options ..............     383,410       505,855             --         51,677           708            739
Units redeemed and transferred to
  other funding options ..............    (186,551)     (128,408)            --       (121,242)         (288)        (1,969)
                                        ----------    ----------     ----------     ----------    ----------     ----------
Units end of year ....................   1,065,888       869,029             --             --         8,521          8,101
                                        ==========    ==========     ==========     ==========    ==========     ==========

8. SCHEDULE OF UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                         CITISTREET LARGE              CITISTREET SMALL
                                        CITISTREET INTERNATIONAL          COMPANY STOCK                 COMPANY STOCK
                                          STOCK FUND - CLASS I            FUND - CLASS I                FUND - CLASS I
                                        ------------------------     -------------------------    -------------------------
                                           2004          2003           2004           2003          2004           2003
                                           ----          ----           ----           ----          ----           ----
Units beginning of year ..............      50,123        54,952         15,412         19,252       154,432        162,548
Units purchased and transferred from
  other funding options ..............       6,146        13,262          1,411          5,312        12,330         21,448
Units redeemed and transferred to
  other funding options ..............     (11,319)      (18,091)        (2,532)        (9,152)      (18,054)       (29,564)
                                        ----------    ----------     ----------     ----------    ----------     ----------
Units end of year ....................      44,950        50,123         14,291         15,412       148,708        154,432
                                        ==========    ==========     ==========     ==========    ==========     ==========

                                                                            DELAWARE
                                              CREDIT SUISSE                  VIP REIT                   DREYFUS VIF -
                                             TRUST EMERGING                  SERIES -                DEVELOPING LEADERS
                                           MARKETS PORTFOLIO              STANDARD CLASS         PORTFOLIO - INITIAL SHARES
                                        ------------------------     -------------------------   --------------------------
                                           2004          2003           2004           2003          2004           2003
                                           ----          ----           ----           ----          ----           ----
Units beginning of year ..............      32,209        19,849             --             --       476,604        331,624
Units purchased and transferred from
  other funding options ..............      41,883        20,725        110,369             --        93,193        254,015
Units redeemed and transferred to
  other funding options ..............     (16,959)       (8,365)        (1,592)            --       (72,354)      (109,035)
                                        ----------    ----------     ----------     ----------    ----------     ----------
Units end of year ....................      57,133        32,209        108,777             --       497,443        476,604
                                        ==========    ==========     ==========     ==========    ==========     ==========

                                             DREYFUS VIF -                   FRANKLIN                  MUTUAL SHARES
                                        APPRECIATION PORTFOLIO -             SMALL CAP               SECURITIES FUND -
                                            INITIAL SHARES             FUND - CLASS 2 SHARES           CLASS 2 SHARES
                                        ------------------------     -------------------------    -------------------------
                                           2004          2003           2004           2003          2004           2003
                                           ----          ----           ----           ----          ----           ----
Units beginning of year ..............          41            --        290,985        126,713           313             --
Units purchased and transferred from
  other funding options ..............       5,238            66        149,498        198,668        58,084            322
Units redeemed and transferred to
  other funding options ..............      (3,398)          (25)       (45,919)       (34,396)       (4,092)            (9)
                                        ----------    ----------     ----------     ----------    ----------     ----------
Units end of year ....................       1,881            41        394,564        290,985        54,305            313
                                        ==========    ==========     ==========     ==========    ==========     ==========

                                         TEMPLETON DEVELOPING            TEMPLETON FOREIGN             TEMPLETON GLOBAL
                                       MARKETS SECURITIES FUND -         SECURITIES FUND -             ASSET ALLOCATION
                                            CLASS 2 SHARES                CLASS 2 SHARES            FUND - CLASS 1 SHARES
                                       -------------------------     -------------------------    -------------------------
                                           2004          2003           2004           2003          2004           2003
                                           ----          ----           ----           ----          ----           ----
Units beginning of year ..............          --            --          5,031             --     1,897,995      1,989,631
Units purchased and transferred from
  other funding options ..............      12,103            --         64,314          5,092       190,086        256,501
Units redeemed and transferred to
  other funding options ..............        (519)           --         (4,046)           (61)     (274,164)      (348,137)
                                        ----------    ----------     ----------     ----------    ----------     ----------
Units end of year ....................      11,584            --         65,299          5,031     1,813,917      1,897,995
                                        ==========    ==========     ==========     ==========    ==========     ==========

8. SCHEDULE OF UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                            TEMPLETON GLOBAL             TEMPLETON GROWTH
                                            INCOME SECURITIES            SECURITIES FUND -              GOLDMAN SACHS
                                          FUND - CLASS 1 SHARES           CLASS 1 SHARES             CAPITAL GROWTH FUND
                                        ------------------------     -------------------------    -------------------------
                                           2004          2003           2004           2003          2004           2003
                                           ----          ----           ----           ----          ----           ----
Units beginning of year ..............     499,133       473,853      4,476,278      4,869,149        69,948             --
Units purchased and transferred from
  other funding options ..............      55,520       149,527        425,078        600,718        37,621         69,989
Units redeemed and transferred to
  other funding options ..............    (106,221)     (124,247)      (772,116)      (993,589)      (10,261)           (41)
                                        ----------    ----------     ----------     ----------    ----------     ----------
Units end of year ....................     448,432       499,133      4,129,240      4,476,278        97,308         69,948
                                        ==========    ==========     ==========     ==========    ==========     ==========

                                        EQUITY INDEX PORTFOLIO -         FUNDAMENTAL VALUE            GLOBAL TECHNOLOGY
                                             CLASS I SHARES                  PORTFOLIO           PORTFOLIO - SERVICE SHARES
                                        ------------------------     -------------------------   --------------------------
                                           2004          2003           2004           2003          2004           2003
                                           ----          ----           ----           ----          ----           ----
Units beginning of year ..............   3,927,927     3,689,717      2,266,529      1,880,132       400,057        360,332
Units purchased and transferred from
  other funding options ..............   1,214,055       780,508        703,229        781,581       147,980        198,757
Units redeemed and transferred to
  other funding options ..............    (570,204)     (542,298)      (449,679)      (395,184)      (97,688)      (159,032)
                                        ----------    ----------     ----------     ----------    ----------     ----------
Units end of year ....................   4,571,778     3,927,927      2,520,079      2,266,529       450,349        400,057
                                        ==========    ==========     ==========     ==========    ==========     ==========

                                                                         WORLDWIDE GROWTH
                                             MID CAP GROWTH             PORTFOLIO - SERVICE           LAZARD RETIREMENT
                                       PORTFOLIO - SERVICE SHARES             SHARES                 SMALL CAP PORTFOLIO
                                       --------------------------    -------------------------    -------------------------
                                           2004          2003           2004           2003          2004           2003
                                           ----          ----           ----           ----          ----           ----
Units beginning of year ..............     912,227       633,000        610,824        537,239         2,154             --
Units purchased and transferred from
  other funding options ..............     293,648       479,494        233,792        253,623        25,005          2,190
Units redeemed and transferred to
  other funding options ..............    (124,054)     (200,267)      (215,692)      (180,038)       (1,715)           (36)
                                        ----------    ----------     ----------     ----------    ----------     ----------
Units end of year ....................   1,081,821       912,227        628,924        610,824        25,444          2,154
                                        ==========    ==========     ==========     ==========    ==========     ==========

                                                                             PIONEER                      PUTNAM VT
                                                                          MID CAP VALUE               DISCOVERY GROWTH
                                        TOTAL RETURN PORTFOLIO -          VCT PORTFOLIO -              FUND - CLASS IB
                                          ADMINISTRATIVE CLASS            CLASS II SHARES                  SHARES
                                        ------------------------     -------------------------    -------------------------
                                           2004          2003           2004           2003          2004           2003
                                           ----          ----           ----           ----          ----           ----
Units beginning of year ..............   1,180,748       533,598        125,641         50,714        32,711         20,130
Units purchased and transferred from
  other funding options ..............     350,917       844,144         60,808         88,176         9,944         22,774
Units redeemed and transferred to
  other funding options ..............    (205,084)     (196,994)       (19,962)       (13,249)      (13,394)       (10,193)
                                        ----------    ----------     ----------     ----------    ----------     ----------
Units end of year ....................   1,326,581     1,180,748        166,487        125,641        29,261         32,711
                                        ==========    ==========     ==========     ==========    ==========     ==========

8. SCHEDULE OF UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                PUTNAM VT                   PUTNAM VT
                                          INTERNATIONAL EQUITY              SMALL CAP                   EAFE(R) EQUITY
                                             FUND - CLASS IB                VALUE FUND -             INDEX FUND - CLASS A
                                                 SHARES                   CLASS IB SHARES                   SHARES
                                        ------------------------     -------------------------    -------------------------
                                           2004          2003           2004           2003          2004           2003
                                           ----          ----           ----           ----          ----           ----
Units beginning of year ..............     337,984       164,335        192,634         68,620       623,733        440,841
Units purchased and transferred from
  other funding options ..............      84,094       227,414        105,043        173,452       327,765        347,562
Units redeemed and transferred to
  other funding options ..............     (53,973)      (53,765)       (67,769)       (49,438)     (148,049)      (164,670)
                                        ----------    ----------     ----------     ----------    ----------     ----------
Units end of year ....................     368,105       337,984        229,908        192,634       803,449        623,733
                                        ==========    ==========     ==========     ==========    ==========     ==========

                                                                                                     MULTIPLE DISCIPLINE
                                                                       MULTIPLE DISCIPLINE          PORTFOLIO - BALANCED
                                             SMALL CAP INDEX           PORTFOLIO - ALL CAP           ALL CAP GROWTH AND
                                          FUND - CLASS A SHARES          GROWTH AND VALUE                   VALUE
                                        ------------------------     -------------------------    -------------------------
                                           2004          2003           2004           2003          2004           2003
                                           ----          ----           ----           ----          ----           ----
Units beginning of year ..............   1,136,471       676,620             --             --            --             --
Units purchased and transferred from
  other funding options ..............     627,770       731,554         33,691             --        19,010             --
Units redeemed and transferred to
  other funding options ..............    (403,072)     (271,703)        (3,321)            --        (2,598)            --
                                        ----------    ----------     ----------     ----------    ----------     ----------
Units end of year ....................   1,361,169     1,136,471         30,370             --        16,412             --
                                        ==========    ==========     ==========     ==========    ==========     ==========

                                         CONVERTIBLE SECURITIES
                                               PORTFOLIO              EQUITY INCOME PORTFOLIO        LARGE CAP PORTFOLIO
                                        ------------------------     -------------------------    -------------------------
                                           2004          2003           2004           2003          2004           2003
                                           ----          ----           ----           ----          ----           ----
Units beginning of year ..............      96,116        46,835        724,947        430,654       155,533         91,192
Units purchased and transferred from
  other funding options ..............      46,694        66,193        318,614        468,902        56,418         93,008
Units redeemed and transferred to
  other funding options ..............     (44,305)      (16,912)      (139,677)      (174,609)      (38,195)       (28,667)
                                        ----------    ----------     ----------     ----------    ----------     ----------
Units end of year ....................      98,505        96,116        903,884        724,947       173,756        155,533
                                        ==========    ==========     ==========     ==========    ==========     ==========

                                               MFS MID CAP                                             U.S. GOVERNMENT
                                            GROWTH PORTFOLIO           PIONEER FUND PORTFOLIO       SECURITIES PORTFOLIO
                                        ------------------------     -------------------------    -------------------------
                                           2004          2003           2004           2003          2004           2003
                                           ----          ----           ----           ----          ----           ----
Units beginning of year ..............     352,859       212,974        199,287        202,262     2,228,964      2,130,259
Units purchased and transferred from
  other funding options ..............     212,312       223,297         60,713         60,888       518,222        888,006
Units redeemed and transferred to
  other funding options ..............    (122,485)      (83,412)       (28,885)       (63,863)   (1,046,777)      (789,301)
                                        ----------    ----------     ----------     ----------    ----------     ----------
Units end of year ....................     442,686       352,859        231,115        199,287     1,700,409      2,228,964
                                        ==========    ==========     ==========     ==========    ==========     ==========

8. SCHEDULE OF UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                            ZERO COUPON BOND
                                          FUND PORTFOLIO SERIES             AIM CAPITAL               MFS TOTAL RETURN
                                                  2005                 APPRECIATION PORTFOLIO             PORTFOLIO
                                        ------------------------     -------------------------    -------------------------
                                           2004          2003           2004           2003          2004           2003
                                           ----          ----           ----           ----          ----           ----
Units beginning of year ..............   1,406,301     1,458,639      2,449,060      2,449,935     3,278,552      3,028,322
Units purchased and transferred from
  other funding options ..............      89,249       157,592        380,676        580,702       574,181        775,473
Units redeemed and transferred to
  other funding options ..............    (156,611)     (209,930)      (422,428)      (581,577)   (1,228,068)      (525,243)
                                        ----------    ----------     ----------     ----------    ----------     ----------
Units end of year ....................   1,338,939     1,406,301      2,407,308      2,449,060     2,624,665      3,278,552
                                        ==========    ==========     ==========     ==========    ==========     ==========

                                                                           SMITH BARNEY                 SMITH BARNEY
                                           PIONEER STRATEGIC                AGGRESSIVE                  HIGH INCOME
                                           INCOME PORTFOLIO              GROWTH PORTFOLIO                PORTFOLIO
                                        ------------------------     -------------------------    -------------------------
                                           2004          2003           2004           2003          2004           2003
                                           ----          ----           ----           ----          ----           ----
Units beginning of year ..............     417,080       235,823        932,400        695,977       866,502        651,844
Units purchased and transferred from
  other funding options ..............     205,913       249,366        648,689        387,280       198,832        392,661
Units redeemed and transferred to
  other funding options ..............    (136,515)      (68,109)      (171,930)      (150,857)     (170,909)      (178,003)
                                        ----------    ----------     ----------     ----------    ----------     ----------
Units end of year ....................     486,478       417,080      1,409,159        932,400       894,425        866,502
                                        ==========    ==========     ==========     ==========    ==========     ==========

                                              SMITH BARNEY                  SMITH BARNEY                 SMITH BARNEY
                                         INTERNATIONAL ALL CAP               LARGE CAP               LARGE CAPITALIZATION
                                            GROWTH PORTFOLIO              VALUE PORTFOLIO              GROWTH PORTFOLIO
                                        ------------------------     -------------------------    -------------------------
                                           2004          2003           2004           2003          2004           2003
                                           ----          ----           ----           ----          ----           ----
Units beginning of year ..............      34,188        27,630      1,338,206      1,244,438     1,657,576        679,506
Units purchased and transferred from
  other funding options ..............       9,395        13,138        419,808        400,416       895,190      1,933,756
Units redeemed and transferred to
  other funding options ..............      (6,340)       (6,580)      (374,221)      (306,648)     (519,832)      (955,686)
                                        ----------    ----------     ----------     ----------    ----------     ----------
Units end of year ....................      37,243        34,188      1,383,793      1,338,206     2,032,934      1,657,576
                                        ==========    ==========     ==========     ==========    ==========     ==========

                                                                        COMSTOCK PORTFOLIO -          EMERGING GROWTH
                                       STRATEGIC EQUITY PORTFOLIO         CLASS II SHARES        PORTFOLIO - CLASS I SHARES
                                       --------------------------    -------------------------   --------------------------
                                           2004          2003           2004           2003          2004           2003
                                           ----          ----           ----           ----          ----           ----
Units beginning of year ..............   4,339,605     4,326,506             --             --       138,600        113,922
Units purchased and transferred from
  other funding options ..............     498,990       825,354         37,599             --        78,894         60,907
Units redeemed and transferred to
  other funding options ..............    (902,472)     (812,255)        (3,200)            --       (34,038)       (36,229)
                                        ----------    ----------     ----------     ----------    ----------     ----------
Units end of year ....................   3,936,123     4,339,605         34,399             --       183,456        138,600
                                        ==========    ==========     ==========     ==========    ==========     ==========

8. SCHEDULE OF UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                            EQUITY - INCOME              GROWTH PORTFOLIO -             HIGH INCOME
                                       PORTFOLIO - INITIAL CLASS           INITIAL CLASS          PORTFOLIO - INITIAL CLASS
                                       -------------------------     -------------------------    -------------------------
                                           2004          2003           2004           2003          2004           2003
                                           ----          ----           ----           ----          ----           ----
Units beginning of year ..............   4,827,086     4,975,705      5,196,653      5,452,202     1,565,328      1,617,430
Units purchased and transferred from
  other funding options ..............     465,030       744,220        880,053        931,578       189,109        379,718
Units redeemed and transferred to
  other funding options ..............  (1,014,561)     (892,839)    (1,016,142)    (1,187,127)     (260,313)      (431,820)
                                        ----------    ----------     ----------     ----------    ----------     ----------
Units end of year ....................   4,277,555     4,827,086      5,060,564      5,196,653     1,494,124      1,565,328
                                        ==========    ==========     ==========     ==========    ==========     ==========

                                             ASSET MANAGER                  CONTRAFUND(R)            MID CAP PORTFOLIO -
                                       PORTFOLIO - INITIAL CLASS     PORTFOLIO - SERVICE CLASS          SERVICE CLASS 2
                                       -------------------------     -------------------------    -------------------------
                                           2004          2003           2004           2003          2004           2003
                                           ----          ----           ----           ----          ----           ----
Units beginning of year ..............   2,324,376     2,477,663        437,650        135,418         6,287             --
Units purchased and transferred from
  other funding options ..............     252,053       366,755        218,641        349,568        83,154          6,606
Units redeemed and transferred to
  other funding options ..............    (393,391)     (520,042)       (84,748)       (47,336)       (6,390)          (319)
                                        ----------    ----------     ----------     ----------    ----------     ----------
Units end of year ....................   2,183,038     2,324,376        571,543        437,650        83,051          6,287
                                        ==========    ==========     ==========     ==========    ==========     ==========

                                               COMBINED
                                        ------------------------
                                           2004          2003
                                           ----          ----

Units beginning of year ..............  73,702,516    67,334,886
Units purchased and transferred from
  other funding options ..............  19,994,827    26,409,164
Units redeemed and transferred to
  other funding options .............. (19,738,899)  (20,041,534)
                                        ----------    ----------
Units end of year ....................  73,958,444    73,702,516
                                        ==========    ==========

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Insurance Company and Owners of Variable Life Insurance Contracts of The Travelers Fund UL for Variable Life Insurance:

We have audited the accompanying statement of assets and liabilities of The Travelers Fund UL for Variable Life Insurance as of December 31, 2004 and the related statement of operations for the year then ended, the statement of changes in net assets for each of years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The
Travelers Fund UL for Variable Life Insurance as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
March 21, 2005

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

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

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

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Fund UL for Variable Life Insurance or shares of Fund UL's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund UL product(s) for Variable Life Insurance offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.


FNDUL (Annual) (12-04) Printed in U.S.A.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                         2004          2003          2002
                                                        ----          ----          ----

REVENUES

Premiums                                                $2,226        $2,327        $1,924
Net investment income                                    3,348         3,058         2,936
Realized investment gains (losses)                          16            37          (322)
Fee income                                                 781           606           560
Other revenues                                             124           111           136
--------------------------------------------------- ------------- ------------- -------------
     Total Revenues                                      6,495         6,139         5,234
--------------------------------------------------- ------------- ------------- -------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    1,971         2,102         1,711
Interest credited to contractholders                     1,305         1,248         1,220
Amortization of deferred acquisition costs                 649           501           393
General and administrative expenses                        487           459           407
--------------------------------------------------- ------------- ------------- -------------
     Total Benefits and Expenses                         4,412         4,310         3,731
--------------------------------------------------- ------------- ------------- -------------
Income from operations before federal income taxes       2,083         1,829         1,503
--------------------------------------------------- ------------- ------------- -------------

Federal income taxes
     Current                                               563           360           236
     Deferred                                               39           111           185
--------------------------------------------------- ------------- ------------- -------------
     Total Federal Income Taxes                            602           471           421
--------------------------------------------------- ------------- ------------- -------------
Net Income                                              $1,481        $1,358        $1,082
=================================================== ============= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)

AT DECEMBER 31,                                   2004          2003
--------------------------------------------- ------------- -------------

ASSETS
Fixed maturities, available for sale at
  fair value (including $2,468 and $2,170
  subject to securities lending agreements)
  (cost $45,314; $40,119)                         $47,715       $42,323
Equity securities, at fair value
  (cost $322; $323)                                   367           362
Mortgage loans                                      2,124         1,886
Policy loans                                        1,121         1,135
Short-term securities                               3,731         3,603
Trading securities, at fair value                   1,360         1,707
Other invested assets                               5,005         5,188
--------------------------------------------- ------------- -------------
     Total Investments                             61,423        56,204
--------------------------------------------- ------------- -------------

Cash                                                  246           149
Investment income accrued                             606           567
Premium balances receivable                           177           165
Reinsurance recoverables                            4,667         4,470
Deferred acquisition costs                          4,949         4,395
Separate and variable accounts                     31,327        26,972
Other assets                                        2,448         2,426
--------------------------------------------- ------------- -------------
     Total Assets                                $105,843       $95,348
--------------------------------------------- ------------- -------------

LIABILITIES
Contractholder funds                              $34,101       $30,252
Future policy benefits and claims                  16,808        15,964
Separate and variable accounts                     31,327        26,972
Deferred federal income taxes                       2,220         2,030
Trading securities sold not yet
  purchased, at fair value                            473           637
Other liabilities                                   6,609         6,136
--------------------------------------------- ------------- -------------
     Total Liabilities                             91,538        81,991
--------------------------------------------- ------------- -------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50;
  40 million shares authorized,
  issued and outstanding                              100           100
Additional paid-in capital                          5,449         5,446
Retained earnings                                   7,159         6,451
Accumulated other changes in
  equity from nonowner sources                      1,597         1,360
--------------------------------------------- ------------- -------------
     Total Shareholder's Equity                    14,305        13,357
--------------------------------------------- ------------- -------------

     Total Liabilities and
       Shareholder's Equity                      $105,843       $95,348
============================================= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                           FOR THE YEAR ENDED DECEMBER 31,
----------------------------------------- ---------- ----------- ----------
COMMON STOCK                                  2004        2003       2002
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                    $100        $100       $100
Changes in common stock                          -           -          -
----------------------------------------- ---------- ----------- ----------
Balance, end of year                          $100        $100       $100
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ADDITIONAL PAID-IN CAPITAL
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $5,446      $5,443     $3,864
Stock option tax benefit (expense)               3           3        (17)
Capital contributed by parent                    -           -      1,596
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $5,449      $5,446     $5,443
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
RETAINED EARNINGS
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $6,451      $5,638     $5,142
Net income                                   1,481       1,358      1,082
Dividends to parent                           (773)       (545)      (586)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $7,159      $6,451     $5,638
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $1,360        $454        $74
Unrealized gains, net of tax                   138         817        452
Foreign currency translation,
  net of tax                                     1           4          3
Derivative instrument hedging
  activity gains (losses),
  net of tax                                    98          85        (75)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $1,597      $1,360       $454
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Net income                                  $1,481      $1,358     $1,082
Other changes in equity
  from nonowner sources                        237         906        380
----------------------------------------- ---------- ----------- ----------
Total changes in equity
  from nonowner sources                     $1,718      $2,264     $1,462
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
TOTAL SHAREHOLDER'S EQUITY
----------------------------------------- ---------- ----------- ----------
Changes in total shareholder's equity         $948      $1,722     $2,455
Balance, beginning of year                  13,357      11,635      9,180
----------------------------------------- ---------- ----------- ----------
Balance, end of year                       $14,305     $13,357    $11,635
========================================= ========== =========== ==========


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                               2004         2003        2002
---------------------------------------------------------- ----------- ------------ ----------
CASH FLOWS FROM OPERATING ACTIVITIES

     Premiums collected                                       $2,218       $2,335     $1,917
     Net investment income received                            3,228        2,787      2,741
     Other revenues received                                     901          335        384
     Benefits and claims paid                                 (1,367)      (1,270)    (1,218)
     Interest paid to contractholders                         (1,294)      (1,226)    (1,220)
     Operating expenses paid                                  (1,646)      (1,375)    (1,310)
     Income taxes paid                                          (262)        (456)      (197)
     Trading account investments (purchases), sales, net         226         (232)        76
     Other                                                      (479)         (84)      (105)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Operating Activities             1,525          814      1,068
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                      6,833        7,446      4,459
         Mortgage loans                                          655          358        374
     Proceeds from sales of investments
         Fixed maturities                                      7,796       15,078     15,472
         Equity securities                                        78          124        212
         Mortgage loans                                           52            -          -
         Real estate held for sale                                55            5         26
     Purchases of investments
         Fixed maturities                                    (19,164)     (26,766)   (23,623)
         Equity securities                                      (157)        (144)      (134)
         Mortgage loans                                         (944)        (317)      (355)
     Policy loans, net                                            14           34         39
     Short-term securities (purchases) sales, net               (116)         814     (1,320)
     Other investments (purchases) sales, net                     50          108        (69)
     Securities transactions in course of settlement, net        699         (618)       529
---------------------------------------------------------- ----------- ------------ ----------
     Net Cash Used in Investing Activities                    (4,149)      (3,878)    (4,390)
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                              9,619        8,326      8,505
     Contractholder fund withdrawals                          (6,125)      (4,754)    (4,729)
     Capital contribution by parent                                -            -        172
     Dividends to parent company                                (773)        (545)      (586)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Financing Activities             2,721        3,027      3,362
---------------------------------------------------------- ----------- ------------ ----------
Net increase (decrease) in cash                                   97          (37)        40
Cash at December 31, previous year                               149          186        146
---------------------------------------------------------- ----------- ------------ ----------
Cash at December 31, current year                               $246         $149       $186
========================================================== =========== ============ ==========



                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company (NBL). Significant intercompany transactions and balances have been eliminated. The Company consolidates entities deemed to be variable interest entities when the Company is determined to be the primary beneficiary under Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46).

On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, TLAC and certain other businesses, to MetLife, Inc. Primerica Life and its subsidiaries will remain part of Citigroup. See Note 17.

The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2004 presentation.

ACCOUNTING CHANGES

ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

SEPARATE ACCOUNT PRESENTATION. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entities' general account.

The Company's adoption of SOP 03-1 resulted in the consolidation on the Company's balance sheet of approximately $500 million of investments previously held in separate and variable account assets and approximately $500 million of contractholder funds previously held in separate and variable account liabilities.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit (GMDB) features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides, prospectively, that sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $50.6 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For 2004, amortization of these capitalized amounts was insignificant.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

On January 1, 2004, the Company adopted Financial Accounting Standards Board
(FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)," (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

whether certain entities should be included in the Company's consolidated financial statements. The Company has evaluated the impact of applying FIN 46-R to existing VIEs in which it has variable interests. The effect of adopting FIN 46-R on the Company's consolidated balance sheet is immaterial. See Note 3.

An entity is subject to FIN 46 and FIN 46-R and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. TIC elected to implement the provisions of FIN 46 in the 2003 third quarter, resulting in the consolidation of VIEs increasing both total assets and total liabilities by approximately $407 million. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have a significant impact on the Company's consolidated financial statements.

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not affect the Company's consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

STOCK-BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), the alternative method of accounting, an offsetting increase to stockholders' equity under SFAS 123 is recorded equal to the amount of compensation expense charged. During the 2004 first quarter, the Company changed its option valuation from the Black-Scholes model to the Binomial Method. The impact of this change was immaterial.

Had the Company applied SFAS 123 prior to 2003 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:


 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 YEAR ENDED DECEMBER 31,                                                        2004             2003             2002
 ($ IN MILLIONS)

 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Compensation expense related to stock option      As reported                   $2               $2                $-
 plans, net of tax                                 Pro forma                      5                7                 9
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Net income                                        As reported                $1,481          $1,358            $1,082
                                                   Pro forma                   1,478           1,353             1,073
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------


BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted the FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

FUTURE APPLICATION OF ACCOUNTING STANDARDS

OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 3 to the Consolidated Financial Statements.

STOCK-BASED COMPENSATION

In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB
25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 3), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investments effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Cash includes certificates of deposits and other time deposits with original maturities of less than 90 days.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include limited partnership and limited liability company interests in investment funds and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is real estate held for sale, which is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an impairment for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell.

Also included in other invested assets is an investment in Citigroup Preferred Stock, which is recorded at cost. See Notes 13 and 17.

Accrual of investment income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with investment strategies designed to enhance portfolio returns. (See Note 11 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed.

A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the change in fair value is immediately included in realized investment gains and losses.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remains in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivative contracts are carried at fair value, with changes in value reflected in realized investment gains and losses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and the application of fair value hedges under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

DEFERRED ACQUISITION COSTS

Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

DAC for deferred annuities, both fixed and variable, and payout annuities is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

years. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

DAC for universal life and COLI is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

DAC relating to traditional life, including term insurance, and health insurance is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

All DAC is reviewed at least annually to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 5.

VALUE OF INSURANCE IN FORCE

The value of insurance in force is an asset that represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 5.

SEPARATE AND VARIABLE ACCOUNTS

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets are included in other assets. The carrying amount of goodwill and other intangible assets is reviewed at least annually for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

Upon adoption of SFAS 141 and SFAS 142, as of January 1, 2002, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life, COLI, pension investment, guaranteed investment contracts (GICs), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 3.5% to 5.4%, with a weighted average interest rate of 4.7%.

Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 4.2%.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.7% to 8.7% with a weighted average of 6.5% for these products. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 5.3%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company had a liability of $22.6 million and $22.5 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.8 million and $4.6 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

CURRENT AND FUTURE INSURANCE BENEFITS

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICs and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.   OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc. These business segments are Travelers Life & Annuity (TLA) and Primerica Life Insurance (Primerica).

TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are deferred fixed and variable annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans, structured settlements and funding agreements.

The PRIMERICA business segment consolidates the businesses of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica business segment offers individual life products,

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

primarily term insurance, to customers through a sales force of approximately 106,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1). The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

       ($ IN MILLIONS)

       REVENUES BY SEGMENT           2004            2003           2002
       -------------------           ----            ----           ----
       TLA                         $4,725          $4,479         $3,653
       Primerica                    1,770           1,660          1,581
                                 --------         -------        -------
       Total Revenues              $6,495          $6,139         $5,234
                                 ========         =======        =======

       NET INCOME BY SEGMENT

       TLA                           $990            $918           $673
       Primerica                      491             440            409
                                 --------         -------        -------
       Net Income                  $1,481          $1,358         $1,082
                                 ========         =======        =======

       ASSETS BY SEGMENT

       TLA                        $95,824         $85,881        $74,562
       Primerica                   10,019           9,467          8,433
                                 --------         -------        -------
       Total segments            $105,843         $95,348        $82,995
                                 ========         =======        =======

The following tables contain key segment measurements.

     BUSINESS SEGMENT INFORMATION:
     ---------------------------------------------- ------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2004

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     ---------------------------------------------- ------------- -------------
     Premiums                                            $911        $1,315
     Net investment income                              3,012           336
     Interest credited to contractholders               1,305             -
     Amortization of deferred acquisition costs           400           249
     Expenditures for deferred acquisition costs          810           393
     Federal income taxes                                 361           241

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2003

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                          $1,082        $1,245
     Net investment income                              2,743           315
     Interest credited to contractholders               1,248             -
     Amortization of deferred acquisition costs           266           235
     Expenditures for deferred acquisition costs          583           377
     Federal income taxes                                 240           231

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2002

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                            $730        $1,194
     Net investment income                              2,646           290
     Interest credited to contractholders               1,220             -
     Amortization of deferred acquisition costs           174           219
     Expenditures for deferred acquisition costs          556           323
     Federal income taxes                                 212           209

The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues. Deposits represent a statistic integral to managing TLA operations, which management uses for measuring business volumes, and may not be comparable to similarly captioned measurements used by other life insurance companies. For the years ended December 31, 2004, 2003 and 2002, deposits collected amounted to $14.4 billion, $12.0 billion and $11.9 billion, respectively.

The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

3.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2004                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,568           $311                $9        $8,870

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,143            106                 -         2,249

             Obligations of states, municipalities and
             political subdivisions                                   364             41                 1           404

             Debt securities issued by foreign governments            847             81                 1           927

             All other corporate bonds                             25,603          1,466                40        27,029

             Other debt securities                                  7,613            421                14         8,020

             Redeemable preferred stock                               176             41                 1           216
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $45,314         $2,467               $66       $47,715
        ----------------------------------------------------- --------------- ---------------- --------------- ------------


        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2003                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,061           $326               $18        $8,369

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,035             22                12         2,045

             Obligations of states, municipalities and
             political subdivisions                                   379             21                 2           398

             Debt securities issued by foreign governments            690             51                 1           740

             All other corporate bonds                             23,098          1,507                64        24,541

             Other debt securities                                  5,701            377                22         6,056

             Redeemable preferred stock                               155             20                 1           174
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $40,119         $2,324              $120       $42,323
        ----------------------------------------------------- --------------- ---------------- --------------- ------------

Proceeds from sales of fixed maturities classified as available for sale were $7.8 billion, $15.1 billion and $15.5 billion in 2004, 2003 and 2002, respectively. Gross gains of $246 million, $476 million and $741

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

million and gross losses of $263 million, $394 million and $309 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $40 million, $110 million and $639 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value. Impairments in 2002 were concentrated in telecommunication and energy company investments.

The amortized cost and fair value of fixed maturities at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        ---------------------------------------- --------------- ---------------

                                                    AMORTIZED
        ($ IN MILLIONS)                                COST         FAIR VALUE
        ---------------------------------------- --------------- ---------------
        MATURITY:

             Due in one year or less                   $2,634            $2,679
             Due after 1 year through 5 years          13,015            13,514
             Due after 5 years through 10 years        13,262            14,034
             Due after 10 years                         7,835             8,618
        ---------------------------------------- --------------- ---------------
                                                       36,746            38,845
        ---------------------------------------- --------------- ---------------
             Mortgage-backed securities                 8,568             8,870
        ---------------------------------------- --------------- ---------------
                 Total Maturity                       $45,314           $47,715
        ---------------------------------------- --------------- ---------------

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $6.0 billion and $5.2 billion, respectively. Approximately 28% and 30%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $2.9 billion and $3.0 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests it in the Company's short-term money market pool (See Note 13). The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2004 and 2003, the Company held cash collateral of $2.2 billion and $2.4 billion, respectively. The Company also had $382.7 million of investments held as collateral with a third party at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the consolidated balance sheet. No such collateral existed at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices. These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. The liability is classified as other liabilities in the consolidated balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2004 and 2003.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:


        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        EQUITY SECURITIES:                                          GROSS UNREALIZED       GROSS UNREALIZED        FAIR
        ($ IN MILLIONS)                                  COST             GAINS                 LOSSES            VALUE
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2004
             Common stocks                                $153               $42                    $1              $194
             Non-redeemable preferred stocks               169                 6                     2               173
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $322               $48                    $3              $367
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2003
             Common stocks                                $109               $27                    $2              $134
             Non-redeemable preferred stocks               214                14                     -               228
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $323               $41                    $2              $362
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------

Proceeds from sales of equity securities were $78 million, $124 million and $212 million in 2004, 2003 and 2002, respectively. Gross gains of $29 million, $23 million and $8 million and gross losses of $10 million, $2 million and $4 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $5 million, $11 million and $19 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value.

OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer;

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

o Identification and evaluation of investments that have possible indications of impairment;

o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

o Documentation of the results of these analyses, as required under business policies.

The table below shows the fair value of investments in fixed maturities and equity securities that are available for sale and have been in an unrealized loss position at December 31, 2004:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                         Less Than One Year         One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                              $955             $7          $82            $2      $1,037           $9
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities        66              -           11             -          77            -
Obligations of states, municipalities and political
     subdivisions                                              4              -           11             1          15            1
Debt securities issued by foreign governments                 24              1            2             -          26            1
All other corporate bonds                                  3,494             32          269             8       3,763           40
Other debt securities                                      1,072             10          199             4       1,271           14
Redeemable preferred stock                                    15              -            7             1          22            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,630            $50         $581           $16      $6,211          $66
Equity securities                                            $39             $2          $14            $1         $53           $3
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2004, the cost of approximately 825 investments in fixed maturity and equity securities exceeded their fair value by $69 million. Of the $69 million, $50 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 93% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $16 million and 89% of these investments are rated investment grade. The gross unrealized loss on equity securities was $3 million at December 31, 2004.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                           Less Than One Year       One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                            $1,182            $18          $17            $-      $1,199          $18
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities     1,180             12            -             -       1,180           12
Obligations of states, municipalities and political
     subdivisions                                             45              2            -             -          45            2
Debt securities issued by foreign governments                 55              1            -             -          55            1
All other corporate bonds                                  1,793             39          503            25       2,296           64
Other debt securities                                        755             18           89             3         844           22
Redeemable preferred stock                                    12              1           11             1          23            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,022            $91         $620           $29      $5,642         $120
Equity securities                                            $25             $1           $5            $1         $30           $2
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2003, the cost of approximately 670 investments in fixed maturity and equity securities exceeded their fair value by $122 million. Of the $122 million, $91 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 78% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $29 million and 38% of these investments are rated investment grade. The gross unrealized loss on equity securities was $2 million at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

The aging of gross unrealized losses on fixed maturity investments is as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2004                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,435               $31                 $1              $-
     Greater than six months to nine months                   1,029                14                  -               -
     Greater than nine months to twelve months                  215                 5                  -               -
     Greater than twelve months                                 597                16                  -               -
                                                           --------             -----               ----             ---
         Total                                               $6,276               $66                 $1              $-
                                                           ========             =====               ====             ===


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2003                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,356               $68                $24              $7
     Greater than six months to nine months                     558                17                  -               -
     Greater than nine months to twelve months                  199                 6                  2               -
     Greater than twelve months                                 650                29                  3               1
                                                           --------             -----               ----             ---
         Total                                               $5,763              $120                $29              $8
                                                           ========             =====               ====             ===


Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $345.0 million and $1,058.4 million at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

MORTGAGE LOANS

At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

        ---------------------------------- ---------------- ---------------
        ($ IN MILLIONS)                              2004            2003
        ---------------------------------- ---------------- ---------------
        Current Mortgage Loans                     $2,070          $1,841
        Underperforming Mortgage Loans                 54              45
        ---------------------------------- ---------------- ---------------
             Total Mortgage Loans                  $2,124          $1,886
        ---------------------------------- ---------------- ---------------

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

Aggregate annual maturities on mortgage loans at December 31, 2004 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

        ------------------------------------------------------ ----------------
        YEAR ENDING DECEMBER 31,
        ($ IN MILLIONS)
        ------------------------------------------------------ ----------------
        2005                                                        $122
        2006                                                         308
        2007                                                         249
        2008                                                          93
        2009                                                         252
        Thereafter                                                 1,100
        ------------------------------------------------------ ----------------
             Total                                                $2,124
        ====================================================== ================

TRADING SECURITIES

Trading securities of the Company are held primarily in Tribeca Citigroup Investments Ltd. The assets and liabilities are valued at fair value as follows:

                                     Fair value as of         Fair value as of
($ IN MILLIONS)                      December 31, 2004       December 31, 2003
----------------                     -----------------       -----------------
ASSETS
    Trading securities
       Convertible bond arbitrage         $1,110                  $1,447
       Other                                 250                     260
                                          ------                  ------
                                          $1,360                  $1,707
                                          ======                  ======

LIABILITIES
    Trading securities sold not
       yet purchased
       Convertible bond arbitrage           $460                    $629
       Other                                  13                       8
                                            ----                    ----
                                            $473                    $637
                                            ====                    ====

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 11.

OTHER INVESTED ASSETS

Other invested assets are composed of the following:

     ----------------------------------------------- ----------- --------------
     ($ IN MILLIONS)                                      2004           2003
     ----------------------------------------------- ----------- --------------
     Investment in Citigroup Preferred Stock            $3,212         $3,212
     Private equity and arbitrage investments            1,235          1,315
     Real estate joint ventures                            230            327
     Derivatives                                           192            182
     Real estate - Investment                               28             33
     Real estate - Foreclosed                                9             63
     Other                                                  99             56
     ----------------------------------------------- ----------- --------------
     Total                                              $5,005         $5,188
     ----------------------------------------------- ----------- --------------

CONCENTRATIONS

At December 31, 2004 and 2003, the Company had an investment in Citigroup Preferred Stock of $3.2 billion. See Note 13.

The Company both maintains and participates in a short-term investment pool for its insurance affiliates. See Note 13.

The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     Finance                                            $6,917         $5,056
     Banking                                             3,474          2,830
     Electric Utilities                                  3,258          3,552
     -------------------------------------------- -------------- --------------

The Company held investments in foreign banks in the amount of $1,321 million and $1,018 million at December 31, 2004 and 2003, respectively, which are included in the table above.

The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $918 million and $1,118 million in Electric Utilities at December 31, 2004 and 2003, respectively. Below investment grade assets in Finance and Banking were insignificant at December 31, 2004 and 2003. Total below investment grade assets were $5.4 billion and $5.2 billion at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Included in mortgage loans were the following group concentrations:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     STATE
     California                                           $788           $732

     PROPERTY TYPE
     Agricultural                                       $1,177         $1,025
     -------------------------------------------- -------------- --------------

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

NON-INCOME PRODUCING INVESTMENTS

Investments included in the consolidated balance sheets that were non-income producing amounted to $105.3 million and $104.4 million at December 31, 2004 and 2003, respectively.

RESTRUCTURED INVESTMENTS

The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2004 and 2003. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2004, 2003 and 2002. Interest on these assets, included in net investment income, was also insignificant in 2004, 2003 and 2002.

NET INVESTMENT INCOME

----------------------------------- -------------- -------------- --------------
FOR THE YEAR ENDED DECEMBER 31,             2004           2003           2002
($ IN MILLIONS)
----------------------------------- -------------- -------------- --------------
GROSS INVESTMENT INCOME
     Fixed maturities                     $2,615         $2,465         $2,359
     Mortgage loans                          184            158            167
     Trading                                  41            222              9
     Other invested assets                   303             58            203
     Citigroup Preferred Stock               203            203            178
     Other, including policy loans           108             82            104
----------------------------------- -------------- -------------- --------------
Total gross investment income              3,454          3,188          3,020
----------------------------------- -------------- -------------- --------------
Investment expenses                          106            130             84
----------------------------------- -------------- -------------- --------------
Net Investment Income                     $3,348         $3,058         $2,936
----------------------------------- -------------- -------------- --------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

-------------------------------------- ------------ ------------ -----------
FOR THE YEAR ENDED DECEMBER 31,              2004         2003        2002
($ IN MILLIONS)
-------------------------------------- ------------ ------------ -----------
REALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                       $(17)        $(28)      $(207)
     Equity securities                        19           10         (15)
     Mortgage loans                            1          (14)          -
     Real estate held for sale                (4)           1           8
     Other invested assets                     5           49         (19)
     Derivatives:
         Guaranteed minimum withdrawal
            benefit derivatives, net          30            -           -
         Other derivatives                   (14)          19         (87)
      Other                                   (4)           -          (2)
-------------------------------------- ------------ ------------ -----------
          Total realized investment
            gains (losses)                   $16          $37       $(322)
-------------------------------------- ------------ ------------ -----------

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

------------------------------------------ ----------- ----------- ----------
FOR THE YEAR ENDED DECEMBER 31,                2004        2003         2002
($ IN MILLIONS)
------------------------------------------ ----------- ----------- ----------
UNREALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                          $197      $1,198         $664
     Equity securities                            6          35            3
     Other                                       12           6           31
------------------------------------------ ----------- ----------- ----------
         Total unrealized investment gains      215       1,239          698
------------------------------------------ ----------- ----------- ----------
     Related taxes                               77         421          243
------------------------------------------ ----------- ----------- ----------
     Change in unrealized investment gains      138         818          455
     Balance beginning of year                1,444         626          171
------------------------------------------ ----------- ----------- ----------
         Balance end of year                 $1,582      $1,444         $626
------------------------------------------ ----------- ----------- ----------

VARIABLE INTEREST ENTITIES

The following table represents the carrying amounts and classification of consolidated assets that are collateral for VIE obligations. The assets in this table represent two investment vehicles that the Company was involved with prior to February 1, 2003. These two VIEs are a collateralized debt obligation and a real estate joint venture:

            $ IN MILLIONS            DECEMBER 31, 2004      DECEMBER 31, 2003
--------------------------------------------------------------------------------
            Investments                      $386                 $ 400
                Cash                            9                    11
               Other                            2                     4
                                            -----                 -----
 Total assets of consolidated VIEs           $397                  $415
--------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The debt holders of these VIEs have no recourse to the Company. The Company's maximum exposure to loss is limited to its investment of approximately $8 million. The Company regularly becomes involved with VIEs through its investment activities. This involvement is generally restricted to small passive debt and equity investments.

4.   REINSURANCE

Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

For TLA, since 1997 the majority of universal life business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning June 1, 2002, COLI business has been reinsured under a 90%/10% quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $397.4 billion and $356.3 billion at December 31, 2004 and 2003, respectively.

For Primerica Life, business sold prior to 1991 was reinsured under a coinsurance arrangement with approximately 50% of the face amount being ceded. For business sold from 1991 through June 1994, only amounts over the company retention of $1.0 million were reinsured through an excess loss YRT treaty. In June 1994, Primerica Life began reinsuring almost all business under a 1st dollar quota share YRT treaty with 80% being ceded. Beginning with business sold in January 1997, the amount ceded was increased from 80% to 90%.

Business sold in Canada is not included in the U.S. YRT quota share treaties. In Canada, the business sold from April 2000 through December 2003, was reinsured under a separate 1st dollar quota share YRT arrangement, with the ceding amount ranging from 70% to 90%. Beginning with business sold in January 2004, Canada began reinsuring only amounts above their company retention of $500,000.

Primerica has also entered into several reinsurance assumed treaties with Reinsurance Group of America, Inc. The reinsurance assumed treaties generated a $79 million pre-tax loss in 2001 and a $95 million pre-tax loss in 2002. The pre-tax impact from these reinsurance assumed treaties has been minor for 2003 and 2004.

During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, the Company's parent. See Note 13.

                  TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $224.2 million, $226.8 million and $231.8 million in 2004, 2003 and 2002, respectively, and earned premiums ceded were $224.3 million, $226.7 million and $233.8 million in 2004, 2003 and 2002, respectively.

On January 3, 1995, the Company sold its group life business to The Metropolitan Life Insurance Company (MetLife) under the form of an indemnity insurance arrangement. Premiums written and earned in 2004, 2003 and 2002 were insignificant.

Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $26.7 billion, of which $12.0 billion, or 45%, was reinsured, and $23.5 billion, of which $12.9 billion, or 55%, was reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $1.1 billion, of which $.9 billion, or 84%, is reinsured and $1.7 billion, of which $1.4 billion, or 81%, is reinsured at December 31, 2004 and 2003, respectively.

TIC writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of St. Paul Travelers. See Note 14.

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                        FOR THE YEARS ENDING DECEMBER 31,
WRITTEN PREMIUMS                          2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,908          $2,979         $2,610
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (4)              2            (83)
     Other companies                      (684)           (638)          (614)
------------------------------------ ------------ -------------- --------------
Total Net Written Premiums              $2,221          $2,344         $1,913
==================================== ============ ============== ==============
EARNED PREMIUMS                           2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,916          $3,001         $2,652
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (1)            (21)          (109)
     Other companies                      (690)           (654)          (619)
------------------------------------ ------------ -------------- --------------
Total Net Earned Premiums               $2,226          $2,327         $1,924
==================================== ============ ============== ==============

The Travelers Indemnity Company was an affiliate for part of 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Reinsurance recoverables at December 31, 2004 and 2003 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

REINSURANCE RECOVERABLES                            2004           2003
------------------------------------------- -------------- --------------
Life and accident and health business             $3,178         $2,885
Property-casualty business:
     The Travelers Indemnity Company               1,489          1,585
------------------------------------------- -------------- --------------
Total Reinsurance Recoverables                    $4,667         $4,470
=========================================== ============== ==============

Reinsurance recoverables for the life and accident and health business include $1,876 million and $1,617 million at December 31, 2004 and 2003, respectively, from General Electric Capital Assurance Company. Assets collateralizing these receivables in the amount of $1,894 million and $1,632 million at December 31, 2004 and 2003, respectively, were held in trust for the purpose of paying Company claims.

Reinsurance recoverables also include $409 million and $435 million at December 31, 2004 and 2003, respectively, from MetLife.

5.   INTANGIBLE ASSETS

The Company's intangible assets are DAC, goodwill and the value of insurance in force. DAC and the value of insurance in force are amortizable.

     DAC

                                       Deferred & Payout                          Traditional Life &
     ($ IN MILLIONS)                       Annuities            UL & COLI               Other              Total
     -------------------------------- -------------------- --------------------- --------------------- ---------------
     Balance January 1, 2003                  $1,353              $  578                 $2,005             $3,936

     Deferred expenses & other                   340                 221                    399                960
     Amortization expense                       (212)                (33)                  (256)              (501)
                                      -------------------- --------------------- --------------------- ---------------

     Balance December 31, 2003                 1,481                 766                  2,148              4,395

     Deferred expenses & other                   448                 342                    413              1,203
     Amortization expense                       (273)                (51)                  (269)              (593)
     Underlying lapse and interest
         rate adjustment                         (17)                  -                      -                (17)
     Pattern of estimated gross
         profit adjustment                         -                 (39)                     -                (39)
                                      -------------------- --------------------- --------------------- ---------------
     Balance December 31, 2004                $1,639              $1,018                 $2,292             $4,949
     -------------------------------- -------------------- --------------------- --------------------- ---------------

VALUE OF INSURANCE IN FORCE

The value of insurance in force totaled $97 million and $112 million at December 31, 2004 and 2003, respectively, and is included in other assets. Amortization expense on the value of insurance in force was $14 million, $18 million and $25 million for the year ended December 31, 2004, 2003 and 2002, respectively. Amortization expense related to the value of insurance in force is estimated to be $16 million in 2005, $15 million in 2006, $13 million in 2007, $9 million in 2008 and $7 million in 2009.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

6.   DEPOSIT FUNDS AND RESERVES

At December 31, 2004 and December 31, 2003, the Company had $48.2 billion and $43.5 billion of life and annuity deposit funds and reserves, respectively, as follows:

($ IN MILLIONS)                         December 31, 2004   December 31, 2003
Subject to discretionary withdrawal:
    With fair value adjustments              $ 7,541             $ 6,974
    Subject to surrender charges               4,852               6,057
    Surrenderable without charge               8,105               5,756
                                             -------             -------
    Total                                    $20,498             $18,787

Not subject to discretionary withdrawal:     $27,730             $24,693
                                             -------             -------
    Total                                    $48,228             $43,480
                                             =======             =======

Average surrender charges included in the subject to surrender charge category above are 6.5% and 5.0%, respectively. In addition, during the payout phase, these funds are credited at significantly reduced interest rates. There are $519 million and $550 million of life insurance reserves included in surrenderable without charge at December 31, 2004 and December 31, 2003, respectively. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

Included in contractholder funds and in the preceding paragraph are GICs totaling $14.2 billion. These GICs have a weighted average interest rate of 4.23% and scheduled maturities are as follows:

($ IN MILLIONS)         FIXED GIC        VARIABLE GIC            TOTAL
                      -------------- ------------------- ----------------------
2005                     $ 1,237            $4,006             $ 5,243
2006                       1,862                 -               1,862
2007                       1,561                 -               1,561
2008                       1,343                 -               1,343
2009                       1,393                 -               1,393
2010 and thereafter        2,835                 -               2,835
                         -------            ------             -------
          Total          $10,231            $4,006             $14,237
                         =======            ======             =======

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

7.   FEDERAL INCOME TAXES

EFFECTIVE TAX RATE

 ($ IN MILLIONS)
------------------------------------ -------------- -------------- -------------
FOR THE YEAR ENDED DECEMBER 31,          2004           2003          2002
------------------------------------ -------------- -------------- -------------
Income before federal income taxes       $2,083        $1,829        $1,503
Statutory tax rate                           35%           35%           35%
------------------------------------ -------------- -------------- -------------
Expected federal income taxes               729           640           526
Tax effect of:
     Non-taxable investment income          (93)          (91)          (62)
     Tax reserve release                    (23)          (79)          (43)
     Other, net                             (11)            1             -
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============
Effective tax rate                           29%           26%           28%
------------------------------------ -------------- -------------- -------------
COMPOSITION OF FEDERAL INCOME TAXES
Current:
     United States                         $530          $330          $217
     Foreign                                 33            30            19
------------------------------------ -------------- -------------- -------------
     Total                                  563           360           236
------------------------------------ -------------- -------------- -------------
Deferred:
     United States                           40           108           182
     Foreign                                 (1)            3             3
------------------------------------ -------------- -------------- -------------
     Total                                   39           111           185
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============

Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2004, 2003 and 2002 were $3 million, $3 million and $(17) million, respectively.

The net deferred tax liability at December 31, 2004 and 2003 was comprised of the tax effects of temporary differences related to the following assets and liabilities:

--------------------------------------------- ----------------- ---------------
($ IN MILLIONS)                                          2004          2003
--------------------------------------------- ----------------- ---------------
Deferred Tax Assets:
     Benefit, reinsurance and other reserves             $629           $574
     Operating lease reserves                              47             52
     Employee benefits                                    195            201
     Other                                                232            392
--------------------------------------------- ----------------- ---------------
           Total                                        1,103          1,219
--------------------------------------------- ----------------- ---------------
Deferred Tax Liabilities:
     Deferred acquisition costs and
       value of insurance in force                     (1,365)        (1,225)
     Investments, net                                  (1,809)        (1,795)
     Other                                               (149)          (229)
--------------------------------------------- ----------------- ---------------
            Total                                      (3,323)        (3,249)
--------------------------------------------- ----------------- ---------------
Net Deferred Tax Liability                            $(2,220)       $(2,030)
--------------------------------------------- ----------------- ---------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company and its subsidiaries file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement.

TIC had $325 million and $52 million payable to Citigroup at December 31, 2004 and 2003, respectively, related to the Agreement.

At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. At current rates the maximum amount of such tax would be approximately $326 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

8.   SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $842 million, $1,104 million and $256 million for the years ended December 31, 2004, 2003 and 2002, respectively. The Company's statutory capital and surplus was $7.9 billion and $7.6 billion at December 31, 2004 and 2003, respectively.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $908 million is available by the end of the year 2005 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. TIC has requested approval to effect certain of the distributions described in Note 17 as an extraordinary dividend. See Note 17. In accordance with the Connecticut statute, TLAC may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department. Primerica may pay up to $263 million to TIC in 2005 without prior approval of the Commonwealth of Massachusetts Insurance Department. The Company paid dividends of $773 million, $545 million and $586 million in 2004, 2003 and 2002, respectively.

The Company's 2004 dividends were paid in the following amounts: $467.5 million on March 30; $152.5 million on June 30; and $152.5 million on September 30. Due to the timing of the payments, these dividends were considered extraordinary.

In addition to the aforementioned quarterly dividends, the Company also made a dividend consisting of all the issued and outstanding shares of TLARC on December 15, 2004. TLARC was valued at $250,000 and was considered to be an ordinary dividend. See Notes 4 and 13 for further discussion of TLARC.

In December 2004, the Company requested and received prior approval from the State of Connecticut Insurance Department to pay an extraordinary dividend on January 3, 2005. Under Connecticut law, the ordinary dividend limitation amount is based upon the cumulative total of all dividend payments made within

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

the preceding twelve months. The Company's proposed dividend payment of $302.5 million payable on January 3, 2005 exceeded the ordinary dividend limitation by approximately $167 million, based on the 2005 dividend limit of $908 million. The State of Connecticut Insurance Department approved the request on December 19, 2004. TIC paid the dividend to its parent on January 3, 2005.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:


                                                  NET UNREALIZED                                             ACCUMULATED OTHER
                                                     GAIN/LOSS      FOREIGN CURRENCY        DERIVATIVE       CHANGES IN EQUITY
($ IN MILLIONS)                                    ON INVESTMENT       TRANSLATION        INSTRUMENTS AND      FROM NONOWNER
                                                    SECURITIES         ADJUSTMENTS      HEDGING ACTIVITIES        SOURCES
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, JANUARY 1, 2002                                $186                $(3)              $(109)                 $74
Unrealized gains on investment securities,
   net of tax of $167                                    308                  -                  -                   308
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(78)           144                  -                  -                   144
Foreign currency translation adjustment, net
   Of tax of $2                                           -                   3                  -                     3
Less: Derivative instrument hedging activity
   losses, net of tax of $(42)                            -                   -                 (75)                 (75)
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            452                  3                 (75)                 380
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2002                               638                  -                (184)                 454
Unrealized gains on investment securities,
   net of tax of $414                                    805                  -                   -                  805
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(6)             12                  -                   -                   12
Foreign currency translation adjustment, net
  of tax of $3                                             -                  4                   -                    4
Add: Derivative instrument hedging activity
   gains, net of tax of $46                                -                  -                  85                   85
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            817                  4                  85                  906
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2003                             1,455                  4                 (99)               1,360
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
Unrealized gains on investment securities,
   net of tax of $58                                    139                   -                   -                  139
Less: Reclassification adjustment for gains
   included in net income, net of tax of $1              (1)                  -                   -                   (1)
Foreign currency translation adjustment, net
   Of tax of $0                                           -                   1                   -                    1
Add: Derivative instrument hedging activity
   gains, net of tax of $53                                -                  -                  98                   98
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            138                  1                  98                  237
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2004                            $1,593                 $5                $ (1)              $1,597
------------------------------------------------- ---------------- -------------------- -------------------- -------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.   BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2004, 2003 and 2002.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed Travelers Property Casualty Corporation's (TPC) share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. See Note 14. The Company's share of net expense for this plan was insignificant for 2004, 2003 and 2002.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The Company's share of net expense for the other postretirement benefit plans was $28 million in both 2004 and 2003 and $18 million in 2002.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See
Note 13.

10.  LEASES

Most leasing functions for the Company are administered by a Citigroup subsidiary. Net rent expense for the Company was $22 million, $21 million, and $24 million in 2004, 2003 and 2002, respectively.

-------------------------- ----------------------- ---------------------
YEAR ENDING DECEMBER 31,      MINIMUM OPERATING       MINIMUM CAPITAL
($ IN MILLIONS)                RENTAL PAYMENTS        RENTAL PAYMENTS
-------------------------- ----------------------- ---------------------
2005                                $ 51                    $ 5
2006                                  58                      5
2007                                  58                      6
2008                                  56                      6
2009                                  48                      6
Thereafter                            31                     12
-------------------------- ----------------------- ---------------------
Total Rental Payments               $302                    $40
========================== ======================= =====================

Future sublease rental income of approximately $54 million will partially offset these commitments. Also, the Company will be reimbursed for 50%, totaling $120 million through 2011, of the rental expense for a particular lease by an affiliate.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

11.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies designed to enhance portfolio returns.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. In addition, the Company enters into interest rate futures contracts in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. In addition, the Company enters into interest rate swaps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company enters into interest rate caps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. In addition, the Company enters into interest rate caps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate caps, the Company pays a premium and is entitled to receive cash payments equal to the excess of the market interest rates over the strike prices multiplied by the notional principal amount. Interest rate cap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's Canadian operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different investment. The Company will also enter credit default swaps to reduce exposure to certain corporate debt security investment exposures that it holds. Under credit default swaps, the Company agrees with other parties to receive or pay, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004, the Company held collateral under these contracts amounting to approximately $813.0 million.

The table below provides a summary of the notional and fair value of derivatives by type:


($ IN MILLIONS)                                       DECEMBER 31, 2004                      DECEMBER 31, 2003
                                                                 FAIR VALUE                           FAIR VALUE
                                                          -------------------------             ------------------------
                                             Notional                               Notional
DERIVATIVE TYPE                               Amount        Assets    Liabilities     Amount     Assets    Liabilities
                                           -------------- ----------- ------------- ----------- ---------- -------------
Interest rate, equity and currency
   swaps                                        $8,926.0      $910.4        $158.7    $7,422.3     $685.7        $178.9
Financial futures                                1,421.0            -            -       790.2          -             -
Interest rate and equity options                 1,354.8       189.1             -       754.4      182.1             -
Currency forwards                                  510.1           -           8.9       352.4        0.3           7.3
Credit derivatives                                 427.4         4.1           3.4       209.5        5.2           0.6
Interest rate caps                                 117.5         3.1             -           -          -             -
                                           -------------- ----------- ------------- ----------- ---------- -------------
          TOTAL                                $12,756.8    $1,106.7        $171.0    $9,528.8     $873.3        $186.8
                                           -------------- ----------- ------------- ----------- ---------- -------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:


                                                 Year Ended               Year Ended
  In millions of dollars                      December 31, 2004       December 31, 2003
  ---------------------------------------- ------------------------ -----------------------
  Hedge ineffectiveness recognized
      related to fair value hedges               $(33.2)                      $(23.2)

  Hedge ineffectiveness recognized
      related to cash flow hedges                   6.1                         (3.4)

  Net loss recorded in accumulated
      other changes in equity from
      nonowner sources related to
      net investment hedges                        (0.6)                       (33.6)

  Net loss from economic
      hedges recognized in earnings               (20.1)                        (1.6)


During the years ended December 31, 2004 and 2003 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is $(76.1) million.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $375.5 million and $253.5 million at December 31, 2004 and 2003, respectively. The Company had unfunded commitments of $1,075.8 million and $527.8 million to these partnerships at December 31, 2004 and 2003, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

At December 31, 2004 and 2003, investments in fixed maturities had a carrying value and a fair value of $47.7 billion and $42.3 billion, respectively. See Notes 1 and 3.

At December 31, 2004, mortgage loans had a carrying value of $2.1 billion and a fair value of $2.2 billion and at year-end 2003 had a carrying value of $1.9 billion and a fair value of $2.0 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative Preferred Stock Series YYY, carried at cost of $2,225 million at December 31, 2004 and 2003, acquired as a contribution from TPC. This Series YYY Preferred Stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after February 27, 2022. Dividends totaling $150 million were received in both 2004 and 2003 and $125 million was received in 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY, carried at cost of $987 million at December 31, 2004 and 2003. This Series YY Preferred Stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during each of 2004, 2003 and 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2004, contractholder funds with defined maturities had a carrying value of $15.2 billion and a fair value of $15.6 billion, compared with a carrying value and a fair value of $13.5 billion and $13.7 billion at December 31, 2003. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $14.4 billion and a fair value of $14.1 billion at December 31, 2004, compared with a carrying value of $13.1 billion and a fair value of $12.8 billion at December 31, 2003. These contracts generally are valued at surrender value.

The carrying values of $567 million and $698 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying value of $3.0 billion and $2.5 billion of financial instruments classified as other liabilities at December 31, 2004 and 2003 also approximated their fair values at both December 31, 2004 and 2003. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

Both the assets and liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $350 million at December 31, 2003. This separate account was fully consolidated in 2004 per the adoption of SOP 03-1. See Note 1.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

OTHER

The Company is a member of the Federal Home Loan Bank of Boston (the Bank), and in this capacity has entered into a funding agreement (the agreement) with the Bank where a blanket lien has been granted to collateralize the Bank's deposits. The Company maintains control of these assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The agreement further states that upon any event of default, the Bank's recovery is limited to the amount of the member's outstanding funding agreement. The amount of the Company's liability for funding agreements with the Bank as of December 31, 2004 is $1.1 billion, included in contractholder funds. The Company holds $60.3 million of common stock of the Bank, included in equity securities.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company has provided a guarantee on behalf of Citicorp International Life Insurance Company, Ltd. (CILIC), an affiliate. The Company has guaranteed to pay claims up to $1 billion of life insurance coverage for CILIC. This guarantee takes effect if CILIC cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in force under this guarantee at December 31, 2004 is $466 million. The Company does not hold any collateral related to this guarantee.

13.  RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004. The Company paid Citigroup and its subsidiaries $41.0 million, $55.3 million and $56.9 million in 2004, 2003 and 2002, respectively, for these services. The amounts due to affiliates related to these services, included in other liabilities at December 31, 2004 and 2003, were insignificant.

The Company has received reimbursements from Citigroup and its affiliates related to the Company's increased benefit and lease expenses after the TPC spin-off. See Note 14. These reimbursements totaled $27.4 million, $34.3 million and $15.5 million in 2004, 2003 and 2002, respectively.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $3.3 billion at both December 31, 2004 and 2003, and is included in short-term securities in the consolidated balance sheets.

At December 31, 2004 and 2003, the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets, Inc. (CGMI), of $361.5 million and $238.5 million, respectively.

Included in other invested assets is a $3.2 billion investment in Citigroup Preferred Stock at December 31, 2004 and 2003, carried at cost. Dividends received on these investments were $203 million in both 2004 and 2003 and $178 million in 2002. See Notes 11 and 17.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $92.9 million and $166.3 million at December 31, 2004 and 2003, respectively. Income of $54.2 million, $18.6 million and $99.7 million was earned on these investments in 2004, 2003 and 2002, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $45.3 million and $48.3 million at December 31, 2004 and 2003, respectively. Income of $4.5 million, $33.9 million and $0 were earned on this investment in 2004, 2003 and 2002, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers, including SB. These transactions are conducted on an arm's-length basis. Amounts due to SB were $363.7 million and $134.4 million at December 31, 2004 and 2003, respectively.

The Company markets deferred annuity products and life insurance through its affiliate, Smith Barney (SB), a division of CGMI. Annuity deposits related to these products were $877 million, $835 million, and $1.0 billion in 2004, 2003 and 2002, respectively. Life

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

premiums were $137.5 million, $114.9 million and $109.7 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $71.9 million, $70.3 million and $77.0 million in 2004, 2003 and 2002, respectively.

The Company also markets individual annuity and life insurance through CitiStreet Retirement Services, a division of CitiStreet LLC, (CitiStreet), a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet were $1.5 billion, $1.4 billion and $1.6 billion in 2004, 2003 and 2002, respectively. Commissions and fees paid to CitiStreet were $45.9 million, $52.9 million and $54.0 million in 2004, 2003 and 2002, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (together with its subsidiaries, Citibank). Deposits received from Citibank were $525 million, $357 million and $321 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $44.3 million, $29.8 million and $24.0 million in 2004, 2003 and 2002, respectively.

Primerica Financial Services, Inc. (PFS), an affiliate, is a distributor of products for TLA. PFS or its affiliates sold $983 million, $714 million and $787 million of individual annuities in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $75.4 million, $58.1 million and $60.4 million in 2004, 2003 and 2002, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon U.S. gross direct premiums received by Primerica Life. The fees paid by Primerica Life were $15 million in 2004 and $12.5 million in each of 2003 and 2002.

During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $1,071 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $1,054 million in 2004. The net amount paid was $17 million and reported as a reduction of other income. See Note 4.

TIC has made a solvency guarantee for an affiliate, CILIC. See Note 12.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company's charge to income for this program was insignificant in 2004, 2003 and 2002.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included in other assets in the consolidated balance sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2004, 2003 and 2002.

14.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On April 1, 2004 TPC merged with a subsidiary of The St. Paul Companies to form St. Paul Travelers.

On March 27, 2002, TPC, the Company's parent at December 31, 2001, completed its IPO. On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. In 2002, prior to the IPO the following transactions occurred:

     o The common stock of the Company was distributed by TPC to CIHC so the Company would remain an indirect wholly owned subsidiary of Citigroup.

     o The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o The Company assumed pension, postretirement and post employment benefits payable to all inactive employees of the former Travelers Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities. In March 2003, TPC paid the Company $22.6 million as a settlement for these benefit-related liabilities.

     o The Company received 2,225 shares of Citigroup's 6.767% Cumulative Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)

     Citigroup Series YYY Preferred Stock                     $2,225
     TLA Holdings LLC                                            142
     Cash and other assets                                       189
     Pension, postretirement, and post-
           employment benefits payable                          (279)
     Deferred tax assets                                          98
     Deferred tax liabilities                                   (779)
                                                              --------
                                                              $1,596
                                                              ========

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. The Company paid TPC $4.9 million and $33.6 million in 2003 and 2002, respectively, for these services. In 2004, The Company did not receive these services.

The Company has a license from St. Paul Travelers to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:


-------------------------------------------------- ------------ ------------ ------------
FOR THE YEAR ENDED DECEMBER 31,                       2004         2003         2002
($ IN MILLIONS)
-------------------------------------------------- ------------ ------------ ------------
Net Income                                           $1,481       $1,358       $1,082
    Adjustments to reconcile net income to net
    cash provided by operating activities:
       Realized (gains) losses                          (16)         (37)         322
       Deferred federal income taxes                     (9)          58          185
       Amortization of deferred policy
         acquisition costs                              649          501          393
       Additions to deferred policy acquisition
         costs                                       (1,203)        (960)        (879)
       Investment income                                106         (503)        (119)
       Premium balances                                  (8)           8           (7)
       Insurance reserves and accrued expenses          604          832          493
       Other                                            (79)        (443)        (402)
-------------------------------------------------- ------------ ------------ ------------
Net cash provided by operations                      $1,525         $814       $1,068
-------------------------------------------------- ------------ ------------ ------------


16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

In 2004, significant non-cash investing and financing activities include the minority interest reversal of joint ventures held by TPC in the amount of $(58) million. In 2003, these activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $53 million and the inclusion of the TPC minority interest in joint ventures in the amount of $63 million. In 2002, these activities include the contribution of $2,225 million of Citigroup YYY Preferred Stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

17.  SUBSEQUENT EVENT

On January 31, 2005, Citigroup announced that it had agreed to sell TIC, including TLAC and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed during this summer.

The Company's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company (Primerica
Life), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the Dispositions). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

18. EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT

METLIFE, INC. TRANSACTION

On July 1, 2005 (the "Acquisition Date"), the Company and other affiliated entities, including substantially all of Citigroup's international insurance businesses, and excluding Primerica Life and its subsidiaries, were acquired by MetLife from CIHC for $12.0 billion.

Consideration paid by MetLife for the purchase consisted of approximately $10.9 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of approximately $1.0 billion to Citigroup and approximately $100 million in other transaction costs. Consideration paid to Citigroup will be finalized subject to review of the June 30, 2005 financial statements of Travelers by both MetLife and Citigroup and the interpretation of the provisions of the acquisition agreement (the "Acquisition Agreement") by both parties.

In accordance with Statement of Financial Accounting Standard ("SFAS") No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition is being accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the Acquisition Date. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 54, Push Down Basis of Accounting in Financial Statements of a Subsidiary, the purchase method of accounting applied by Metlife to the acquired assets and liabilities associated with the Company has been "pushed down" to the Company. The effect of "push down" accounting on the Company's net assets resulted i n a $1.2 billion decrease i n the Company's equity. Reflected in this charge is an allocation of $814 million of goodwill relating to the acquisition. The fair value of certain assets acquired and liabilities assumed, including goodwill, may be adjusted during the allocation period due to finalization of the purchase price to be paid to Citigroup, agreement between Citigroup and MetLife as to the tax basis purchase price to be allocated to the acquired subsidiaries, and receipt of information regarding the estimation of certain fair values. In no case will the adjustments extend beyond one year from the acquisition date. These adjustments may have a material effect on the financial statements of the Company.

In connection with the Acquisition, MetLife also filed with the State of Connecticut Insurance Department (the "Department") an Amended and Restated Form A Statement Regarding the Acquisition of Control of or Merger with a Domestic Insurer, dated April 19, 2005 (the "Form A"), seeking the approval of the Department to acquire control of the Company. The Form A was approved by the Department on June 30, 2005. The Form A includes MetLife's post-Acquisition business plan and financial projections for the Company after the closing date. The Company will generally phase out the products that it currently issues by the end of 2006 which may, over time, result in fewer assets and liabilities. The Company may, however, determine to introduce new products in the future.

Prior to the sale, certain restructuring transactions were required pursuant to the Agreement. The following transfers to CIHC occurred on June 30, 2005:

1. All TIC's membership in Keeper Holdings LLC, which holds an interest in CitiStreet LLC;

2. All TIC's shares of Citigroup Series YYY and YY preferred stock;

3. All TIC's shares of American Financial Life Insurance Company stock;

4. All TIC's shares of Primerica Life stock;

5. All TIC's obligations in the amount of $105 million and the related deferred tax assets of $37 million and cash in the amount of $68 million associated with the Connecticut River Plaza lease;

6. All owned intellectual property and all trademarks used in connection with products offered only by or through the Company. This includes, but is not limited to, the "umbrella" trademark and umbrella design trademark, and any trademarks which include the terms "citi," "Citi," the arc design and the blue wave design;

7. All TIC's net obligations in the amount of $443 million related to non-qualified employee benefit plans (including retiree welfare, pension, long-term disability, workers compensation and deferred compensation obligations) and associated assets consisting of $191 million in cash, and other assets, including a deferred tax asset, totaling $252 million; and

8. All TIC's obligations and rights related to future gains and losses under all policies providing long-term care benefits.

The State of Connecticut Insurance Department approved the extraordinary dividend of all TIC's ownership interests and obligations as included in items 1 through 6, and 8 as set forth above. Restructuring transaction item number 7, as set forth above, was accounted for as an asset/liability transfer, and did not require approval from the State of Connecticut Insurance Department.

LITIGATION

A former registered representative of Tower Square Securities, Inc. (Tower Square), a broker-dealer subsidiary of TIC, is alleged to have defrauded individuals by diverting funds for his personal use. In June 2005, the SEC issued a formal order of investigation with respect to Tower Square and served Tower Square with a subpoena. The Securities and Business Investments Division of the Connecticut Department of Banking and the National Association of Securities Dealers (NASD) are also reviewing this matter. Tower Square intends to fully cooperate with the SEC, the NASD and the Department of Banking. One arbitration matter was commenced in June 2005 against Tower Square and the other unaffiliated broker-dealers with whom the registered representative was formerly registered. It is reasonably possible that other matters will be brought regarding this matter. Tower Square intends to defend itself vigorously in all such cases.

In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

See Note 12 for further discussion.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of March 28, 2005, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

---------------------------------------------------------------------- -------------- -------------- ------------------------
TYPE OF INVESTMENT                                                                                       AMOUNT SHOWN IN
                                                                           COST           VALUE          BALANCE SHEET(1)
---------------------------------------------------------------------- -------------- -------------- ------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
           authorities                                                      $6,582         $6,840              $6,840
         States, municipalities and political subdivisions                     364            404                 404
         Foreign governments                                                   847            927                 927
         Public utilities                                                    2,516          2,710               2,710
         Convertible bonds and bonds with warrants attached                    228            245                 245
         All other corporate bonds                                          34,601         36,373              36,373
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Bonds                                                   45,138         47,499              47,499
     Redeemable preferred stocks                                               176            216                 216
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Fixed Maturities                                             45,314         47,715              47,715
---------------------------------------------------------------------- -------------- -------------- ------------------------
Equity Securities:
     Common Stocks:
         Banks, trust and insurance companies                                   13             17                  17
         Industrial, miscellaneous and all other                               140            177                 177
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Common Stocks                                              153            194                 194
     Nonredeemable preferred stocks                                            169            173                 173
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Equity Securities                                               322            367                 367
---------------------------------------------------------------------- -------------- -------------- ------------------------
Mortgage Loans                                                               2,124                              2,124
Real Estate Held For Sale                                                       37                                 37
Policy Loans                                                                 1,121                              1,121
Short-Term Securities                                                        3,731                              3,731
Trading Securities                                                           1,360                              1,360
Other Investments(2)(3)(4)                                                   1,341                              1,341
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Investments                                                 $55,350                            $57,796
====================================================================== ============== ============== ========================


(1) Determined in accordance with methods described in Notes 1 and 3 of the Notes to Consolidated Financial Statements.

(2) Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(3) Also excludes $415 million fair value of investment in affiliated partnership interests.

(4) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)


----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
                                                       FUTURE POLICY
                                       DEFERRED        BENEFITS,           OTHER POLICY
                                       POLICY          LOSSES, CLAIMS      CLAIMS AND                  NET           BENEFITS,
                                       ACQUISITION     AND LOSS            BENEFITS       PREMIUM      INVESTMENT    CLAIMS AND
                                       COSTS           EXPENSES(1)         PAYABLE        REVENUE      INCOME        LOSSES(2)
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
        2004
Travelers Life & Annuity                $2,771           $46,452             $581            $911         $3,012        $2,716
Primerica                                2,178             3,696              180           1,315            336           560
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,949           $50,148             $761          $2,226         $3,348        $3,276
=================================== ================ ================ ================= ============ =============== ============
        2003
Travelers Life & Annuity                $2,361           $42,023             $532          $1,082         $2,743        $2,816
Primerica                                2,034             3,500              161           1,245            315           534
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,395           $45,523             $693          $2,327         $3,058        $3,350
=================================== ================ ================ ================= ============ =============== ============
       2002
Travelers Life & Annuity                $2,043           $37,774             $461           $ 730         $2,646        $2,404
Primerica                                1,893             3,261              147           1,194            290           527
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $3,936           $41,035             $608          $1,924         $2,936        $2,931
=================================== ================ ================ ================= ============ =============== ============

----------------------------------- ------------------- ------------- ----------
                                    AMORTIZATION OF
                                    DEFERRED POLICY      OTHER
                                    ACQUISITION          OPERATING     PREMIUMS
                                    COSTS                EXPENSES      WRITTEN
----------------------------------- ------------------- ------------- ----------
        2004
Travelers Life & Annuity                  $400             $259            $911
Primerica                                  249              228           1,310
----------------------------------- ------------------- ------------- ----------
Total                                     $649             $487          $2,221
=================================== =================== ============= ==========
        2003
Travelers Life & Annuity                  $266             $240          $1,093
Primerica                                  235              219           1,251
----------------------------------- ------------------- ------------- ----------
Total                                     $501             $459          $2,344
=================================== =================== ============= ==========
       2002
Travelers Life & Annuity                  $174             $190           $ 729
Primerica                                  219              217           1,184
----------------------------------- ------------------ ------------ ------------
Total                                     $393             $407          $1,913
=================================== ================== ============ ============


(1)  Includes contractholder funds.
(2)  Includes interest credited to contractholders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
                                                                                                             PERCENTAGE OF
                                                             CEDED TO OTHER    ASSUMED FROM                 AMOUNT ASSUMED
                                              GROSS AMOUNT      COMPANIES     OTHER COMPANIES  NET AMOUNT       TO NET
       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
     2004
       Life Insurance In Force                     $646,184        $397,411          $3,470        $252,243          1.4%

       Premiums:
            Life insurance                         $  2,609        $    460          $    1        $  2,150            -
            Accident and health insurance               305             229               -              76            -
            Property casualty                             1               1               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,915        $    690          $    1        $  2,226            -
                                                   ========        ========          ======        ========       ======
      2003
       Life Insurance In Force                     $593,006        $356,298          $3,519        $240,227          1.4%

       Premiums:
            Life insurance                         $  2,672        $    419          $    1        $  2,254            -
            Accident and health insurance               308             235               -              73            -
            Property casualty                            21              21               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  3,001        $    675          $    1        $  2,327            -
                                                   ========        ========          ======        ========       ======
      2002
       Life Insurance In Force                     $549,066        $321,940          $3,568        $230,694          1.5%

       Premiums:
            Life insurance                         $  2,227          $  377          $    -        $  1,850            -
            Accident and health insurance               316             242               -              74            -
            Property casualty                           109             109               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,652        $    728          $    -        $  1,924            -
                                                   ========        ========          ======        ========       ======


                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415










L-11843S
                                                                   November 2005

                                     PART C

                                OTHER INFORMATION
                                -----------------

ITEM 26.   EXHIBITS

  EXHIBIT
   NUMBER  DESCRIPTION
           -----------

     a.    Resolution of the Board of Directors of The Travelers
           Insurance Company authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit No. 1 to Post-Effective Amendment No. 17 to the Registration Statement on Form S-6 filed April 29, 1996.)

     b.    Not Applicable.

    c.1. Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit c.1 to Post Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952 filed February 7, 2003.)

    c.2. Specimen Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

     d. Contracts and Riders. (Incorporated here in by reference to Exhibit d to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

    d.1. Form of Variable Life Insurance Contracts. (Incorporated here in by reference to Exhibit d to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

    d.2. Accidental Death Benefit. (Incorporated here in by reference to Exhibit d to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

    d.3. Accelerated Death Benefit Rider. (Incorporated here in by reference to Exhibit d to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

    d.4. Child Term Rider. (Incorporated here in by reference to Exhibit d to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

    d.5. Cost of Living Adjustment Rider. (Incorporated here in by reference to Exhibit d to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

    d.6. Coverage Extension Rider. (Incorporated here in by reference to Exhibit d to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

    d.7. Estate Tax Repeal Rider. (Incorporated here in by reference to Exhibit d to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

    d.8. Full Surrender Charge Waiver Rider. (Incorporated here in by reference to Exhibit d to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

    d.9. Lapse Protection Guarantee Rider. (Incorporated here in by reference to Exhibit d to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.10. Maturity Extension Rider. (Incorporated here in by reference to Exhibit d to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.11. Primary Insured Term Rider. (Incorporated here in by reference to Exhibit d to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.12. Spouse Term Insurance Rider. (Incorporated here in by reference to Exhibit d to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.13. Specified Amount Payment Rider. (Incorporated here in by reference to Exhibit d to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.14. Waiver of Deduction Amount Rider. (Incorporated here in by reference to Exhibit d to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

     e. Application for Variable Life Insurance Contracts. (Incorporated here in by reference to Exhibit d to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

    f.1. Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement filed on Form N-4, File No. 333-40193, filed November 13, 1997.)

    f.2. By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement filed on Form N-4, File No. 333-40193, filed November 13, 1997.)

     g. Reinsurance Contracts. (Incorporated herein by reference to Exhibit g to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

     h. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.)

     i.    Administrative Contracts. Not applicable.

     j.    None

     k. Opinion of counsel as to the legality of the securities being registered. (Incorporated herein by reference to Exhibit k to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

     l. Actuarial Representation Letter. (Incorporated herein by reference to Exhibit l to Post-Effective Amendment No. 27 to the Registration Statement on Form N-6, File No. 02-88637, filed April 29, 2005.)

     m. Calculations. (Incorporated herein by reference to Exhibit m to Post-Effective Amendment No. 7 to the Registration Statement on Form N-6, File No. 333-96519, filed April 29, 2005.).

     n. Other Opinions. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

     o.    Omitted Financial Statement. Not applicable.

     p.    Initial Capital Agreements. Not applicable.

     q. Redeemability Exemption. (Incorporated herein by reference to Exhibit q to Post-Effective Amendment No. 27 to the Registration Statement on Form N-6, File No. 02-88637, filed April 29, 2005.)

     r. Powers of Attorney authorizing Michele H. Abate, Thomas S. Clark, John E. Connolly, Jr., Mary K. Johnson, James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift to act as signatory for
           C. Robert Henrikson, Leland C. Launer, Jr., Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska, Jr. (Incorporated herein by reference to Post-Effective Amendment No. 10 to the TIC Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File No. 333-101778, filed September 20, 2005).

ITEM 27.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
----------------              ----------------------

C. Robert Henrikson           Director, Chairman, President and Chief Executive
                              Officer

Leland C. Launer, Jr.         Director

Lisa M. Weber                 Director

Steven A. Kandarian           Executive Vice President and Chief Investment
                              Officer

James L. Lipscomb             Executive Vice President and General Counsel

Gwenn L. Carr                 Senior Vice President and Secretary

Michael K. Farrell            Senior Vice President

Hugh C. McHaffie              Senior Vice President

Joseph J. Prochaska, Jr.      Senior Vice President and Chief Accounting Officer

Stanley J. Talbi              Senior Vice President and Chief Financial Officer

Anthony J. Williamson         Senior Vice President and Treasurer

PRINCIPAL BUSINESS ADDRESS:

         The principal business address of each person shown above is MetLife, Inc., One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101, except that the principal business address for Steven
         A. Kandarian and Michael K. Farrell is 10 Park Avenue, Morristown, NJ 07962 and for Hugh C. McHaffie is 501 Boylston Street, Boston, MA 02116.



ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The Travelers Insurance Company under Connecticut insurance law. The Registrant and Depositor are ultimately controlled by MetLife, Inc.

An organizational chart for MetLife, Inc. is as follows:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF SEPTEMBER 30, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

      3.    Nathan and Lewis Associates of Texas, Inc. (TX)

      4.    Nathan and Lewis Associates Insurance Agency of Massachusetts, Inc.
            (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    CitiInsurance de Brasil Vida e Previdencia S.A. (Brazil)

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

            a) Siembra AFJP S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    CitiInsurance Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19.   MetLife (India) Private Ltd. (India)

      20.   Metropolitan Marine Way Investments Limited (Canada)

      21.   MetLife Private Equity Holdings, LLC (DE)

      22.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      23.   Metropolitan Realty Management, Inc. (DE)

      24.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      25.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        26.   Bond Trust Account A (MA)

        27.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      28.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      29.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (51.6%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

      30.   Corporate Real Estate Holdings, LLC (DE)

      31. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      32.   MetLife Tower Resources Group, Inc. (DE)

      33.   Headland Development Corporation (CA)

      34.   Headland - Pacific Palisades, LLC (CA)

      35.   Headland Properties Associates (CA)

      36.   Krisman, Inc. (MO)

      37.   Special Multi-Asset Receivables Trust (DE)

      38.   White Oak Royalty Company (OK)

      39.   500 Grant Street GP LLC (DE)

      40. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3.    BHI Rodeo LLC (DE)

      4. Citigroup Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      5. Citigroup Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      6. Citigroup Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

            a) Tishman Speyer/Citigroup Alternative Investments Associates III, LLC (DE)

      7.    Pilgrim Investments Highland Park, LLC (CO)

      8.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      9.    Pilgrim Investments York Road, LLC(DE)

      10.   Euro TI Investments LLC (DE)

      11.   Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd (Virgin
                  Islands)

      12.   Hollow Creek, L.L.C. (CT/NC)

      13. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      14. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      15.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      16.   TIC European Real Estate LP, LLC (DE)

      17.   TL&A Insurance Distribution LLC (DE)

      18.   Travelers European Investments LLC (CT)

      19.   Travelers International Investments Ltd. (Cayman Islands)

      20. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      21.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      22.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      23.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      24.   Umbrella Bear, Inc. (FL)

      25.   Ryan/Pilgrim Investments Chandler Freeways LLC (DE)

      26. TRAL & Co. (DE) - is a general partner. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      27.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7



ITEM 29.   INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.



The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter, as well as certain other subsidiaries of MetLife are covered.


RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITER
(a)   Travelers Distribution LLC
      P. O. Box 990026
      Hartford, CT 06199-0026

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)   NAME AND PRINCIPAL          POSITIONS AND OFFICES
      BUSINESS ADDRESS            WITH UNDERWRITER
      ----------------            ----------------

      Leslie Sutherland           President

      Steven J. Brash             Vice President

      Debora L. Buffington *      Vice President, Director of Compliance

      Charles M. Deuth            Vice President, National Accounts

      Anthony J. Dufault *        Vice President

      James R. Fitzpatrick *      Vice President

      Elizabeth M. Forget **      Vice President and Chief Marketing Officer

      Helayne F. Klier **         Vice President

      Paul M. Kos *               Vice President

      Paul A. LaPiana *           Vice President, Life Insurance Distribution
                                  Division

      Richard C. Pearson *        Vice President and Secretary

      John E. Petersen ***        Vice President

      Robert H. Petersen *****    Vice President and Chief Financial Officer

      Deron J. Richens *          Vice President

      Paul A. Smith               Vice President

      Cathy Sturdivant *          Vice President

      Paulina Vakouros **         Vice President

      Edward C. Wilson *          Vice President and Chief Distribution Officer

      Anthony J. Williamson       Treasurer

      Michael K. Farrell ****     Manager

      William J. Toppeta          Manager

      Unless otherwise noted, the principal business address of each person shown above is: MetLife, Inc., One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101
      * MetLife Investors, 5 Park Plaza, Suite 1900, Irvine, CA 92614
      ** MetLife, 260 Madison Avenue, New York, NY 10016
      *** MetLife, 13045 Tesson Ferry Road, St. Louis, MO 63128
      **** MetLife, 10 Park Avenue, Morristown, NJ 07962
      ***** MetLife, 485-E US Highway 1 South, 4th floor, Iselin, NJ 08830

(c) Travelers Distribution LLC ("TDLLC"), as the principal underwriter and distributor, does not receive any fees on the Policies. The Company pays compensation directly to broker-dealers who have selling agreements with TDLLC.

      Tower Square Securities, Inc. provides certain limited services to TDLLC in the course of ordinary business as a principal underwriter to maintain its status as a broker-dealer in good standing with the NASD. Tower Square Securities, Inc. allocates such expenses to TDLLC.



ITEM 31.   LOCATION OF ACCOUNTS AND RECORDS
(1)   The Travelers Insurance Company
      One Cityplace
      Hartford, Connecticut 06103-3415

ITEM 32.   MANAGEMENT SERVICES

Not Applicable.

ITEM 33.   FEE REPRESENTATION

The Company hereby represents that the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the registration statement under Rule 485(b) and has duly caused this post-effective amendment to this registration statement to be signed on its behalf by the undersigned duly authorized, in the City of Hartford, and State of Connecticut, on this 18th day of November, 2005.


                      THE TRAVELERS FUND UL FOR VARIABLE LIFE INSURANCE
                                    (Registrant)


                               THE TRAVELERS INSURANCE COMPANY
                                     (Depositor)


                                        By: /s/ Hugh C. McHaffie
                                            ------------------------------------
                                            Hugh C. McHaffie
                                            Senior Vice President


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 18th day of November, 2005.


*C. ROBERT HENRIKSON                  Director, Chairman, President and Chief
----------------------------------    Executive Officer
(C. Robert Henrikson)

*STANLEY J. TALBI                     Senior Vice President and Chief Financial
----------------------------------    Officer
(Stanley J. Talbi)

*JOSEPH J. PROCHASKA, JR.
----------------------------------    Senior Vice President and Chief Accounting
(Joseph J. Prochaska, Jr.)            Officer

*LELAND C, LAUNER, JR.                Director
----------------------------------
(Leland C. Launer, Jr.)

*LISA M. WEBER                        Director
----------------------------------
(Lisa M. Weber)



*By:   /s/ John E. Connolly, Jr.
       ---------------------------------------
       John E. Connolly, Jr., Attorney-in-fact

* The Travelers Insurance Company. Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Post-Effective Amendment No. 10 to the TIC Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File No. 333-101778, filed September 20, 2005




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                                  EXHIBIT INDEX

EXHIBIT
LETTER    DESCRIPTION
   n.     Consent of KPMG LLP, Independent Registered Public Accounting Firm.